UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03583

Fidelity Mt. Vernon Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Growth Strategies Fund Fidelity® Growth Strategies Fund Class K : FAGKX

This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.66%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$3,262,782,097
Number of Holdings	115
Portfolio Turnover	70%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.9
Information Technology	19.2
Health Care	16.9
Consumer Discretionary	14.3
Financials	10.1
Communication Services	3.7
Energy	3.3
Materials	1.8
Utilities	1.8
Consumer Staples	1.4
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apollo Global Management Inc	2.9
TransDigm Group Inc	2.8
ResMed Inc	2.5
Cintas Corp	2.4
Copart Inc	2.3
WW Grainger Inc	2.3
Quanta Services Inc	2.2
Cardinal Health Inc	2.1
Ameriprise Financial Inc	2.0
Gartner Inc	1.9
23.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915884.100 2076-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Equity Growth K6 Fund Fidelity® Equity Growth K6 Fund : FEGKX

This semi-annual shareholder report contains information about Fidelity® Equity Growth K6 Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Growth K6 Fund	$ 25	0.45%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$70,009,412
Number of Holdings	130
Portfolio Turnover	54%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	41.7
Health Care	14.6
Industrials	12.1
Communication Services	11.5
Consumer Discretionary	9.4
Financials	6.4
Energy	2.6
Consumer Staples	0.7
Materials	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	13.0
NVIDIA Corp	10.6
Alphabet Inc Class A	5.1
Apple Inc	5.1
Amazon.com Inc	4.9
Uber Technologies Inc	3.9
Eli Lilly & Co	2.8
Boston Scientific Corp	2.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.2
Netflix Inc	2.1
52.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915923.100 7524-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Series Growth Company Fund Fidelity® Series Growth Company Fund : FCGSX

This semi-annual shareholder report contains information about Fidelity® Series Growth Company Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Growth Company Fund	$ 0 A	0.01%
A Amount represents less than $.50

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$16,119,733,362
Number of Holdings	589
Portfolio Turnover	23%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.2
Consumer Discretionary	16.5
Health Care	12.9
Communication Services	11.4
Industrials	4.4
Financials	3.2
Consumer Staples	2.8
Materials	0.5
Energy	0.4
Real Estate	0.1
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	16.7
Apple Inc	8.6
Microsoft Corp	7.5
Amazon.com Inc	6.2
Alphabet Inc Class A	4.5
Alphabet Inc Class C	2.6
Meta Platforms Inc Class A	2.5
Eli Lilly & Co	2.5
Lululemon Athletica Inc	2.1
Pure Storage Inc Class A	1.6
54.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915917.100 2610-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Growth Company K6 Fund Fidelity® Growth Company K6 Fund : FGKFX

This semi-annual shareholder report contains information about Fidelity® Growth Company K6 Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Company K6 Fund	$ 26	0.45%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$19,672,478,077
Number of Holdings	567
Portfolio Turnover	24%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	45.3
Consumer Discretionary	16.1
Health Care	13.9
Communication Services	11.6
Industrials	4.8
Financials	3.6
Consumer Staples	3.1
Energy	0.6
Materials	0.5
Real Estate	0.1
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	16.2
Apple Inc	6.9
Amazon.com Inc	5.3
Microsoft Corp	5.2
Meta Platforms Inc Class A	4.4
Alphabet Inc Class A	3.8
Eli Lilly & Co	2.8
Lululemon Athletica Inc	2.2
Alphabet Inc Class C	1.6
Pure Storage Inc Class A	1.5
49.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915922.100 3458-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Growth Strategies Fund Fidelity® Growth Strategies Fund : FDEGX

This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Strategies Fund	$ 44	0.80%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$3,262,782,097
Number of Holdings	115
Portfolio Turnover	70%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.9
Information Technology	19.2
Health Care	16.9
Consumer Discretionary	14.3
Financials	10.1
Communication Services	3.7
Energy	3.3
Materials	1.8
Utilities	1.8
Consumer Staples	1.4
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apollo Global Management Inc	2.9
TransDigm Group Inc	2.8
ResMed Inc	2.5
Cintas Corp	2.4
Copart Inc	2.3
WW Grainger Inc	2.3
Quanta Services Inc	2.2
Cardinal Health Inc	2.1
Ameriprise Financial Inc	2.0
Gartner Inc	1.9
23.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915885.100 324-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Growth Company Fund Fidelity® Growth Company Fund : FDGRX

This semi-annual shareholder report contains information about Fidelity® Growth Company Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Company Fund	$ 29	0.51%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$62,210,777,272
Number of Holdings	592
Portfolio Turnover	18%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.5
Consumer Discretionary	16.4
Health Care	12.9
Communication Services	11.3
Industrials	4.6
Financials	3.2
Consumer Staples	2.8
Materials	0.6
Energy	0.6
Real Estate	0.0
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	17.2
Apple Inc	9.3
Microsoft Corp	7.3
Amazon.com Inc	6.3
Alphabet Inc Class A	4.5
Alphabet Inc Class C	2.7
Eli Lilly & Co	2.3
Lululemon Athletica Inc	2.3
Meta Platforms Inc Class A	2.2
Pure Storage Inc Class A	1.4
55.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915843.100 25-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Growth Strategies K6 Fund Fidelity® Growth Strategies K6 Fund : FSKGX

This semi-annual shareholder report contains information about Fidelity® Growth Strategies K6 Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Strategies K6 Fund	$ 25	0.45%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$312,244,733
Number of Holdings	115
Portfolio Turnover	64%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	26.8
Information Technology	19.0
Health Care	16.8
Consumer Discretionary	14.7
Financials	10.0
Communication Services	3.6
Energy	3.3
Materials	1.8
Utilities	1.8
Consumer Staples	1.4
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apollo Global Management Inc	2.8
TransDigm Group Inc	2.8
ResMed Inc	2.5
Copart Inc	2.4
Cintas Corp	2.4
WW Grainger Inc	2.3
Quanta Services Inc	2.2
Cardinal Health Inc	2.1
Ameriprise Financial Inc	1.9
Gartner Inc	1.9
23.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915921.100 2952-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Growth Company Fund Fidelity® Growth Company Fund Class K : FGCKX

This semi-annual shareholder report contains information about Fidelity® Growth Company Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 25	0.44%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$62,210,777,272
Number of Holdings	592
Portfolio Turnover	18%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.5
Consumer Discretionary	16.4
Health Care	12.9
Communication Services	11.3
Industrials	4.6
Financials	3.2
Consumer Staples	2.8
Materials	0.6
Energy	0.6
Real Estate	0.0
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	17.2
Apple Inc	9.3
Microsoft Corp	7.3
Amazon.com Inc	6.3
Alphabet Inc Class A	4.5
Alphabet Inc Class C	2.7
Eli Lilly & Co	2.3
Lululemon Athletica Inc	2.3
Meta Platforms Inc Class A	2.2
Pure Storage Inc Class A	1.4
55.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915842.100 2090-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® New Millennium Fund® Fidelity® New Millennium Fund® : FMILX

This semi-annual shareholder report contains information about Fidelity® New Millennium Fund® for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Millennium Fund®	$ 44	0.80%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$4,902,723,342
Number of Holdings	163
Portfolio Turnover	37%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.0
Industrials	14.4
Consumer Discretionary	11.7
Financials	11.4
Health Care	10.7
Communication Services	9.4
Energy	4.7
Materials	3.6
Consumer Staples	3.0
Utilities	2.3
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.3
NVIDIA Corp	6.4
Amazon.com Inc	3.9
Apple Inc	3.7
Meta Platforms Inc Class A	2.5
Alphabet Inc Class A	2.5
Eli Lilly & Co	2.0
Visa Inc Class A	1.6
Exxon Mobil Corp	1.3
Chubb Ltd	1.3
32.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915875.100 300-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Growth Strategies Fund

Semi-Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Growth Strategies Fund
Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 3.7%
Entertainment - 0.6%
Live Nation Entertainment, Inc. (a)	205,248	19,240
Interactive Media & Services - 1.3%
Pinterest, Inc. Class A (a)	1,001,800	41,565
Media - 1.8%
The Trade Desk, Inc. (a)	633,064	58,736
TOTAL COMMUNICATION SERVICES		119,541
CONSUMER DISCRETIONARY - 14.2%
Broadline Retail - 0.3%
Coupang, Inc. Class A (a)	394,959	8,981
Distributors - 0.3%
Pool Corp. (b)	26,477	9,626
Diversified Consumer Services - 0.6%
Duolingo, Inc. (a)	105,263	20,147
Hotels, Restaurants & Leisure - 3.6%
Chipotle Mexican Grill, Inc. (a)	5,401	16,903
Domino's Pizza, Inc.	68,102	34,635
Doordash, Inc. (a)	40,700	4,481
Expedia Group, Inc. (a)	265,400	29,953
Misa Investments Ltd.	37,400	1,175
Texas Roadhouse, Inc. Class A	149,775	25,862
Wyndham Hotels & Resorts, Inc.	74,100	5,243
		118,252
Household Durables - 2.6%
Lennar Corp. Class A	88,302	14,159
NVR, Inc. (a)	2,500	19,202
PulteGroup, Inc.	271,704	31,876
TopBuild Corp. (a)	51,338	21,457
		86,694
Specialty Retail - 4.9%
AutoZone, Inc. (a)	9,339	25,868
Dick's Sporting Goods, Inc.	161,841	36,841
Murphy U.S.A., Inc.	102,200	44,840
O'Reilly Automotive, Inc. (a)	17,574	16,928
Ulta Beauty, Inc. (a)	91,000	35,953
		160,430
Textiles, Apparel & Luxury Goods - 1.9%
Crocs, Inc. (a)	320,300	49,851
Deckers Outdoor Corp. (a)	10,149	11,102
		60,953
TOTAL CONSUMER DISCRETIONARY		465,083
CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Celsius Holdings, Inc. (a)	173,453	13,873
Consumer Staples Distribution & Retail - 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	115,900	10,207
Casey's General Stores, Inc.	64,705	21,468
		31,675
TOTAL CONSUMER STAPLES		45,548
ENERGY - 3.3%
Energy Equipment & Services - 0.8%
TechnipFMC PLC	470,227	12,315
Weatherford International PLC (a)	116,646	14,037
		26,352
Oil, Gas & Consumable Fuels - 2.5%
Cenovus Energy, Inc. (b)	918,100	19,115
Cheniere Energy, Inc.	160,238	25,284
Hess Corp.	187,517	28,896
Valero Energy Corp.	45,962	7,222
		80,517
TOTAL ENERGY		106,869
FINANCIALS - 10.1%
Capital Markets - 5.7%
Ameriprise Financial, Inc.	146,517	63,971
Ares Management Corp. Class A,	258,637	36,253
KKR & Co. LP	86,300	8,875
LPL Financial	64,660	18,506
MSCI, Inc.	82,739	40,971
Tradeweb Markets, Inc. Class A	146,700	15,992
		184,568
Financial Services - 2.8%
Apollo Global Management, Inc.	801,442	93,097
Insurance - 1.6%
Arthur J. Gallagher & Co.	98,541	24,963
Kinsale Capital Group, Inc. (b)	70,100	26,892
		51,855
TOTAL FINANCIALS		329,520
HEALTH CARE - 17.0%
Biotechnology - 0.5%
Moderna, Inc. (a)	99,700	14,212
Health Care Equipment & Supplies - 6.9%
DexCom, Inc. (a)	506,470	60,153
Insulet Corp. (a)	232,800	41,250
Penumbra, Inc. (a)	2,626	498
ResMed, Inc. (b)	381,900	78,797
Shockwave Medical, Inc. (a)	135,400	45,359
		226,057
Health Care Providers & Services - 5.9%
Cardinal Health, Inc.	671,445	66,654
Cencora, Inc.	224,046	50,762
Centene Corp. (a)	247,400	17,711
Molina Healthcare, Inc. (a)	179,696	56,529
		191,656
Health Care Technology - 1.6%
Doximity, Inc. (a)(b)	1,343,100	37,244
Veeva Systems, Inc. Class A (a)	92,356	16,093
		53,337
Life Sciences Tools & Services - 2.0%
Mettler-Toledo International, Inc. (a)	36,502	51,252
West Pharmaceutical Services, Inc.	41,799	13,853
		65,105
Pharmaceuticals - 0.1%
Galderma Group AG	53,300	4,350
TOTAL HEALTH CARE		554,717
INDUSTRIALS - 26.9%
Aerospace & Defense - 3.8%
Howmet Aerospace, Inc.	397,663	33,662
Loar Holdings, Inc.	3,400	194
TransDigm Group, Inc.	67,100	90,131
		123,987
Building Products - 3.5%
Builders FirstSource, Inc. (a)	148,010	23,799
Carlisle Companies, Inc.	35,091	14,678
Carrier Global Corp.	272,189	17,200
Trane Technologies PLC	176,768	57,884
		113,561
Commercial Services & Supplies - 4.7%
Cintas Corp.	113,341	76,842
Copart, Inc.	1,445,313	76,688
		153,530
Construction & Engineering - 4.4%
Centuri Holdings, Inc.	7,500	206
Comfort Systems U.S.A., Inc.	40,400	13,225
EMCOR Group, Inc.	148,400	57,677
Quanta Services, Inc.	262,300	72,379
		143,487
Electrical Equipment - 4.6%
AMETEK, Inc.	131,300	22,266
Atkore, Inc.	170,581	25,954
Nextracker, Inc. Class A (a)	382,627	21,110
nVent Electric PLC	340,487	27,709
Vertiv Holdings Co.	525,478	51,534
		148,573
Ground Transportation - 1.9%
Old Dominion Freight Lines, Inc.	309,500	54,240
Saia, Inc. (a)	20,968	8,586
		62,826
Machinery - 1.4%
PACCAR, Inc.	220,643	23,719
Parker Hannifin Corp.	40,801	21,687
		45,406
Professional Services - 0.3%
Booz Allen Hamilton Holding Corp. Class A	68,442	10,418
Trading Companies & Distributors - 2.3%
W.W. Grainger, Inc.	82,673	76,180
TOTAL INDUSTRIALS		877,968
INFORMATION TECHNOLOGY - 19.2%
Electronic Equipment, Instruments & Components - 3.8%
Amphenol Corp. Class A	469,161	62,103
CDW Corp.	159,600	35,690
Vontier Corp.	696,200	27,834
		125,627
IT Services - 2.4%
EPAM Systems, Inc. (a)	17,996	3,202
Gartner, Inc. (a)	148,500	62,321
GoDaddy, Inc. (a)	64,300	8,978
MongoDB, Inc. Class A (a)	14,841	3,503
		78,004
Semiconductors & Semiconductor Equipment - 5.6%
Astera Labs, Inc.	6,600	426
Broadcom, Inc.	6,344	8,428
Enphase Energy, Inc. (a)	132,967	17,006
KLA Corp.	12,838	9,751
Lam Research Corp.	8,500	7,926
Lattice Semiconductor Corp. (a)	202,644	15,044
Monolithic Power Systems, Inc.	71,300	52,450
NXP Semiconductors NV	42,024	11,435
ON Semiconductor Corp. (a)	688,000	50,252
Qorvo, Inc. (a)	97,400	9,583
		182,301
Software - 7.2%
Cadence Design Systems, Inc. (a)	47,723	13,664
Crowdstrike Holdings, Inc. (a)	195,700	61,385
Datadog, Inc. Class A (a)	91,600	10,092
Dynatrace, Inc. (a)	529,700	24,223
Fair Isaac Corp. (a)	40,379	52,086
Fortinet, Inc. (a)	239,965	14,235
HubSpot, Inc. (a)	49,578	30,295
Intuit, Inc.	10,871	6,266
Roper Technologies, Inc.	13,980	7,448
Synopsys, Inc. (a)	26,818	15,040
		234,734
Technology Hardware, Storage & Peripherals - 0.2%
Pure Storage, Inc. Class A (a)	83,177	5,015
TOTAL INFORMATION TECHNOLOGY		625,681
MATERIALS - 1.8%
Construction Materials - 0.6%
CRH PLC	256,800	20,996
Metals & Mining - 1.2%
Steel Dynamics, Inc.	287,100	38,434
TOTAL MATERIALS		59,430
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Iron Mountain, Inc.	222,584	17,960
UTILITIES - 1.8%
Independent Power and Renewable Electricity Producers - 1.8%
Vistra Corp.	587,900	58,249
TOTAL COMMON STOCKS (Cost $1,976,987)		3,260,566

Money Market Funds - 4.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (c)	14,152,219	14,155
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	116,037,318	116,049
TOTAL MONEY MARKET FUNDS (Cost $130,203)		130,204

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $2,107,190)	3,390,770
NET OTHER ASSETS (LIABILITIES) - (3.9)%	(127,988)
NET ASSETS - 100.0%	3,262,782

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	66,423	697,930	750,198	1,557	-	-	14,155	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	30,848	381,811	296,610	20	-	-	116,049	0.5%
Total	97,271	1,079,741	1,046,808	1,577	-	-	130,204

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	119,541	119,541	-	-
Consumer Discretionary	465,083	465,083	-	-
Consumer Staples	45,548	45,548	-	-
Energy	106,869	106,869	-	-
Financials	329,520	329,520	-	-
Health Care	554,717	550,367	4,350	-
Industrials	877,968	877,968	-	-
Information Technology	625,681	625,681	-	-
Materials	59,430	59,430	-	-
Real Estate	17,960	17,960	-	-
Utilities	58,249	58,249	-	-

Money Market Funds	130,204	130,204	-	-
Total Investments in Securities:	3,390,770	3,386,420	4,350	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $112,880) - See accompanying schedule:
Unaffiliated issuers (cost $1,976,987)	$3,260,566
Fidelity Central Funds (cost $130,203)	130,204

Total Investment in Securities (cost $2,107,190)		$3,390,770
Cash		559
Receivable for fund shares sold		737
Dividends receivable		1,073
Distributions receivable from Fidelity Central Funds		239
Prepaid expenses		1
Other receivables		13
Total assets		3,393,392
Liabilities
Payable for fund shares redeemed	$12,107
Accrued management fee	2,356
Other payables and accrued expenses	99
Collateral on securities loaned	116,048
Total liabilities		130,610
Net Assets		$3,262,782
Net Assets consist of:
Paid in capital		$1,762,064
Total accumulated earnings (loss)		1,500,718
Net Assets		$3,262,782

Net Asset Value and Maximum Offering Price
Growth Strategies :
Net Asset Value, offering price and redemption price per share ($3,125,288 ÷ 49,640 shares)		$62.96
Class K :
Net Asset Value, offering price and redemption price per share ($137,494 ÷ 2,155 shares)(a)		$63.79
(a)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Amounts in thousands		Six months ended May 31, 2024 (Unaudited)
Investment Income
Dividends		$10,998
Income from Fidelity Central Funds (including $20 from security lending)		1,577
Total income		12,575
Expenses
Management fee
Basic fee	$9,835
Performance adjustment	2,238
Transfer agent fees	1,197
Accounting fees	214
Custodian fees and expenses	16
Independent trustees' fees and expenses	8
Registration fees	39
Audit	43
Legal	4
Miscellaneous	53
Total expenses before reductions	13,647
Expense reductions	(151)
Total expenses after reductions		13,496
Net Investment income (loss)		(921)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	86,052
Redemptions in-kind	209,798
Foreign currency transactions	(15)
Total net realized gain (loss)		295,835
Change in net unrealized appreciation (depreciation) on investment securities		275,740
Net gain (loss)		571,575
Net increase (decrease) in net assets resulting from operations		$570,654
Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(921)	$3,800
Net realized gain (loss)	295,835	287,416
Change in net unrealized appreciation (depreciation)	275,740	(99,121)
Net increase (decrease) in net assets resulting from operations	570,654	192,095
Distributions to shareholders	(2,053)	-

Share transactions - net increase (decrease)	(464,250)	(4,506)
Total increase (decrease) in net assets	104,351	187,589

Net Assets
Beginning of period	3,158,431	2,970,842
End of period	$3,262,782	$3,158,431

Financial Highlights
Fidelity® Growth Strategies Fund

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$53.20	$49.87	$71.14	$61.57	$50.98	$41.90
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.06 C	(.08)	(.15)	.04 D	.30
Net realized and unrealized gain (loss)	9.81	3.27	(12.20)	14.72	12.31	9.13
Total from investment operations	9.79	3.33	(12.28)	14.57	12.35	9.43
Distributions from net investment income	(.03)	-	-	-	(.22)	(.28)
Distributions from net realized gain	-	-	(8.99)	(5.00)	(1.55)	(.06)
Total distributions	(.03)	-	(8.99)	(5.00)	(1.76) E	(.35) E
Net asset value, end of period	$62.96	$53.20	$49.87	$71.14	$61.57	$50.98
Total Return F,G	18.41%	6.68%	(19.98)%	25.31%	25.02%	22.76%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.81% J	.75%	.83%	.63%	.63%	.56%
Expenses net of fee waivers, if any	.80 % J	.75%	.83%	.63%	.63%	.56%
Expenses net of all reductions	.80% J	.75%	.83%	.63%	.63%	.55%
Net investment income (loss)	(.06)% J	.12% C	(.16)%	(.23)%	.07% D	.67%
Supplemental Data
Net assets, end of period (in millions)	$3,125	$2,962	$2,773	$3,381	$3,011	$2,860
Portfolio turnover rate K	70 % J,L	75% L	74% L	49%	67%	66% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .04%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.03)%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Growth Strategies Fund Class K

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$53.94	$50.50	$71.85	$62.08	$51.38	$42.23
Income from Investment Operations
Net investment income (loss) A,B	.02	.12 C	(.02)	(.08)	.10 D	.36
Net realized and unrealized gain (loss)	9.92	3.32	(12.34)	14.85	12.42	9.20
Total from investment operations	9.94	3.44	(12.36)	14.77	12.52	9.56
Distributions from net investment income	(.09)	-	-	-	(.27)	(.34)
Distributions from net realized gain	-	-	(8.99)	(5.00)	(1.55)	(.06)
Total distributions	(.09)	-	(8.99)	(5.00)	(1.82)	(.41) E
Net asset value, end of period	$63.79	$53.94	$50.50	$71.85	$62.08	$51.38
Total Return F,G	18.45%	6.81%	(19.89)%	25.44%	25.17%	22.94%
Ratios to Average Net Assets A,H,I
Expenses before reductions	.67% J	.64%	.72%	.52%	.52%	.43%
Expenses net of fee waivers, if any	.66 % J	.63%	.71%	.52%	.52%	.43%
Expenses net of all reductions	.66% J	.63%	.71%	.52%	.51%	.43%
Net investment income (loss)	.08% J	.23% C	(.05)%	(.13)%	.19% D	.79%
Supplemental Data
Net assets, end of period (in millions)	$137	$196	$198	$251	$236	$236
Portfolio turnover rate K	70 % J,L	75% L	74% L	49%	67%	66% L

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .16%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .08%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Growth Strategies Fund	$13

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in-kind, deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,295,713
Gross unrealized depreciation	(13,155)
Net unrealized appreciation (depreciation)	$1,282,558
Tax cost	$2,108,212

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(71,751)
Total capital loss carryforward	$(71,751)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Strategies Fund	1,149,136	1,164,714

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Growth Strategies Fund	6,675	209,798	394,831

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Growth Strategies Fund	5,631	193,732	300,496
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Growth Strategies	.67
Class K	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Growth Strategies	.64
Class K	.56

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Growth Strategies Fund	Russell Midcap Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Growth Strategies. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was .13%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Growth Strategies	.1500

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of classes of the Fund, except for Class K. FIIOC received an asset-based fee of Class K's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Growth Strategies	1,176.15
Class K	21.04
	1,197

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Growth Strategies Fund	.0257

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Growth Strategies Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Growth Strategies Fund	4

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Strategies Fund	37,231	62,198	5,453
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Growth Strategies Fund	3
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Growth Strategies Fund	2	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $149.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Growth Strategies Fund
Distributions to shareholders
Growth Strategies	$1,722	$-
Class K	331	-
Total	$2,053	$-
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2024	Year ended November 30, 2023	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Growth Strategies Fund
Growth Strategies
Shares sold	8,857	12,499	$517,694	$653,529
Reinvestment of distributions	28	-	1,608	-
Shares redeemed	(14,919)	(12,429)	(892,187)	(643,497)
Net increase (decrease)	(6,034)	70	$(372,885)	$10,032
Class K
Shares sold	123	680	$7,328	$34,879
Reinvestment of distributions	6	-	331	-
Shares redeemed	(1,616)	(956)	(99,024)	(49,417)
Net increase (decrease)	(1,487)	(276)	$(91,365)	$(14,538)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Growth Strategies Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Growth Strategies Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps  and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class]] of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.704532.126
FEG-SANN-0724
Fidelity® Series Growth Company Fund

Semi-Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Growth Company Fund
Consolidated Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.3%
Entertainment - 1.1%
Electronic Arts, Inc.	3,054	405,816
Netflix, Inc. (a)	240,629	154,392,379
Roblox Corp. (a)	171,600	5,769,192
Roku, Inc. Class A (a)	79,276	4,550,442
The Walt Disney Co.	51,976	5,400,826
		170,518,655
Interactive Media & Services - 9.8%
Alphabet, Inc.:
Class A	4,076,280	703,158,300
Class C	2,423,860	421,654,686
Epic Games, Inc. (a)(b)(c)	11,800	7,080,000
IAC, Inc. (a)	7,700	383,383
Meta Platforms, Inc. Class A	880,430	411,011,137
Pinterest, Inc. Class A (a)	58,300	2,418,867
Reddit, Inc.:
Class A	35,900	1,947,216
Class B (n)	83,490	4,528,498
Snap, Inc. Class A (a)	2,217,420	33,305,648
		1,585,487,735
Media - 0.0%
Comcast Corp. Class A	33,200	1,328,996
Ibotta, Inc.	6,600	641,058
The Trade Desk, Inc. (a)	6,700	621,626
		2,591,680
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	311,953	54,579,297
TOTAL COMMUNICATION SERVICES		1,813,177,367
CONSUMER DISCRETIONARY - 16.6%
Automobiles - 0.9%
Neutron Holdings, Inc. (a)(b)(c)	438,358	13,677
Rad Power Bikes, Inc. (a)(b)(c)	249,183	109,641
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	181,375	409,908
Rivian Automotive, Inc. (a)(d)	2,082,419	22,740,015
Tesla, Inc. (a)	701,205	124,870,586
		148,143,827
Broadline Retail - 6.6%
Amazon.com, Inc. (a)	5,676,860	1,001,625,178
Etsy, Inc. (a)	18,181	1,153,948
Ollie's Bargain Outlet Holdings, Inc. (a)	697,587	57,502,096
PDD Holdings, Inc. ADR (a)	34,200	5,122,476
		1,065,403,698
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	11,100	2,124,540
Hotels, Restaurants & Leisure - 1.1%
Airbnb, Inc. Class A (a)	56,300	8,159,559
Booking Holdings, Inc.	19,622	74,099,540
Cava Group, Inc.	9,800	906,990
Chipotle Mexican Grill, Inc. (a)	10,335	32,343,589
Dutch Bros, Inc. (a)	139,900	4,951,061
Expedia Group, Inc. (a)	38,600	4,356,396
Hyatt Hotels Corp. Class A	4,783	705,349
Marriott International, Inc. Class A	70,750	16,355,278
McDonald's Corp.	3,425	886,698
Misa Investments Ltd.	69,800	2,192,418
Penn Entertainment, Inc. (a)	577,600	10,108,000
Shake Shack, Inc. Class A (a)	20,336	1,929,683
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	14,240	142
Stage 2 rights (a)(c)	14,240	0
Stage 3 rights (a)(c)	14,239	0
Stage 4 rights (a)(c)	14,239	0
Stage 5:
rights (a)(c)	14,238	0
rights (a)(c)	14,238	0
Starbucks Corp.	74,653	5,988,664
Sweetgreen, Inc. Class A (a)	314,602	9,674,012
Zomato Ltd. (a)	2,843,600	6,103,930
		178,761,309
Household Durables - 0.5%
Garmin Ltd.	136,000	22,283,600
Lennar Corp. Class A	263,119	42,191,132
SharkNinja, Inc.	105,100	8,052,762
Toll Brothers, Inc.	30,400	3,697,856
		76,225,350
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)(d)	24,842	90,425
Specialty Retail - 2.4%
Abercrombie & Fitch Co. Class A (a)	65,900	11,392,133
Dick's Sporting Goods, Inc.	101,600	23,128,224
Fanatics, Inc. Class A (a)(b)(c)	180,405	11,834,568
Five Below, Inc. (a)	13,500	1,864,755
Floor & Decor Holdings, Inc. Class A (a)(d)	85,100	9,944,786
Foot Locker, Inc.	183,100	5,077,363
Gap, Inc.	4,600	133,216
Lowe's Companies, Inc.	232,073	51,355,434
Revolve Group, Inc. (a)(d)	484,823	9,250,423
RH (a)	7,829	2,128,940
Ross Stores, Inc.	51,100	7,141,736
RumbleON, Inc. Class B (a)(d)	89,800	513,656
The Home Depot, Inc.	267,177	89,469,562
TJX Companies, Inc.	944,372	97,364,753
Wayfair LLC Class A (a)(d)	1,178,370	70,101,231
		390,700,780
Textiles, Apparel & Luxury Goods - 5.1%
adidas AG	52,800	13,372,684
Birkenstock Holding PLC (d)	87,500	4,987,500
Canada Goose Holdings, Inc. (a)(d)	446,015	6,446,675
Canva, Inc. Class A (b)(c)	1,088	1,160,526
Crocs, Inc. (a)	41,600	6,474,624
Deckers Outdoor Corp. (a)	210,900	230,707,728
Figs, Inc. Class A (a)	69,800	369,940
Levi Strauss & Co. Class A	15,500	372,155
Li Ning Co. Ltd.	667,500	1,752,820
lululemon athletica, Inc. (a)	1,089,758	339,993,598
NIKE, Inc. Class B	219,754	20,887,618
On Holding AG (a)(d)	1,466,006	62,363,895
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,707,199	121,928,153
Tory Burch LLC (a)(b)(c)(e)	248,840	9,647,527
		820,465,443
TOTAL CONSUMER DISCRETIONARY		2,681,915,372
CONSUMER STAPLES - 2.7%
Beverages - 1.1%
Celsius Holdings, Inc. (a)	259,400	20,746,812
Constellation Brands, Inc. Class A (sub. vtg.)	9,300	2,327,139
Keurig Dr. Pepper, Inc.	682,971	23,391,757
Monster Beverage Corp. (a)	693,070	35,984,194
PepsiCo, Inc.	134,864	23,317,986
The Coca-Cola Co.	1,025,407	64,528,863
		170,296,751
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp.	88,244	71,467,933
Dollar General Corp.	30,140	4,126,467
Dollar Tree, Inc. (a)	24,244	2,859,580
Kroger Co.	126,740	6,637,374
Maplebear, Inc. (NASDAQ)	24,145	735,940
Ocado Group PLC (a)	19,520	94,141
Target Corp.	150,663	23,527,534
Walmart, Inc.	254,100	16,709,616
		126,158,585
Food Products - 0.1%
Archer Daniels Midland Co.	1,500	93,660
Bowery Farming, Inc. (c)	41,835	837
Bowery Farming, Inc. warrants (a)(b)(c)	14,699	294
Bunge Global SA	104,354	11,227,447
Kellanova	29,200	1,761,928
Mondelez International, Inc.	53,317	3,653,814
The Hershey Co.	29,000	5,737,070
The Real Good Food Co. LLC:
Class B (a)(c)	131,479	1
Class B unit (a)(f)	131,479	68,501
The Real Good Food Co., Inc. Class A (a)	133,700	69,658
WK Kellogg Co. (d)	57,100	1,084,329
		23,697,539
Household Products - 0.2%
Church & Dwight Co., Inc.	32,221	3,447,969
Colgate-Palmolive Co.	40,191	3,736,155
Procter & Gamble Co.	156,278	25,713,982
The Clorox Co.	12,600	1,657,656
		34,555,762
Personal Care Products - 0.1%
elf Beauty, Inc. (a)	28,600	5,345,626
Kenvue, Inc.	61,000	1,177,300
Oddity Tech Ltd. (d)	234,500	8,420,895
Oddity Tech Ltd. (f)	34,271	1,230,672
The Beauty Health Co. (a)(b)	553,828	1,223,960
The Beauty Health Co. Class A, (a)	1,092,998	2,415,526
		19,813,979
Tobacco - 0.4%
JUUL Labs, Inc. Class A (a)(b)(c)	13,297	14,228
Philip Morris International, Inc.	616,600	62,510,908
		62,525,136
TOTAL CONSUMER STAPLES		437,047,752
ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	104,200	3,488,616
Halliburton Co.	94,400	3,464,480
		6,953,096
Oil, Gas & Consumable Fuels - 0.4%
Cameco Corp. (d)	412,200	22,881,222
EOG Resources, Inc.	7,800	971,490
EQT Corp.	72,700	2,987,243
Exxon Mobil Corp.	5,400	633,204
Range Resources Corp.	527,200	19,458,952
Reliance Industries Ltd.	344,659	11,814,119
Valero Energy Corp.	38,800	6,097,032
		64,843,262
TOTAL ENERGY		71,796,358
FINANCIALS - 3.0%
Banks - 0.5%
Bank of America Corp.	767,617	30,697,004
HDFC Bank Ltd. sponsored ADR	248,322	14,375,361
JPMorgan Chase & Co.	96,123	19,477,403
Wells Fargo & Co.	217,400	13,026,608
		77,576,376
Capital Markets - 0.5%
3i Group PLC	128,500	4,734,834
BlackRock, Inc. Class A	26,797	20,688,088
Coinbase Global, Inc. (a)	191,300	43,218,496
Goldman Sachs Group, Inc.	8,300	3,789,116
Robinhood Markets, Inc. (a)	295,300	6,171,770
		78,602,304
Consumer Finance - 0.0%
American Express Co.	7,000	1,680,000
Financial Services - 2.0%
Ant International Co. Ltd. Class C (a)(b)(c)	570,188	1,003,531
Apollo Global Management, Inc.	1,100	127,776
Block, Inc. Class A (a)	139,985	8,970,239
Jio Financial Services Ltd.	483,359	1,994,317
MasterCard, Inc. Class A	287,149	128,375,703
PayPal Holdings, Inc. (a)	103,927	6,546,362
Saluda Medical, Inc. warrants 1/20/27 (a)(b)(c)	16,498	26,727
Toast, Inc. (a)	616,600	14,940,218
Visa, Inc. Class A	603,012	164,296,650
		326,281,523
Insurance - 0.0%
Progressive Corp.	29,000	6,124,220
TOTAL FINANCIALS		490,264,423
HEALTH CARE - 12.3%
Biotechnology - 6.7%
4D Molecular Therapeutics, Inc. (a)	82,300	1,972,731
4D Pharma PLC (a)(c)(d)	596,200	126,567
AbbVie, Inc.	81,149	13,084,465
Absci Corp. (a)	1,040,233	4,379,381
ACADIA Pharmaceuticals, Inc. (a)	193,571	2,922,922
Acelyrin, Inc.	112,400	463,088
Akouos, Inc. (CVR) (a)(c)	200,563	170,479
Alector, Inc. (a)	937,255	4,611,295
Allogene Therapeutics, Inc. (a)	800,000	2,000,000
Alnylam Pharmaceuticals, Inc. (a)	351,131	52,118,374
Amgen, Inc.	112,704	34,470,518
Annexon, Inc. (a)	426,740	2,061,154
Apellis Pharmaceuticals, Inc. (a)	92,100	3,614,925
Apogee Therapeutics, Inc.	411,336	18,773,375
Arcellx, Inc. (a)	121,600	6,323,200
Argenx SE ADR (a)	145,560	54,005,671
Arrowhead Pharmaceuticals, Inc. (a)	142,418	3,268,493
Ascendis Pharma A/S sponsored ADR (a)	9,489	1,281,964
aTyr Pharma, Inc. (a)	735,231	1,271,950
Avidity Biosciences, Inc. (a)	844,612	22,686,278
AVROBIO, Inc. (b)(c)(g)	118,919	1,474,486
Beam Therapeutics, Inc. (a)(d)	170,700	4,066,074
BeiGene Ltd. ADR (a)	103,039	15,337,355
Biogen, Inc. (a)	1,042	234,387
Biomea Fusion, Inc. (a)(d)	517,227	5,441,228
BioNTech SE ADR (a)	6,302	633,981
BioXcel Therapeutics, Inc. (a)(d)	183,060	331,339
Boundless Bio, Inc. (d)	76,400	696,768
Boundless Bio, Inc. (n)	163,515	1,491,257
Cargo Therapeutics, Inc.	119,200	2,264,800
Caris Life Sciences, Inc. (a)(b)(c)	396,011	1,025,668
Century Therapeutics, Inc. (a)(d)	126,100	374,517
Cibus, Inc. (a)	270,432	3,910,447
Codiak Biosciences, Inc. warrants 9/15/27 (a)(c)	104,600	1
CRISPR Therapeutics AG (a)(d)	155,600	8,361,944
Cyclerion Therapeutics, Inc. (a)	1,610	4,299
Cyclerion Therapeutics, Inc. (a)(b)	7,527	20,097
Day One Biopharmaceuticals, Inc. (a)	187,600	2,489,452
Deverra Therapeutics, Inc. (a)(c)	20,487	0
Dianthus Therapeutics, Inc. (a)	222,684	4,812,201
Disc Medicine, Inc. rights (a)(c)	16,600	0
Dyne Therapeutics, Inc. (a)	219,300	6,991,284
Foghorn Therapeutics, Inc. (a)(d)	413,312	2,409,609
Generation Bio Co. (a)	311,160	989,489
Geron Corp. (a)	886,376	3,146,635
Ideaya Biosciences, Inc. (a)	891,300	32,577,015
Idorsia Ltd. (a)(d)	245,664	699,815
Immunocore Holdings PLC ADR (a)	194,296	9,516,618
Immunome, Inc. (a)	325,697	4,865,913
Immunovant, Inc. (a)	765,500	19,436,045
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(c)	7,022	0
Invivyd, Inc. (a)	305,417	561,967
Ionis Pharmaceuticals, Inc. (a)	1,954,469	73,429,400
Janux Therapeutics, Inc. (a)	251,008	13,428,928
Korro Bio, Inc. (b)	16,996	871,895
Korro Bio, Inc. (a)	21,857	1,121,264
Krystal Biotech, Inc. (a)	171,900	27,512,595
Kymera Therapeutics, Inc. (a)	359,100	11,530,701
Legend Biotech Corp. ADR (a)	486,150	19,450,862
Lexicon Pharmaceuticals, Inc. (b)	1,543,250	2,623,525
Lexicon Pharmaceuticals, Inc. (a)(d)	1,126,700	1,915,390
Lyell Immunopharma, Inc. (a)(d)	304,300	842,911
Moderna, Inc. (a)	860,441	122,655,865
Monte Rosa Therapeutics, Inc. (a)	152,300	627,476
Moonlake Immunotherapeutics Class A (a)	67,200	2,732,352
Morphic Holding, Inc. (a)	421,114	12,789,232
Nuvalent, Inc. Class A (a)	499,225	32,759,145
Omega Therapeutics, Inc. (a)(d)	467,979	926,598
ORIC Pharmaceuticals, Inc. (a)	74,708	671,625
Poseida Therapeutics, Inc. (a)	910,959	2,723,767
Prothena Corp. PLC (a)	758,505	15,784,489
RAPT Therapeutics, Inc. (a)	390,259	1,564,939
Recursion Pharmaceuticals, Inc. Class A (a)(d)	370,100	3,064,428
Regeneron Pharmaceuticals, Inc. (a)	73,221	71,768,295
Revolution Medicines, Inc. (a)	211,002	8,087,707
Roivant Sciences Ltd. (a)	3,845,000	39,834,200
Sage Therapeutics, Inc. (a)	442,813	4,919,652
Sana Biotechnology, Inc. (a)(d)	1,750,800	13,131,000
Scholar Rock Holding Corp. (a)	715,034	6,714,169
Scholar Rock Holding Corp. warrants 12/31/25 (a)(b)	44,550	157,649
Seres Therapeutics, Inc. (a)(d)	1,858,900	1,858,900
Shattuck Labs, Inc. (a)	374,400	2,763,072
Sigilon Therapeutics, Inc. rights (a)(c)	3,192	25,313
SpringWorks Therapeutics, Inc. (a)	989,299	41,016,337
Spyre Therapeutics, Inc. (a)	271,204	9,478,580
Summit Therapeutics, Inc. (a)(d)	138,700	1,204,610
Tango Therapeutics, Inc. (a)	211,456	1,463,276
Tango Therapeutics, Inc. (b)	148,501	1,027,627
Taysha Gene Therapies, Inc. (a)	936,201	3,211,169
Tourmaline Bio, Inc.	20,100	276,777
UNITY Biotechnology, Inc. warrants 8/22/27 (a)	700,000	3,266
Vaxcyte, Inc. (a)	263,390	18,508,415
Vera Therapeutics, Inc. (a)	152,282	5,785,193
Vertex Pharmaceuticals, Inc. (a)	73,893	33,646,439
Verve Therapeutics, Inc. (a)(d)	64,800	336,312
Viking Therapeutics, Inc. (a)	1,152,400	71,748,424
Vor Biopharma, Inc. (a)	274,232	370,213
WuXi XDC Cayman, Inc. (d)	101,129	198,552
Zai Lab Ltd. ADR (a)(d)	63,486	1,128,781
Zealand Pharma A/S (a)	214,700	20,141,714
Zentalis Pharmaceuticals, Inc. (a)	233,646	2,775,714
		1,074,380,264
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	25,601	2,616,166
Blink Health LLC Series A1 (a)(b)(c)	8,589	354,640
Boston Scientific Corp. (a)	21,700	1,639,869
DexCom, Inc. (a)	77,484	9,202,775
GE Healthcare Technologies, Inc.	50,100	3,907,800
Inspire Medical Systems, Inc. (a)	8,050	1,278,260
Insulet Corp. (a)	20,960	3,713,902
Intuitive Surgical, Inc. (a)	169,073	67,987,635
Medical Microinstruments, Inc. warrants 2/16/31 (a)(b)(c)	3,109	38,489
Novocure Ltd. (a)	1,545,074	34,007,079
Outset Medical, Inc. (a)	362,279	1,351,301
Penumbra, Inc. (a)	800	151,576
Presbia PLC (a)(c)	454,926	5
PROCEPT BioRobotics Corp. (a)	357,862	23,762,037
Solventum Corp.	3,220	191,075
		150,202,609
Health Care Providers & Services - 0.8%
Alignment Healthcare, Inc. (a)	461,622	3,637,581
Guardant Health, Inc. (a)	64,900	1,758,790
Humana, Inc.	10,543	3,775,659
McKesson Corp.	16,300	9,284,317
RadNet, Inc. (a)	57,800	3,389,392
The Oncology Institute, Inc. (a)(b)	377,375	186,499
UnitedHealth Group, Inc.	218,854	108,413,706
		130,445,944
Health Care Technology - 0.0%
DNA Script (a)(b)(c)	85	8,446
DNA Script (a)(b)(c)	324	32,224
		40,670
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc. (a)	19,300	432,706
10X Genomics, Inc. Class B (a)(f)	570,857	12,798,614
Danaher Corp.	34,633	8,893,754
Gerresheimer AG	16,100	1,844,277
Thermo Fisher Scientific, Inc.	38,674	21,966,059
WuXi AppTec Co. Ltd. (H Shares) (f)	158,440	691,890
Wuxi Biologics (Cayman), Inc. (a)(f)	1,028,310	1,475,356
		48,102,656
Pharmaceuticals - 3.6%
Adimab LLC (b)(c)(e)	762,787	14,393,791
Adimab LLC (a)(b)(c)(e)	762,787	4,119,050
Agomab Therapeutics SA warrants 10/10/33 (a)(b)(c)	10	0
Alto Neuroscience, Inc.	114,100	1,364,636
Arvinas Holding Co. LLC (a)	29,800	987,572
Atea Pharmaceuticals, Inc. (a)	36,900	135,423
Bristol-Myers Squibb Co.	62,865	2,583,123
Dragonfly Therapeutics, Inc. (a)(b)(c)	126,113	2,310,390
Eli Lilly & Co.	466,000	382,278,440
Fulcrum Therapeutics, Inc. (a)	292,201	2,293,778
GH Research PLC (a)	168,400	2,372,756
Harmony Biosciences Holdings, Inc. (a)	360,023	10,584,676
Intra-Cellular Therapies, Inc. (a)	650,009	43,706,605
Merck & Co., Inc.	40,100	5,034,154
Neumora Therapeutics, Inc.	135,100	1,337,490
Novo Nordisk A/S Series B sponsored ADR	389,800	52,732,144
Nuvation Bio, Inc. Class A (a)	2,258,439	7,001,161
OptiNose, Inc. (a)(d)	1,464,367	1,581,516
OptiNose, Inc. warrants (a)	206,400	35,716
Pfizer, Inc.	14,000	401,240
Pharvaris BV (a)	263,713	4,999,998
Pliant Therapeutics, Inc. (a)	284,900	3,455,837
Sienna Biopharmaceuticals, Inc. (a)(c)	589,618	6
Skyhawk Therapeutics, Inc. (a)(b)(c)	126,063	1,611,085
Structure Therapeutics, Inc. ADR (a)	22,377	765,293
UCB SA	216,400	30,354,594
		576,440,474
TOTAL HEALTH CARE		1,979,612,617
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.9%
AeroVironment, Inc. (a)	16,600	3,355,690
General Electric Co.	62,800	10,370,792
Lockheed Martin Corp.	36,350	17,096,859
Space Exploration Technologies Corp. Class A (a)(b)(c)	902,227	87,516,019
The Boeing Co. (a)	99,586	17,687,469
		136,026,829
Air Freight & Logistics - 0.0%
Delhivery Private Ltd. (a)	646,600	2,983,551
United Parcel Service, Inc. Class B	17,984	2,498,517
		5,482,068
Building Products - 0.1%
Builders FirstSource, Inc. (a)	66,600	10,708,614
Commercial Services & Supplies - 0.0%
Veralto Corp.	6,477	638,503
Construction & Engineering - 0.2%
Fluor Corp. (a)	371,300	16,114,420
Quanta Services, Inc.	47,100	12,996,774
		29,111,194
Electrical Equipment - 1.1%
Eaton Corp. PLC	282,524	94,038,113
Emerson Electric Co.	116,449	13,060,920
GE Vernova LLC	110,650	19,463,335
Generac Holdings, Inc. (a)	108,500	15,972,285
Nextracker, Inc. Class A (a)	29,300	1,616,481
NuScale Power Corp. Class A (a)(d)	181,700	1,586,241
Schneider Electric SA	56,600	14,120,590
Vertiv Holdings Co.	120,500	11,817,435
		171,675,400
Ground Transportation - 1.1%
Avis Budget Group, Inc. (d)	276,100	31,400,853
Bird Global, Inc.:
Stage 1 rights (a)(c)	1,142	0
Stage 2 rights (a)(c)	1,142	0
Stage 3 rights (a)(c)	1,142	0
Lyft, Inc. (a)	785,126	12,255,817
Old Dominion Freight Lines, Inc.	45,800	8,026,450
Uber Technologies, Inc. (a)	1,587,004	102,456,978
Union Pacific Corp.	119,161	27,743,064
		181,883,162
Industrial Conglomerates - 0.0%
3M Co.	12,680	1,269,775
Honeywell International, Inc.	19,283	3,898,830
		5,168,605
Machinery - 0.4%
Caterpillar, Inc.	107,060	36,241,951
Deere & Co.	30,952	11,599,572
FANUC Corp.	91,300	2,555,678
Illinois Tool Works, Inc.	29,953	7,271,091
Ingersoll Rand, Inc.	47,444	4,414,664
Mitsubishi Heavy Industries Ltd.	451,200	3,946,987
		66,029,943
Passenger Airlines - 0.3%
Delta Air Lines, Inc.	320,890	16,371,808
JetBlue Airways Corp. (a)(d)	55,014	307,528
Ryanair Holdings PLC sponsored ADR	4,878	593,360
Southwest Airlines Co.	389,637	10,457,857
United Airlines Holdings, Inc. (a)	271,125	14,366,914
Wheels Up Experience, Inc.:
rights (a)(c)	23,018	230
rights (a)(c)	23,018	0
rights (a)(c)	23,018	0
Wizz Air Holdings PLC (a)(f)	301,483	8,890,618
		50,988,315
Professional Services - 0.0%
LegalZoom.com, Inc. (a)	30,100	264,278
Paylocity Holding Corp. (a)	15,097	2,146,340
		2,410,618
TOTAL INDUSTRIALS		660,123,251
INFORMATION TECHNOLOGY - 46.6%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	167,682	49,910,547
Ciena Corp. (a)	690,197	33,246,789
Infinera Corp. (a)(d)	3,477,775	19,892,873
		103,050,209
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (a)	36,590	2,087,825
TE Connectivity Ltd.	1,141	170,808
		2,258,633
IT Services - 1.1%
Accenture PLC Class A	79,300	22,385,597
Akamai Technologies, Inc. (a)	50,500	4,658,120
Cloudflare, Inc. (a)	938,681	63,539,317
IBM Corp.	150,295	25,076,721
Kyndryl Holdings, Inc. (a)	190,700	5,074,527
MongoDB, Inc. Class A (a)	29,041	6,855,418
Okta, Inc. (a)	129,181	11,455,771
Shopify, Inc. Class A (a)	510,190	30,193,276
Snowflake, Inc. (a)	75,125	10,230,523
Twilio, Inc. Class A (a)	5,800	332,920
X Holdings Corp. Class A (a)(b)(c)	22,630	658,533
		180,460,723
Semiconductors & Semiconductor Equipment - 21.2%
Advanced Micro Devices, Inc. (a)	564,536	94,221,058
Allegro MicroSystems LLC (a)	69,200	2,085,688
Applied Materials, Inc.	343,185	73,812,230
Arm Holdings Ltd. ADR (d)	59,900	7,219,148
ASML Holding NV (depository receipt)	16,785	16,119,475
Astera Labs, Inc.	132,200	8,532,188
Astera Labs, Inc. (n)	382,012	24,655,054
Broadcom, Inc.	59,325	78,816,229
Cirrus Logic, Inc. (a)	216,166	24,794,240
Enphase Energy, Inc. (a)	22,800	2,916,120
First Solar, Inc. (a)	166,550	45,261,628
GlobalFoundries, Inc. (a)	112,900	5,532,100
Impinj, Inc. (a)	124,400	20,360,548
KLA Corp.	37,786	28,699,601
Lam Research Corp.	14,350	13,380,514
Lattice Semiconductor Corp. (a)	42,200	3,132,928
Marvell Technology, Inc.	913,641	62,867,637
Micron Technology, Inc.	213,231	26,653,875
Monolithic Power Systems, Inc.	27,600	20,303,388
NVIDIA Corp.	2,453,940	2,690,328,039
ON Semiconductor Corp. (a)	240,200	17,544,208
Qualcomm, Inc.	105,309	21,488,301
Silicon Laboratories, Inc. (a)	383,716	48,413,448
SiTime Corp. (a)	159,351	19,412,139
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	146,568	22,137,631
Teradyne, Inc.	84,950	11,972,853
Texas Instruments, Inc.	95,694	18,661,287
Wolfspeed, Inc. (a)(d)	68,829	1,768,905
Xsight Labs Ltd. warrants 1/11/34 (a)(b)(c)	7,116	13,093
		3,411,103,553
Software - 13.5%
Adobe, Inc. (a)	189,612	84,331,833
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	250,984	474,360
Atlassian Corp. PLC Class A, (a)	5,526	866,808
Autodesk, Inc. (a)	98,542	19,866,067
Bill Holdings, Inc. (a)	21,300	1,108,665
Clear Secure, Inc.	800	13,512
Confluent, Inc. (a)	653,900	16,981,783
CoreWeave, Inc. (c)	27,752	21,620,196
Crowdstrike Holdings, Inc. (a)	137,133	43,014,508
Datadog, Inc. Class A (a)	108,680	11,974,362
DocuSign, Inc. (a)	50,600	2,769,844
Elastic NV (a)	53,694	5,586,861
Figma, Inc. (b)(c)	84,629	1,962,800
Freshworks, Inc. (a)	171,500	2,208,920
HubSpot, Inc. (a)	53,367	32,609,905
Intuit, Inc.	74,594	42,998,965
Microsoft Corp.	2,887,736	1,198,785,846
Nutanix, Inc. Class A (a)	3,405,341	188,366,437
Oracle Corp.	905,504	106,116,014
Palantir Technologies, Inc. (a)	371,700	8,058,456
Palo Alto Networks, Inc. (a)	55,250	16,293,778
PTC, Inc. (a)	5,000	881,200
RingCentral, Inc. (a)	23,042	788,036
Rubrik, Inc.	38,800	1,182,624
Salesforce, Inc.	903,249	211,757,696
Samsara, Inc. (a)	96,500	3,274,245
SentinelOne, Inc. (a)	27,500	462,825
ServiceNow, Inc. (a)	140,050	92,003,047
Stripe, Inc. Class B (a)(b)(c)	43,500	1,131,000
Synopsys, Inc. (a)	8,400	4,710,720
UiPath, Inc. Class A (a)	1,287,648	15,786,564
Workday, Inc. Class A (a)	57,532	12,165,141
Zoom Video Communications, Inc. Class A (a)	208,803	12,807,976
Zscaler, Inc. (a)	71,465	12,146,191
		2,175,107,185
Technology Hardware, Storage & Peripherals - 10.2%
Apple, Inc.	7,167,028	1,377,861,133
Dell Technologies, Inc.	3,400	474,504
Pure Storage, Inc. Class A (a)	4,169,498	251,379,034
Samsung Electronics Co. Ltd.	69,483	3,686,132
Seagate Technology Holdings PLC	51,000	4,755,240
Super Micro Computer, Inc. (a)	7,300	5,726,923
		1,643,882,966
TOTAL INFORMATION TECHNOLOGY		7,515,863,269
MATERIALS - 0.5%
Chemicals - 0.1%
Albemarle Corp. (d)	38,500	4,719,715
Corteva, Inc.	236,300	13,218,622
Farmers Business Network, Inc. (a)(c)	21,002	45,574
Farmers Business Network, Inc. warrants 9/27/33 (a)(b)(c)	468,740	1,012,478
		18,996,389
Containers & Packaging - 0.0%
Ball Corp.	17,200	1,194,196
Metals & Mining - 0.4%
Barrick Gold Corp. (Canada)	439,000	7,488,719
Freeport-McMoRan, Inc.	1,081,200	57,011,676
		64,500,395
TOTAL MATERIALS		84,690,980
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	46,498	9,101,519
Equinix, Inc.	3,800	2,899,324
		12,000,843
TOTAL COMMON STOCKS (Cost $5,522,743,179)		15,746,492,232

Preferred Stocks - 1.7%
	Shares	Value ($)
Convertible Preferred Stocks - 1.6%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	84,766	20,126,839

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	32,487	14,294
Series C(a)(b)(c)	127,831	93,317
Series D(a)(b)(c)	215,900	228,854
		336,465
Broadline Retail - 0.0%
Meesho:
Series E1(b)(c)	4,566	256,564
Series F(a)(b)(c)	62,461	3,570,895
		3,827,459
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	1,400	371,574
MOD Super Fast Pizza Holdings LLC:
Series 3(a)(b)(c)(e)	16,248	1,600,753
Series 4(a)(b)(c)(e)	1,483	160,772
Series 5(a)(b)(c)(e)	5,955	1,131,688
		3,264,787
Textiles, Apparel & Luxury Goods - 0.1%
Canva, Inc.:
Series A(b)(c)	924	985,594
Series A2(b)(c)	168	179,199
Freenome, Inc.:
Series C(a)(b)(c)	190,858	1,049,719
Series D(a)(b)(c)	91,538	537,328
Laronde, Inc. Series B (a)(b)(c)	66,432	1,860,096
		4,611,936
TOTAL CONSUMER DISCRETIONARY		12,040,647

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	26,833	912,054
Series H(a)(b)(c)	21,372	924,766
		1,836,820
Food Products - 0.0%
AgBiome LLC:
Series C(a)(b)(c)	338,565	3
Series D(a)(b)(c)	126,371	21,483
		21,486
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(b)(c)	6,648	7,113

TOTAL CONSUMER STAPLES		1,865,419

FINANCIALS - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)	100,800	1,320,480
Kartos Therapeutics, Inc. Series C (b)(c)	314,398	1,898,964
Paragon Biosciences Emalex Capital, Inc.:
Series B(a)(b)(c)	198,234	2,319,338
Series C(a)(b)(c)	115,792	1,370,977
Series D1(a)(b)(c)	214,900	2,553,012
Series D2(a)(b)(c)	44,427	501,581
Saluda Medical, Inc.:
Series D(a)(b)(c)	109,988	984,393
Series E(a)(b)(c)	289,149	2,015,369
Tenstorrent Holdings, Inc. Series C1 (b)(c)	40,678	2,551,324
		15,515,438
HEALTH CARE - 0.5%
Biotechnology - 0.4%
Altos Labs, Inc.:
Series B(a)(b)(c)	122,084	3,054,542
Series C(b)(c)	26,465	662,154
Ankyra Therapeutics Series B (a)(b)(c)	257,347	1,134,900
Asimov, Inc. Series B (a)(b)(c)	15,783	708,183
Bright Peak Therapeutics, Inc.:
Series B(a)(b)(c)	239,403	390,227
Series C(b)(c)	613,036	692,731
Caris Life Sciences, Inc. Series D (a)(b)(c)	255,590	661,978
Castle Creek Biosciences, Inc.:
Series B(a)(b)(c)	4,910	960,936
Series C(a)(b)(c)	2,570	596,960
Series D1(a)(b)(c)	4,460	938,161
Series D2(a)(b)(c)	1,412	264,298
Cellanome, Inc. Series B (b)(c)	274,637	2,051,538
City Therapeutics, Inc. Series A (b)(c)	196,252	1,968,408
Cleerly, Inc. Series C (a)(b)(c)	272,438	2,928,709
Deep Genomics, Inc. Series C (a)(b)(c)	129,534	1,417,102
Element Biosciences, Inc.:
Series B(a)(b)(c)	250,956	1,917,304
Series C(a)(b)(c)	101,911	923,314
ElevateBio LLC Series C (a)(b)(c)	332,500	1,017,450
Fog Pharmaceuticals, Inc.:
Series D(a)(b)(c)	247,595	1,512,805
Series E(b)(c)	114,541	715,881
Generate Biomedicines:
Series B(a)(b)(c)	157,390	1,865,072
Series C(b)(c)	97,224	1,152,104
Genesis Therapeutics, Inc. Series B (b)(c)	402,516	2,246,039
Inscripta, Inc.:
Series D(a)(b)(c)	308,833	731,934
Series E(a)(b)(c)	222,357	667,071
Intarcia Therapeutics, Inc. Series EE (a)(b)(c)	116,544	1
LifeMine Therapeutics, Inc. Series C (a)(b)(c)	1,780,790	3,525,964
National Resilience, Inc.:
Series B(a)(b)(c)	251,448	9,713,436
Series C(a)(b)(c)	44,850	1,732,556
Odyssey Therapeutics, Inc.:
Series B(a)(b)(c)	468,023	2,939,184
Series C(b)(c)	215,628	1,211,829
Quell Therapeutics Ltd. Series B (a)(b)(c)	760,965	1,537,149
Rapport Therapeutics, Inc. Series B (b)(c)	1,120,773	2,207,923
SalioGen Therapeutics, Inc. Series B (a)(b)(c)	8,766	586,095
Sonoma Biotherapeutics, Inc.:
Series B(a)(b)(c)	481,325	1,381,403
Series B1(a)(b)(c)	256,702	829,147
T-Knife Therapeutics, Inc. Series B (a)(b)(c)	199,356	731,637
Treeline Biosciences:
Series A(a)(b)(c)	289,700	2,375,540
Series A1(a)(b)(c)	143,637	1,205,114
		61,156,779
Health Care Equipment & Supplies - 0.1%
Blink Health LLC:
Series C(a)(b)(c)	197,068	8,136,938
Series C1(b)(c)	84,687	3,496,726
Kardium, Inc. Series D6 (a)(b)(c)	1,136,853	773,060
Medical Microinstruments, Inc. Series C (b)(c)	53,171	1,738,692
		14,145,416
Health Care Providers & Services - 0.0%
Conformal Medical, Inc.:
Series C(a)(b)(c)	240,750	912,443
Series D(b)(c)	55,260	245,354
Scorpion Therapeutics, Inc. Series B (a)(b)(c)	242,077	561,619
		1,719,416
Health Care Technology - 0.0%
Aledade, Inc.:
Series B1(a)(b)(c)	22,992	905,885
Series E1(a)(b)(c)	17,916	705,890
DNA Script:
Series B(a)(b)(c)	4	444
Series C(a)(b)(c)	2,060	742,467
Omada Health, Inc. Series E (a)(b)(c)	435,062	1,753,300
PrognomIQ, Inc.:
Series A5(a)(b)(c)	83,544	140,354
Series B(a)(b)(c)	198,721	465,007
Series C(a)(b)(c)	66,506	176,906
Wugen, Inc. Series B (a)(b)(c)	96,718	371,397
		5,261,650
Pharmaceuticals - 0.0%
Agomab Therapeutics SA Series C (b)(c)	9,503	2,371,274
Galvanize Therapeutics Series B (a)(b)(c)	1,018,908	866,072
Mirador Therapeutics, Inc. Series A (b)(c)	694,131	2,082,393
		5,319,739
TOTAL HEALTH CARE		87,603,000

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp. Series G (a)(b)(c)	53,937	52,318,890

Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A(a)(b)(c)	10,986	1,213,294
Series B, 6.00%(a)(b)(c)	17,147	2,132,229
		3,345,523
TOTAL INDUSTRIALS		55,664,413

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Enevate Corp. Series E (a)(b)(c)	814,561	602,775
Menlo Micro, Inc. Series C (a)(b)(c)	959,784	671,849
VAST Data Ltd.:
Series A(b)(c)	87,399	1,573,182
Series A1(b)(c)	215,119	3,872,142
Series A2(b)(c)	247,456	4,454,208
Series B(b)(c)	196,904	3,544,272
Series C(b)(c)	5,740	103,320
Series E(b)(c)	188,154	3,386,772
		18,208,520
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (a)(b)(c)	43,548	802,154
Retym, Inc. Series C (b)(c)	202,413	1,738,728
Sima Technologies, Inc.:
Series B(a)(b)(c)	338,113	2,268,738
Series B1(a)(b)(c)	22,648	174,163
Xsight Labs Ltd.:
Series D(a)(b)(c)	167,386	860,364
Series D1(b)(c)	23,720	175,291
		6,019,438
Software - 0.2%
Anthropic PBC Series D (b)(c)	65,931	1,978,227
ASAPP, Inc. Series D (b)(c)	437,448	984,258
Bolt Technology OU Series E (a)(b)(c)	13,569	1,800,923
CoreWeave, Inc. Series C (b)(c)	2,167	1,688,201
Databricks, Inc.:
Series G(a)(b)(c)	53,226	4,185,160
Series H(a)(b)(c)	56,454	4,438,978
Dataminr, Inc. Series D (a)(b)(c)	442,241	4,961,944
Evozyne, Inc.:
Series A(a)(b)(c)	101,400	1,691,352
Series B(b)(c)	63,838	1,081,416
Skyryse, Inc. Series B (a)(b)(c)	117,170	2,383,238
Stripe, Inc. Series H (a)(b)(c)	19,200	499,200
xAI Corp. Series B (b)(c)	567,127	6,788,510
		32,481,407
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc.:
Series C(b)(c)	121,541	2,706,718
Series C2(b)(c)	19,091	501,521
		3,208,239
TOTAL INFORMATION TECHNOLOGY		59,917,604

MATERIALS - 0.1%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (a)(b)(c)	15,988	34,694

Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	355,446	7,933,555

TOTAL MATERIALS		7,968,249

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials:
Series C(a)(b)(c)	16,253	579,907
Series D(b)(c)	6,752	240,911
		820,818
TOTAL CONVERTIBLE PREFERRED STOCKS		261,522,427
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (a)(b)(c)	5,678,726	177,176
Waymo LLC Series A2 (a)(b)(c)	10,731	645,470
		822,646
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(b)(c)	137,221	4,105,652

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences, Inc. Series A4 (a)(b)(c)	13,511	2,740,571

Pharmaceuticals - 0.0%
Faraday Pharmaceuticals, Inc. Series B (a)(b)(c)	219,824	263,789

TOTAL HEALTH CARE		3,004,360

TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,932,658
TOTAL PREFERRED STOCKS (Cost $244,231,537)		269,455,085

Corporate Bonds - 0.0%
	Principal Amount (h)	Value ($)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27(b)(c)	857,900	1,107,720
4% 6/12/27(b)(c)	25,455	32,868
6.5% 10/29/26(b)(c)(i)	1,501,561	1,599,313
		2,739,901
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/27 (b)(c)	751,000	770,000

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Evozyne, Inc. 6% 9/13/28 pay-in-kind (b)(c)	1,022,464	1,105,284

MATERIALS - 0.0%
Chemicals - 0.0%
Farmers Business Network, Inc. 15% 9/28/25 (b)(c)	468,740	621,268

TOTAL CONVERTIBLE BONDS		5,236,453
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (b)(c)	64,650	64,650

TOTAL CORPORATE BONDS (Cost $4,691,770)		5,301,103

Preferred Securities - 0.0%
	Principal Amount (h)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c)	181,375	329,616
FINANCIALS - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings, Inc. 5% 11/6/25 (b)(c)	753,700	854,406
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% (b)(c)(j)	614,446	0
Health Care Equipment & Supplies - 0.0%
Kardium, Inc.:
0% (b)(c)(k)	1,612,660	1,078,870
10% 12/31/26 (b)(c)	1,751,476	1,751,952
		2,830,822
TOTAL HEALTH CARE		2,830,822
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (b)(c)(k)	42,358	46,490
Semiconductors & Semiconductor Equipment - 0.0%
Sima Technologies, Inc. 10% 12/31/27 (b)(c)	328,012	336,944
TOTAL INFORMATION TECHNOLOGY		383,434
TOTAL PREFERRED SECURITIES (Cost $5,284,027)		4,398,278

Money Market Funds - 5.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (l)	538,559,960	538,667,672
Fidelity Securities Lending Cash Central Fund 5.39% (l)(m)	265,000,971	265,027,471
TOTAL MONEY MARKET FUNDS (Cost $803,695,143)		803,695,143

TOTAL INVESTMENT IN SECURITIES - 104.4% (Cost $6,580,645,656)	16,829,341,841
NET OTHER ASSETS (LIABILITIES) - (4.4)%	(709,608,479)
NET ASSETS - 100.0%	16,119,733,362

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $434,702,897 or 2.7% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,155,651 or 0.2% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Non-income producing - Security is in default.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
(n)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $30,674,809 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	8,625,646

Adimab LLC	9/17/14 - 6/05/15	2,958,349

AgBiome LLC Series C	6/29/18	2,144,369

AgBiome LLC Series D	9/03/21	749,101

Agomab Therapeutics SA warrants 10/10/33	10/03/23	0

Agomab Therapeutics SA Series C	10/03/23	2,074,942

Akeana Series C	1/23/24	1,286,289

Aledade, Inc. Series B1	5/07/21	880,380

Aledade, Inc. Series E1	5/20/22	892,475

Alif Semiconductor Series C	3/08/22	883,961

Altos Labs, Inc. Series B	7/22/22	2,337,713

Altos Labs, Inc. Series C	3/15/24	662,218

Ankyra Therapeutics Series B	8/26/21	1,449,327

Ant International Co. Ltd. Class C	5/16/18	2,351,948

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	64,650

Anthropic PBC Series D	5/31/24	1,978,227

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series D	8/29/23	1,689,205

Asimov, Inc. Series B	10/29/21	1,462,779

AVROBIO, Inc.	1/30/24	1,474,486

Beta Technologies, Inc. Series A	4/09/21	804,944

Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,769,056

Blink Health LLC Series A1	12/30/20	232,676

Blink Health LLC Series C	11/07/19 - 7/14/21	7,523,268

Blink Health LLC Series C1	7/15/22 - 2/02/24	3,290,001

Bolt Technology OU Series E	1/03/22	3,525,179

Bowery Farming, Inc. warrants	10/25/23	0

Bright Peak Therapeutics, Inc. Series B	5/14/21	935,108

Bright Peak Therapeutics, Inc. Series C	5/07/24	694,876

ByteDance Ltd. Series E1	11/18/20	9,288,165

Canva, Inc. Class A	3/18/24	1,160,527

Canva, Inc. Series A	9/22/23	985,595

Canva, Inc. Series A2	9/22/23	179,199

Caris Life Sciences, Inc.	10/06/22	2,217,662

Caris Life Sciences, Inc. Series D	5/11/21	2,070,279

Castle Creek Biosciences, Inc. Series A4	9/29/16	4,471,547

Castle Creek Biosciences, Inc. Series B	10/09/18	2,022,184

Castle Creek Biosciences, Inc. Series C	12/09/19	1,058,455

Castle Creek Biosciences, Inc. Series D1	4/19/22	959,034

Castle Creek Biosciences, Inc. Series D2	6/28/21	242,100

Cellanome, Inc. Series B	1/08/24	2,057,031

Circle Internet Financial Ltd. Series E	5/11/21	2,227,100

City Therapeutics, Inc. Series A	4/17/24	1,968,309

Cleerly, Inc. Series C	7/08/22	3,209,483

Conformal Medical, Inc. Series C	7/24/20	882,846

Conformal Medical, Inc. Series D	5/26/23	280,702

CoreWeave, Inc. Series C	5/17/24	1,688,201

Cyclerion Therapeutics, Inc.	4/02/19	2,229,495

Databricks, Inc. Series G	2/01/21	3,146,861

Databricks, Inc. Series H	8/31/21	4,148,473

Dataminr, Inc. Series D	2/18/15 - 3/06/15	5,638,573

Deep Genomics, Inc. Series C	7/21/21	1,878,398

Diamond Foundry, Inc. Series C	3/15/21	8,530,704

Discord, Inc. Series I	9/15/21	770,874

DNA Script	12/17/21	327,504

DNA Script Series B	12/17/21	3,203

DNA Script Series C	10/01/21	1,791,891

Dragonfly Therapeutics, Inc.	12/19/19	3,336,950

Element Biosciences, Inc. Series B	12/13/19	1,315,160

Element Biosciences, Inc. Series C	6/21/21	2,094,954

ElevateBio LLC Series C	3/09/21	1,394,838

Enevate Corp. Series E	1/29/21	903,092

Enevate Corp. 6%	11/02/23	42,358

Epic Games, Inc.	7/13/20 - 7/30/20	6,785,000

Evozyne, Inc. Series A	4/09/21	2,278,458

Evozyne, Inc. Series B	9/14/23	988,851

Evozyne, Inc. 6% 9/13/28 pay-in-kind	9/14/23 - 3/13/24	1,022,464

Fanatics, Inc. Class A	8/13/20 - 10/24/22	6,002,415

Faraday Pharmaceuticals, Inc. Series B	12/30/19	288,996

Farmers Business Network, Inc. warrants 9/27/33	9/29/23	0

Farmers Business Network, Inc. Series G	9/15/21	993,779

Farmers Business Network, Inc. 15% 9/28/25	9/29/23	468,740

Figma, Inc.	5/15/24	1,962,800

Fog Pharmaceuticals, Inc. Series D	11/17/22	2,664,890

Fog Pharmaceuticals, Inc. Series E	2/29/24	713,373

Freenome, Inc. Series C	8/14/20	1,262,201

Freenome, Inc. Series D	11/22/21	690,407

Galvanize Therapeutics Series B	3/29/22	1,764,020

Galvanize Therapeutics 6% 2/28/27	2/28/24	751,000

Generate Biomedicines Series B	11/02/21	1,865,072

Generate Biomedicines Series C	6/05/23	1,152,104

Genesis Therapeutics, Inc. Series B	8/10/23	2,055,891

GoBrands, Inc. Series G	3/02/21	6,700,664

GoBrands, Inc. Series H	7/22/21	8,302,821

Inscripta, Inc. Series D	11/13/20	1,411,367

Inscripta, Inc. Series E	3/30/21	1,963,412

Intarcia Therapeutics, Inc. Series EE	9/02/16	6,992,640

Intarcia Therapeutics, Inc. 6%	2/26/19	614,446

JUUL Labs, Inc. Series E	7/06/18	196,006

Kardium, Inc. Series D6	12/30/20	1,154,861

Kardium, Inc. 0%	12/30/20	1,612,660

Kardium, Inc. 10% 12/31/26	5/31/24	1,751,476

Kartos Therapeutics, Inc. Series C	8/22/23	1,777,292

Korro Bio, Inc.	7/14/23	959,092

Laronde, Inc. Series B	8/13/21	1,860,096

Lexicon Pharmaceuticals, Inc.	3/11/24	3,348,853

LifeMine Therapeutics, Inc. Series C	2/15/22	3,626,739

Lightmatter, Inc. Series C	5/19/23	2,000,176

Lightmatter, Inc. Series C2	12/18/23	496,400

Medical Microinstruments, Inc. warrants 2/16/31	2/16/24	0

Medical Microinstruments, Inc. Series C	2/16/24	1,772,386

Meesho Series E1	4/18/24	255,696

Meesho Series F	9/21/21	4,789,029

Menlo Micro, Inc. Series C	2/09/22	1,272,194

Mirador Therapeutics, Inc. Series A	3/19/24	2,082,393

MOD Super Fast Pizza Holdings LLC Series 3	11/03/16	2,225,976

MOD Super Fast Pizza Holdings LLC Series 4	12/14/17	207,516

MOD Super Fast Pizza Holdings LLC Series 5	5/15/19	848,707

National Resilience, Inc. Series B	12/01/20	3,434,780

National Resilience, Inc. Series C	6/28/21	1,991,789

Neutron Holdings, Inc.	2/04/21	4,384

Neutron Holdings, Inc. Series 1D	1/25/19	1,377,091

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	857,900

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	25,455

Neutron Holdings, Inc. 6.5% 10/29/26	10/29/21 - 4/29/24	1,501,561

Odyssey Therapeutics, Inc. Series B	9/30/22	2,955,958

Odyssey Therapeutics, Inc. Series C	10/25/23	1,078,140

Omada Health, Inc. Series E	12/22/21	2,608,284

Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	2,020,004

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,238,974

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	2,327,367

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	382,943

PrognomIQ, Inc. Series A5	8/20/20	50,461

PrognomIQ, Inc. Series B	9/11/20	454,100

PrognomIQ, Inc. Series C	2/16/22	203,508

Quell Therapeutics Ltd. Series B	11/24/21	1,438,224

Rad Power Bikes, Inc.	1/21/21	1,202,019

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	156,712

Rad Power Bikes, Inc. Series C	1/21/21	616,636

Rad Power Bikes, Inc. Series D	9/17/21	2,069,142

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	181,375

Rapport Therapeutics, Inc. Series B	8/11/23	1,879,839

Redwood Materials Series C	5/28/21	770,449

Redwood Materials Series D	6/02/23	322,313

Retym, Inc. Series C	5/17/23 - 6/20/23	1,575,137

SalioGen Therapeutics, Inc. Series B	12/10/21	928,004

Saluda Medical, Inc. warrants 1/20/27	1/20/22	0

Saluda Medical, Inc. Series D	1/20/22	1,402,995

Saluda Medical, Inc. Series E	4/06/23	2,334,531

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	585,688

Sima Technologies, Inc. Series B	5/10/21	1,733,641

Sima Technologies, Inc. Series B1	4/25/22	160,595

Sima Technologies, Inc. 10% 12/31/27	4/08/24	328,012

Skyhawk Therapeutics, Inc.	5/21/21	2,069,954

Skyryse, Inc. Series B	10/21/21	2,891,752

Sonoma Biotherapeutics, Inc. Series B	7/26/21	951,243

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	760,993

Space Exploration Technologies Corp. Class A	10/16/15	8,029,820

Space Exploration Technologies Corp. Series G	1/20/15	4,177,960

Stripe, Inc. Class B	5/18/21	1,745,585

Stripe, Inc. Series H	3/15/21	770,400

T-Knife Therapeutics, Inc. Series B	6/30/21	1,150,045

Tango Therapeutics, Inc.	8/09/23	764,780

Tenstorrent Holdings, Inc. Series C1	4/23/21	2,418,540

Tenstorrent Holdings, Inc. 5% 11/6/25	11/06/23	753,700

The Beauty Health Co.	12/08/20	5,538,280

The Oncology Institute, Inc.	6/28/21	3,773,750

Tory Burch LLC	5/14/15	17,704,966

Treeline Biosciences Series A	7/30/21 - 10/27/22	2,267,627

Treeline Biosciences Series A1	10/27/22	1,236,758

VAST Data Ltd. Series A	11/28/23	961,389

VAST Data Ltd. Series A1	11/28/23	2,366,309

VAST Data Ltd. Series A2	11/28/23	2,722,016

VAST Data Ltd. Series B	11/28/23	2,165,944

VAST Data Ltd. Series C	11/28/23	63,140

VAST Data Ltd. Series E	11/28/23	4,139,388

Waymo LLC Series A2	5/08/20	921,441

Wugen, Inc. Series B	7/09/21	750,038

X Holdings Corp. Class A	10/27/21	1,326,759

xAI Corp. Series B	5/13/24	6,788,510

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	1,338,418

Xsight Labs Ltd. Series D1	1/11/24	189,665

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	13,027,623	1,346,245,572	820,604,645	1,171,811	(878)	-	538,667,672	1.1%
Fidelity Securities Lending Cash Central Fund 5.39%	212,772,443	618,296,995	566,041,967	762,922	-	-	265,027,471	1.1%
Total	225,800,066	1,964,542,567	1,386,646,612	1,934,733	(878)	-	803,695,143

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,833,304,206	1,806,097,367	-	27,206,839
Consumer Discretionary	2,694,778,665	2,643,613,879	15,125,504	36,039,282
Consumer Staples	438,913,171	436,938,251	94,141	1,880,779
Energy	71,796,358	71,796,358	-	-
Financials	509,885,513	484,499,331	4,734,834	20,651,348
Health Care	2,070,219,977	1,897,114,538	56,807,439	116,298,000
Industrials	715,787,664	543,093,129	29,513,873	143,180,662
Information Technology	7,575,780,873	7,486,317,155	3,686,132	85,777,586
Materials	92,659,229	83,632,928	-	9,026,301
Real Estate	12,000,843	12,000,843	-	-
Utilities	820,818	-	-	820,818

Corporate Bonds	5,301,103	-	-	5,301,103

Preferred Securities	4,398,278	-	-	4,398,278

Money Market Funds	803,695,143	803,695,143	-	-
Total Investments in Securities:	16,829,341,841	16,268,798,922	109,961,923	450,580,996

Net Unrealized Appreciation on Unfunded Commitments	5,102	-	-	5,102
Total	5,102	-	-	5,102
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$412,884,891
Net Realized Gain (Loss) on Investment Securities	9,043,380
Net Unrealized Gain (Loss) on Investment Securities	20,612,715
Cost of Purchases	33,714,598
Proceeds of Sales	(13,218,771)
Amortization/Accretion	-
Transfers into Level 3	1
Transfers out of Level 3	(12,455,818)
Ending Balance	$450,580,996
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2024	$21,063,373

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $259,844,855) - See accompanying schedule:
Unaffiliated issuers (cost $5,776,950,513)	$16,025,646,698
Fidelity Central Funds (cost $803,695,143)	803,695,143

Total Investment in Securities (cost $6,580,645,656)		$16,829,341,841
Segregated cash with brokers for derivative instruments		21,369,800
Restricted cash		1,293,737
Foreign currency held at value (cost $313,277)		313,600
Receivable for investments sold		14,050,333
Unrealized appreciation on unfunded commitments		5,102
Receivable for fund shares sold		1,264
Dividends receivable		7,151,818
Interest receivable		221,612
Distributions receivable from Fidelity Central Funds		332,892
Total assets		16,874,081,999
Liabilities
Payable to custodian bank	$2,282,947
Payable for investments purchased
Regular delivery	11,642,789
Delayed delivery	1,474,486
Payable for fund shares redeemed	471,097,979
Payable for daily variation margin on futures contracts	1,803,095
Other payables and accrued expenses	1,030,256
Collateral on securities loaned	265,017,085
Total liabilities		754,348,637
Commitments and contingent liabilities (see Commitments note)
Net Assets		$16,119,733,362
Net Assets consist of:
Paid in capital		$4,565,919,983
Total accumulated earnings (loss)		11,553,813,379
Net Assets		$16,119,733,362
Net Asset Value, offering price and redemption price per share ($16,119,733,362 ÷ 696,270,625 shares)		$23.15
Consolidated Statement of Operations
		Six months ended May 31, 2024 (Unaudited)
Investment Income
Dividends		$36,580,510
Interest		983,516
Income from Fidelity Central Funds (including $762,922 from security lending)		1,934,733
Total income		39,498,759
Expenses
Custodian fees and expenses	$80,360
Independent trustees' fees and expenses	33,322
Interest	273,081
Miscellaneous	36
Total expenses before reductions	386,799
Expense reductions	(3,453)
Total expenses after reductions		383,346
Net Investment income (loss)		39,115,413
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $120,428)	1,339,556,835
Fidelity Central Funds	(878)
Foreign currency transactions	51,397
Futures contracts	(4,404,544)
Total net realized gain (loss)		1,335,202,810
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $445,542)	2,111,582,483
Unfunded commitments	5,102
Assets and liabilities in foreign currencies	(43,554)
Total change in net unrealized appreciation (depreciation)		2,111,544,031
Net gain (loss)		3,446,746,841
Net increase (decrease) in net assets resulting from operations		$3,485,862,254
Consolidated Statement of Changes in Net Assets

	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,115,413	$71,241,684
Net realized gain (loss)	1,335,202,810	527,879,285
Change in net unrealized appreciation (depreciation)	2,111,544,031	2,617,323,604
Net increase (decrease) in net assets resulting from operations	3,485,862,254	3,216,444,573
Distributions to shareholders	(437,595,037)	(69,434,650)

Share transactions
Proceeds from sales of shares	1,099,240,090	2,095,918,360
Reinvestment of distributions	437,595,037	69,434,650
Cost of shares redeemed	(2,085,740,660)	(4,239,646,756)

Net increase (decrease) in net assets resulting from share transactions	(548,905,533)	(2,074,293,746)
Total increase (decrease) in net assets	2,499,361,684	1,072,716,177

Net Assets
Beginning of period	13,620,371,678	12,547,655,501
End of period	$16,119,733,362	$13,620,371,678

Other Information
Shares
Sold	52,669,369	132,379,538
Issued in reinvestment of distributions	22,934,750	4,752,543
Redeemed	(98,279,930)	(249,607,547)
Net increase (decrease)	(22,675,811)	(112,475,466)

Consolidated Financial Highlights
Fidelity® Series Growth Company Fund

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$18.94	$15.09	$29.25	$29.01	$19.16	$17.61
Income from Investment Operations
Net investment income (loss) A,B	.05	.09	.10	.10 C	.09	.11
Net realized and unrealized gain (loss)	4.77	3.84	(6.37)	7.43	11.72	3.31
Total from investment operations	4.82	3.93	(6.27)	7.53	11.81	3.42
Distributions from net investment income	(.10)	(.08)	(.12)	(.16)	(.13)	(.15)
Distributions from net realized gain	(.51)	-	(7.77)	(7.13)	(1.84)	(1.72)
Total distributions	(.61)	(.08)	(7.89)	(7.29)	(1.96) D	(1.87)
Net asset value, end of period	$23.15	$18.94	$15.09	$29.25	$29.01	$19.16
Total Return E,F	26.13%	26.24%	(28.60)%	33.42%	68.41%	23.24%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.01% I,J	-% K	-% K	-% K	-% K	-% K
Expenses net of fee waivers, if any	.01 % I,J	-% K	-% K	-% K	-% K	-% K
Expenses net of all reductions K	-% I,J	-%	-%	-%	-%	-%
Net investment income (loss)	.51% I,J	.54%	.60%	.40% C	.41%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$16,119,733	$13,620,372	$12,547,656	$13,178,104	$12,836,920	$11,173,659
Portfolio turnover rate L	23 % I	21%	29%	34%	18%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .35%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IAnnualized.
JProxy expenses are not annualized.
KAmount represents less than .005%.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended May 31, 2024

1. Organization.
Fidelity Series Growth Company Fund (the Fund) is a non-diversified fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$440,881,615	Recovery value	Recovery value	$0.00 - $0.21 / $0.01	Increase
		Market approach	Transaction price	$1.00 - $226.24 / $33.06	Increase
			Discount rate	5.0% - 70.0% / 30.0%	Decrease
			Premium rate	10.0% - 65.0% / 19.8%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 50.0 / 8.1	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	7.0 - 21.3 / 17.9	Increase
		Discounted cash flow	Discount rate	4.9% - 13.0% / 11.2%	Decrease
			Probability rate	6.0% - 70.0% / 37.4%	Increase
			Term	0.6 - 7.8 / 2.3	Increase
		Book value	Book value multiple	1.7	Increase
		Black scholes	Discount rate	4.1% - 5.2% / 4.7%	Increase
			Volatility	45.0% - 100.0% / 75.1%	Increase
			Term	1.0 - 5.0 / 3.0	Increase
Corporate Bonds	$5,301,103	Market approach	Transaction price	$100.00	Increase
			Discount rate	19.8%	Decrease
			Probability rate	10.0% - 70.0% / 33.3%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5 - 7.0 / 2.8	Increase
			Discount rate	25.0% - 29.2% / 27.8%	Decrease
			Probability rate	0.0% - 75.0% / 25.7%	Increase
		Discounted cash flow	Discount rate	3.3%	Decrease
		Black scholes	Discount rate	4.8% - 5.3% / 5.1%	Increase
			Volatility	55.0% - 75.0% / 69.0%	Increase
			Term	0.8 - 2.3 / 1.4	Increase
Preferred Securities	$4,398,278	Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	20.0% - 37.9% / 25.5%	Decrease
			Probability rate	0.0% - 60.0% / 34.2%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	1.7	Increase
		Black scholes	Discount rate	4.7% - 5.5% / 5.0%	Increase
			Volatility	50.0% - 100.0% / 66.8%	Increase
			Term	0.3 - 3.0 / 1.7	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,690,742,251
Gross unrealized depreciation	(482,186,617)
Net unrealized appreciation (depreciation)	$10,208,555,634
Tax cost	$6,620,786,207

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Consolidated Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Consolidated Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Series Growth Company Fund	JUUL Labs, Inc. Class A	2,086,506	5,102

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Series Growth Company Fund	32,347,318.20

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Growth Company Fund	1,752,626,099	2,740,919,978

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Growth Company Fund	36,803

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Growth Company Fund	Borrower	195,934,556	5.57%	273,081

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Series Growth Company Fund	170,913,960	156,821,924	59,983,102

Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Growth Company Fund	80,670	32,211	5,030,748

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,453.

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Series Growth Company Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Growth Company Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through March 31, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.968010.110
XS7-SANN-0724
Fidelity® Growth Company Fund

Semi-Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Growth Company Fund
Consolidated Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 11.1%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	684	28
Entertainment - 1.1%
Netflix, Inc. (a)	920,832	590,824
Roblox Corp. (a)	588,920	19,799
Roku, Inc. Class A (a)	422,587	24,256
The Walt Disney Co.	186,400	19,369
		654,248
Interactive Media & Services - 9.6%
Alphabet, Inc.:
Class A	16,003,719	2,760,642
Class C	9,627,569	1,674,812
Epic Games, Inc. (a)(b)(c)	51,800	31,080
Meta Platforms, Inc. Class A	2,905,385	1,356,321
Pinterest, Inc. Class A (a)	218,969	9,085
Reddit, Inc.:
Class A (d)	157,592	8,548
Class B (o)	523,502	28,395
Snap, Inc. Class A (a)	7,945,300	119,338
		5,988,221
Media - 0.0%
Comcast Corp. Class A	135,566	5,427
Ibotta, Inc. (d)	25,754	2,501
The Trade Desk, Inc. (a)	53,684	4,981
		12,909
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	1,278,465	223,680
TOTAL COMMUNICATION SERVICES		6,879,086
CONSUMER DISCRETIONARY - 16.5%
Automobiles - 0.9%
Neutron Holdings, Inc. (a)(b)(c)	1,546,251	48
Rad Power Bikes, Inc. (a)(b)(c)	1,182,568	520
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	985,838	2,228
Rivian Automotive, Inc. (a)(d)	7,994,577	87,301
Tesla, Inc. (a)	2,714,929	483,475
		573,572
Broadline Retail - 6.6%
Amazon.com, Inc. (a)	22,059,365	3,892,154
Etsy, Inc. (a)	81,094	5,147
Ollie's Bargain Outlet Holdings, Inc. (a)	2,333,310	192,335
Ozon Holdings PLC ADR (a)(c)(d)	20,942	524
PDD Holdings, Inc. ADR (a)	110,335	16,526
		4,106,686
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	52,519	10,052
Hotels, Restaurants & Leisure - 1.1%
Airbnb, Inc. Class A (a)	250,209	36,263
Booking Holdings, Inc.	77,637	293,184
Cava Group, Inc.	1,900	176
Chipotle Mexican Grill, Inc. (a)	42,324	132,454
Dutch Bros, Inc. (a)(d)	542,544	19,201
Expedia Group, Inc. (a)	139,987	15,799
Marriott International, Inc. Class A	336,929	77,888
McDonald's Corp.	2,745	711
Misa Investments Ltd.	273,312	8,585
Penn Entertainment, Inc. (a)	2,271,764	39,756
Shake Shack, Inc. Class A (a)(d)	62,707	5,950
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	53,749	1
Stage 2 rights (a)(c)	53,749	0
Stage 3 rights (a)(c)	53,749	0
Stage 4 rights (a)(c)	53,749	0
Stage 5:
rights (a)(c)	53,749	0
rights (a)(c)	53,748	0
Starbucks Corp.	376,302	30,187
Sweetgreen, Inc. Class A (a)	886,266	27,253
Zomato Ltd. (a)	9,483,800	20,357
		707,765
Household Durables - 0.5%
Garmin Ltd.	494,173	80,970
Lennar Corp. Class A	1,122,484	179,990
Purple Innovation, Inc. Class A (d)	854,272	1,068
SharkNinja, Inc.	398,876	30,562
Toll Brothers, Inc.	150,931	18,359
		310,949
Specialty Retail - 2.4%
Abercrombie & Fitch Co. Class A (a)	254,306	43,962
Dick's Sporting Goods, Inc.	367,208	83,591
Fanatics, Inc. Class A (a)(b)(c)	730,532	47,923
Five Below, Inc. (a)	74,193	10,248
Floor & Decor Holdings, Inc. Class A (a)	248,820	29,077
Foot Locker, Inc.	763,938	21,184
Gap, Inc.	17,100	495
Lowe's Companies, Inc.	907,614	200,846
Revolve Group, Inc. (a)(d)	1,828,818	34,894
RH (a)	55,539	15,103
Ross Stores, Inc.	195,295	27,294
RumbleON, Inc. Class B (a)(d)	288,585	1,651
The Home Depot, Inc.	1,037,770	347,518
TJX Companies, Inc.	3,716,338	383,154
Wayfair LLC Class A (a)	3,706,395	220,493
		1,467,433
Textiles, Apparel & Luxury Goods - 5.0%
adidas AG	194,068	49,152
Birkenstock Holding PLC (d)	358,234	20,419
Canada Goose Holdings, Inc. (a)(d)	1,412,766	20,420
Canva, Inc. Class A (b)(c)	4,574	4,879
Crocs, Inc. (a)	183,675	28,587
Deckers Outdoor Corp. (a)	765,894	837,827
Figs, Inc. Class A (a)(d)	386,166	2,047
Levi Strauss & Co. Class A	61,282	1,471
Li Ning Co. Ltd.	2,580,591	6,776
lululemon athletica, Inc. (a)	4,308,928	1,344,342
NIKE, Inc. Class B	941,708	89,509
On Holding AG (a)(d)	4,861,482	206,807
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	6,448,596	460,559
Tory Burch LLC:
Class A (a)(b)(c)(e)	950,844	36,861
Class B (a)(b)(c)(e)	324,840	13,630
		3,123,286
TOTAL CONSUMER DISCRETIONARY		10,299,743
CONSUMER STAPLES - 2.8%
Beverages - 1.1%
Celsius Holdings, Inc. (a)	993,326	79,446
Constellation Brands, Inc. Class A (sub. vtg.)	1,072	268
Keurig Dr. Pepper, Inc.	2,457,549	84,171
Monster Beverage Corp. (a)	2,828,508	146,856
PepsiCo, Inc.	617,532	106,771
The Coca-Cola Co.	3,951,120	248,644
		666,156
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp.	344,869	279,306
Dollar General Corp.	150,496	20,604
Dollar Tree, Inc. (a)	65,539	7,730
Kroger Co.	596,273	31,227
Maplebear, Inc. (NASDAQ)	140,326	4,277
Target Corp.	521,251	81,399
Walmart, Inc.	1,019,995	67,075
		491,618
Food Products - 0.2%
Bowery Farming, Inc. (c)	201,831	4
Bowery Farming, Inc. warrants (a)(b)(c)	70,915	1
Bunge Global SA	477,743	51,400
Kellanova	87,431	5,276
Mondelez International, Inc.	235,041	16,107
The Hershey Co.	107,202	21,208
The Real Good Food Co. LLC:
Class B (a)(c)	616,906	0
Class B unit (a)(f)	616,906	321
The Real Good Food Co., Inc. Class A (a)	450,976	235
WK Kellogg Co. (d)	242,799	4,611
		99,163
Household Products - 0.2%
Church & Dwight Co., Inc.	164,639	17,618
Colgate-Palmolive Co.	167,523	15,573
Procter & Gamble Co.	622,852	102,484
The Clorox Co.	55,796	7,341
		143,016
Personal Care Products - 0.1%
elf Beauty, Inc. (a)(d)	122,555	22,907
Kenvue, Inc.	298,083	5,753
Oddity Tech Ltd. (d)	852,228	30,604
Oddity Tech Ltd. (f)	158,671	5,698
The Beauty Health Co. (a)(b)(g)	2,884,717	6,375
The Beauty Health Co. Class A, (a)(d)(g)	3,843,047	8,493
		79,830
Tobacco - 0.4%
JUUL Labs, Inc. Class A (a)(b)(c)	44,067	47
Philip Morris International, Inc.	2,380,009	241,285
		241,332
TOTAL CONSUMER STAPLES		1,721,115
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	306,602	10,265
Halliburton Co.	516,884	18,970
		29,235
Oil, Gas & Consumable Fuels - 0.5%
Cameco Corp. (d)	1,737,478	96,447
EOG Resources, Inc.	33,103	4,123
EQT Corp. (d)	360,257	14,803
Range Resources Corp.	2,204,581	81,371
Reliance Industries Ltd.	1,744,138	59,785
Valero Energy Corp.	171,558	26,959
		283,488
TOTAL ENERGY		312,723
FINANCIALS - 3.1%
Banks - 0.5%
Bank of America Corp.	2,862,693	114,479
HDFC Bank Ltd. sponsored ADR	1,120,269	64,852
JPMorgan Chase & Co.	339,595	68,812
Wells Fargo & Co.	765,912	45,893
		294,036
Capital Markets - 0.5%
3i Group PLC	523,125	19,276
BlackRock, Inc. Class A	114,135	88,116
Coinbase Global, Inc. (a)	711,160	160,665
Goldman Sachs Group, Inc.	31,600	14,426
Robinhood Markets, Inc. (a)	1,108,312	23,164
		305,647
Consumer Finance - 0.0%
American Express Co.	26,700	6,408
Financial Services - 2.1%
Ant International Co. Ltd. Class C (a)(b)(c)	1,755,314	3,089
Apollo Global Management, Inc.	4,000	465
Block, Inc. Class A (a)	570,653	36,567
Jio Financial Services Ltd.	2,337,738	9,645
MasterCard, Inc. Class A	1,127,974	504,283
PayPal Holdings, Inc. (a)	457,062	28,790
Saluda Medical, Inc. warrants 1/20/27 (a)(b)(c)	87,212	141
Toast, Inc. (a)(d)	2,283,933	55,340
Visa, Inc. Class A	2,364,973	644,361
		1,282,681
Insurance - 0.0%
Progressive Corp.	109,709	23,168
TOTAL FINANCIALS		1,911,940
HEALTH CARE - 12.1%
Biotechnology - 6.6%
4D Molecular Therapeutics, Inc. (a)	352,757	8,456
4D Pharma PLC (a)(c)(d)	2,425,264	515
AbbVie, Inc.	369,182	59,527
Absci Corp. (a)(d)	4,129,710	17,386
ACADIA Pharmaceuticals, Inc. (a)	922,061	13,923
Acelyrin, Inc.	590,989	2,435
Akouos, Inc. (CVR) (a)(c)	1,254,446	1,066
Alector, Inc. (a)	3,582,871	17,628
Allogene Therapeutics, Inc. (a)	2,407,600	6,019
Alnylam Pharmaceuticals, Inc. (a)	1,378,473	204,607
Amgen, Inc.	383,131	117,181
Annexon, Inc. (a)	1,786,911	8,631
Apellis Pharmaceuticals, Inc. (a)	367,023	14,406
Apogee Therapeutics, Inc.	1,434,189	65,456
Arcellx, Inc. (a)	515,972	26,831
Argenx SE ADR (a)	620,625	230,264
Arrowhead Pharmaceuticals, Inc. (a)	563,425	12,931
Ascendis Pharma A/S sponsored ADR (a)	55,815	7,541
aTyr Pharma, Inc. (a)	2,631,936	4,553
Avidity Biosciences, Inc. (a)	3,259,473	87,549
AVROBIO, Inc. (b)(c)(h)	431,601	5,351
Beam Therapeutics, Inc. (a)(d)	783,250	18,657
BeiGene Ltd. ADR (a)(d)	469,519	69,888
Biomea Fusion, Inc. (a)(d)	1,615,382	16,994
BioNTech SE ADR (a)	42,581	4,284
BioXcel Therapeutics, Inc. (a)(d)	682,741	1,236
Boundless Bio, Inc. (d)	288,817	2,634
Boundless Bio, Inc. (o)	519,174	4,735
Cargo Therapeutics, Inc.	419,647	7,973
Caris Life Sciences, Inc. (a)(b)(c)	926,826	2,400
Century Therapeutics, Inc. (a)	923,729	2,743
Cibus, Inc. (a)	1,001,965	14,488
Codiak Biosciences, Inc. warrants 9/15/27 (a)(c)	380,700	0
CRISPR Therapeutics AG (a)(d)	645,913	34,711
Cyclerion Therapeutics, Inc. (a)	20,603	55
Cyclerion Therapeutics, Inc. (a)(b)	27,184	73
Day One Biopharmaceuticals, Inc. (a)(d)	512,936	6,807
Deverra Therapeutics, Inc. (a)(c)	59,780	0
Dianthus Therapeutics, Inc. (a)	844,326	18,246
Disc Medicine, Inc. rights (a)(c)	128,509	0
Dyne Therapeutics, Inc. (a)	830,485	26,476
Foghorn Therapeutics, Inc. (a)	1,850,423	10,788
Generation Bio Co. (a)	1,824,250	5,801
Geron Corp. (a)(d)	2,660,223	9,444
Ideaya Biosciences, Inc. (a)	3,455,178	126,287
Idorsia Ltd. (a)(d)	1,087,119	3,097
Immunocore Holdings PLC ADR (a)	693,403	33,963
Immunome, Inc. (a)	1,261,260	18,843
Immunovant, Inc. (a)	3,067,113	77,874
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(c)	156,370	0
Invivyd, Inc. (a)	2,556,512	4,704
Ionis Pharmaceuticals, Inc. (a)	6,972,289	261,949
Janux Therapeutics, Inc. (a)	1,220,537	65,299
Korro Bio, Inc. (b)	58,740	3,013
Korro Bio, Inc. (a)	138,141	7,087
Krystal Biotech, Inc. (a)	670,790	107,360
Kymera Therapeutics, Inc. (a)(d)	1,436,948	46,140
Legend Biotech Corp. ADR (a)	1,769,580	70,801
Lexicon Pharmaceuticals, Inc. (a)(d)	4,227,263	7,186
Lexicon Pharmaceuticals, Inc. (b)	6,020,850	10,235
Lyell Immunopharma, Inc. (a)(d)	879,051	2,435
Moderna, Inc. (a)	3,369,074	480,261
Monte Rosa Therapeutics, Inc. (a)	568,694	2,343
Moonlake Immunotherapeutics Class A (a)	310,974	12,644
Morphic Holding, Inc. (a)	1,523,389	46,265
Nuvalent, Inc. Class A (a)	1,691,817	111,017
Omega Therapeutics, Inc. (a)(d)	2,017,422	3,994
ORIC Pharmaceuticals, Inc. (a)	745,877	6,705
Poseida Therapeutics, Inc. (a)	3,398,981	10,163
Prothena Corp. PLC (a)	2,351,740	48,940
RAPT Therapeutics, Inc. (a)	1,520,594	6,098
Recursion Pharmaceuticals, Inc. Class A (a)(d)	1,429,298	11,835
Regeneron Pharmaceuticals, Inc. (a)	270,432	265,067
Revolution Medicines, Inc. (a)	955,148	36,611
Roivant Sciences Ltd. (a)	14,473,722	149,948
Sage Therapeutics, Inc. (a)	1,605,553	17,838
Sana Biotechnology, Inc. (a)(d)	7,047,872	52,859
Scholar Rock Holding Corp. (a)	2,694,126	25,298
Scholar Rock Holding Corp. warrants 12/31/25 (a)(b)	167,100	591
Seres Therapeutics, Inc. (a)(d)	6,879,598	6,880
Shattuck Labs, Inc. (a)	1,283,756	9,474
Sigilon Therapeutics, Inc. rights (a)(c)	28,234	224
SpringWorks Therapeutics, Inc. (a)	3,500,243	145,120
Spyre Therapeutics, Inc. (a)	1,050,955	36,731
Summit Therapeutics, Inc. (a)(d)	542,489	4,712
Tango Therapeutics, Inc. (b)	543,718	3,763
Tango Therapeutics, Inc. (a)	992,247	6,866
Taysha Gene Therapies, Inc. (a)	3,572,839	12,255
Tourmaline Bio, Inc.	83,359	1,148
UNITY Biotechnology, Inc. warrants 8/22/27 (a)	1,878,125	9
Vaxcyte, Inc. (a)	979,687	68,843
Vera Therapeutics, Inc. (a)	906,984	34,456
Vertex Pharmaceuticals, Inc. (a)	275,609	125,496
Verve Therapeutics, Inc. (a)(d)	402,108	2,087
Viking Therapeutics, Inc. (a)	3,687,974	229,613
Vor Biopharma, Inc. (a)	1,441,424	1,946
WuXi XDC Cayman, Inc. (d)	432,694	850
Zai Lab Ltd. ADR (a)	128,711	2,288
Zealand Pharma A/S (a)	836,643	78,488
Zentalis Pharmaceuticals, Inc. (a)	896,558	10,651
		4,087,339
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	113,558	11,604
Blink Health LLC Series A1 (a)(b)(c)	173,460	7,162
Boston Scientific Corp. (a)	109,823	8,299
DexCom, Inc. (a)	306,223	36,370
GE Healthcare Technologies, Inc.	201,651	15,729
Inspire Medical Systems, Inc. (a)	29,062	4,615
Insulet Corp. (a)	53,931	9,556
Intuitive Surgical, Inc. (a)	661,716	266,089
Medical Microinstruments, Inc. warrants 2/16/31 (a)(b)(c)	11,774	146
Novocure Ltd. (a)	5,245,391	115,451
Outset Medical, Inc. (a)	1,401,681	5,228
Penumbra, Inc. (a)	9,382	1,778
Presbia PLC (a)(c)(g)	1,099,338	0
PROCEPT BioRobotics Corp. (a)	1,243,775	82,587
		564,614
Health Care Providers & Services - 0.8%
Alignment Healthcare, Inc. (a)	1,499,975	11,820
Guardant Health, Inc. (a)	311,982	8,455
Humana, Inc.	52,134	18,670
McKesson Corp.	68,601	39,074
RadNet, Inc. (a)	239,141	14,023
The Oncology Institute, Inc. (a)(b)	1,815,080	897
UnitedHealth Group, Inc.	830,308	411,310
		504,249
Health Care Technology - 0.0%
DNA Script (a)(b)(c)	463	46
DNA Script (a)(b)(c)	1,769	176
		222
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc. (a)	141,169	3,165
10X Genomics, Inc. Class B (a)(f)	1,995,040	44,729
Danaher Corp.	133,351	34,245
Gerresheimer AG	60,005	6,874
Thermo Fisher Scientific, Inc.	149,334	84,819
WuXi AppTec Co. Ltd. (H Shares) (f)	1,053,487	4,600
Wuxi Biologics (Cayman), Inc. (a)(f)	5,303,444	7,609
		186,041
Pharmaceuticals - 3.5%
Adimab LLC (b)(c)(e)	3,162,765	59,681
Adimab LLC (a)(b)(c)(e)	3,162,765	17,079
Agomab Therapeutics SA warrants 10/10/33 (a)(b)(c)	10	0
Alto Neuroscience, Inc.	443,325	5,302
Arvinas Holding Co. LLC (a)	170,824	5,661
Atea Pharmaceuticals, Inc. (a)	813,084	2,984
Bristol-Myers Squibb Co.	328,488	13,498
Dragonfly Therapeutics, Inc. (a)(b)(c)	481,725	8,825
Eli Lilly & Co.	1,684,811	1,382,118
Fulcrum Therapeutics, Inc. (a)	846,728	6,647
GH Research PLC (a)	799,847	11,270
Harmony Biosciences Holdings, Inc. (a)(d)	1,727,969	50,802
Intra-Cellular Therapies, Inc. (a)	2,925,643	196,720
Merck & Co., Inc.	163,155	20,482
Neumora Therapeutics, Inc.	535,858	5,305
Novo Nordisk A/S Series B sponsored ADR	1,490,694	201,661
Nuvation Bio, Inc. Class A (a)	9,119,923	28,272
OptiNose, Inc. (a)	5,075,197	5,481
OptiNose, Inc. warrants (a)	692,946	120
Pfizer, Inc.	82,474	2,364
Pharvaris BV (a)	940,748	17,837
Pliant Therapeutics, Inc. (a)(d)	1,327,630	16,104
Sienna Biopharmaceuticals, Inc. (a)(c)	1,376,285	0
Skyhawk Therapeutics, Inc. (a)(b)(c)	603,195	7,709
Structure Therapeutics, Inc. ADR (a)	91,218	3,120
UCB SA	814,230	114,213
		2,183,255
TOTAL HEALTH CARE		7,525,720
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.8%
AeroVironment, Inc. (a)	55,690	11,258
General Electric Co.	234,441	38,716
Lockheed Martin Corp.	128,412	60,397
Space Exploration Technologies Corp. Class A (a)(b)(c)	3,255,537	315,787
The Boeing Co. (a)	394,540	70,074
		496,232
Air Freight & Logistics - 0.0%
Delhivery Private Ltd. (a)	2,269,100	10,470
United Parcel Service, Inc. Class B	92,496	12,850
		23,320
Building Products - 0.1%
Builders FirstSource, Inc. (a)	241,932	38,900
Commercial Services & Supplies - 0.0%
Veralto Corp.	25,081	2,472
Construction & Engineering - 0.2%
Fluor Corp. (a)	1,381,248	59,946
Quanta Services, Inc.	183,129	50,533
		110,479
Electrical Equipment - 1.1%
Eaton Corp. PLC	1,085,653	361,360
Emerson Electric Co.	543,993	61,014
Fluence Energy, Inc. (a)(d)	94,318	2,370
GE Vernova LLC	416,222	73,213
Generac Holdings, Inc. (a)	412,447	60,716
Nextracker, Inc. Class A (a)	167,448	9,238
NuScale Power Corp. Class A (a)(d)	811,016	7,080
Schneider Electric SA	224,300	55,958
Vertiv Holdings Co.	482,588	47,327
		678,276
Ground Transportation - 1.2%
Avis Budget Group, Inc. (d)	1,090,029	123,969
Bird Global, Inc.:
Stage 1 rights (a)(c)	5,332	0
Stage 2 rights (a)(c)	5,332	0
Stage 3 rights (a)(c)	5,332	0
Hertz Global Holdings, Inc. (a)(d)	115,297	503
Lyft, Inc. (a)	2,212,058	34,530
Old Dominion Freight Lines, Inc.	184,523	32,338
Uber Technologies, Inc. (a)	6,248,771	403,421
Union Pacific Corp.	516,160	120,172
		714,933
Industrial Conglomerates - 0.0%
Honeywell International, Inc.	91,045	18,408
Machinery - 0.4%
Caterpillar, Inc.	403,027	136,433
Deere & Co.	117,680	44,102
FANUC Corp.	344,000	9,629
Illinois Tool Works, Inc.	136,782	33,204
Ingersoll Rand, Inc.	182,572	16,988
Mitsubishi Heavy Industries Ltd.	1,691,900	14,800
		255,156
Passenger Airlines - 0.3%
Delta Air Lines, Inc.	1,339,715	68,352
Ryanair Holdings PLC sponsored ADR	22,530	2,741
Southwest Airlines Co.	1,757,533	47,172
United Airlines Holdings, Inc. (a)	1,096,342	58,095
Wheels Up Experience, Inc.:
rights (a)(c)	80,889	1
rights (a)(c)	80,889	0
rights (a)(c)	80,890	0
Wizz Air Holdings PLC (a)(f)	1,359,458	40,090
		216,451
Professional Services - 0.0%
LegalZoom.com, Inc. (a)	101,381	890
Paylocity Holding Corp. (a)	75,167	10,686
		11,576
TOTAL INDUSTRIALS		2,566,203
INFORMATION TECHNOLOGY - 47.2%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	620,842	184,794
Ciena Corp. (a)	2,840,524	136,828
Infinera Corp. (a)	10,711,067	61,267
		382,889
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (a)	157,935	9,012
TE Connectivity Ltd.	11,961	1,791
		10,803
IT Services - 1.1%
Accenture PLC Class A	288,084	81,323
Akamai Technologies, Inc. (a)	209,047	19,282
Cloudflare, Inc. (a)	3,597,118	243,489
IBM Corp.	539,709	90,050
Kyndryl Holdings, Inc. (a)	701,713	18,673
MongoDB, Inc. Class A (a)	106,064	25,037
Okta, Inc. (a)	468,953	41,587
Shopify, Inc. Class A (a)	2,015,054	119,252
Snowflake, Inc. (a)	301,991	41,125
Twilio, Inc. Class A (a)	43,771	2,512
X Holdings Corp. Class A (a)(b)(c)	90,280	2,627
		684,957
Semiconductors & Semiconductor Equipment - 21.6%
Advanced Micro Devices, Inc. (a)	2,214,676	369,629
Allegro MicroSystems LLC (a)	313,382	9,445
Applied Materials, Inc.	1,361,507	292,833
Arm Holdings Ltd. ADR (d)	270,874	32,646
ASML Holding NV (depository receipt)	70,618	67,818
Astera Labs, Inc.	606,900	39,169
Astera Labs, Inc. (o)	1,628,064	105,075
Broadcom, Inc.	210,129	279,167
Cirrus Logic, Inc. (a)	909,483	104,318
Enphase Energy, Inc. (a)	92,107	11,780
First Solar, Inc. (a)	647,489	175,962
GlobalFoundries, Inc. (a)	443,576	21,735
Impinj, Inc. (a)	468,292	76,645
Intel Corp.	780	24
KLA Corp.	171,232	130,056
Lam Research Corp.	57,240	53,373
Lattice Semiconductor Corp. (a)	207,770	15,425
Marvell Technology, Inc.	3,106,417	213,753
Micron Technology, Inc.	734,846	91,856
Monolithic Power Systems, Inc.	112,086	82,454
NVIDIA Corp.	9,690,350	10,623,821
ON Semiconductor Corp. (a)	751,213	54,869
Qualcomm, Inc.	453,632	92,564
Silicon Laboratories, Inc. (a)	1,535,382	193,719
SiTime Corp. (a)	668,872	81,482
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	541,555	81,796
Teradyne, Inc.	316,743	44,642
Texas Instruments, Inc.	415,932	81,111
Wolfspeed, Inc. (a)(d)	361,002	9,278
Xsight Labs Ltd. warrants 1/11/34 (a)(b)(c)	60,209	111
		13,436,556
Software - 13.2%
Adobe, Inc. (a)	724,393	322,181
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	1,007,060	1,903
Atlassian Corp. PLC Class A, (a)	23,184	3,637
Autodesk, Inc. (a)	376,152	75,832
Bill Holdings, Inc. (a)	98,030	5,102
Clear Secure, Inc.	2,318	39
Confluent, Inc. (a)	2,536,907	65,883
CoreWeave, Inc. (c)	102,051	79,503
Crowdstrike Holdings, Inc. (a)	518,152	162,529
Datadog, Inc. Class A (a)	312,155	34,393
DocuSign, Inc. (a)	221,548	12,128
Elastic NV (a)	198,886	20,694
Figma, Inc. (b)(c)	338,578	7,853
Freshworks, Inc. (a)	684,679	8,819
HubSpot, Inc. (a)	212,231	129,684
Intuit, Inc.	281,938	162,520
Microsoft Corp.	10,940,747	4,541,832
Nutanix, Inc. Class A (a)	12,141,050	671,582
Oracle Corp.	3,173,023	371,847
Palantir Technologies, Inc. (a)	1,556,262	33,740
Palo Alto Networks, Inc. (a)	197,631	58,283
Pine Labs Private Ltd. (a)(b)(c)	4,120	1,264
PTC, Inc. (a)	22,268	3,925
RingCentral, Inc. (a)	129,670	4,435
Rubrik, Inc.	151,530	4,619
Salesforce, Inc.	3,622,431	849,243
Samsara, Inc. (a)	417,984	14,182
SentinelOne, Inc. (a)	236,552	3,981
ServiceNow, Inc. (a)	470,510	309,092
Stripe, Inc. Class B (a)(b)(c)	205,500	5,343
Synopsys, Inc. (a)	31,543	17,689
UiPath, Inc. Class A (a)	4,832,236	59,243
Workday, Inc. Class A (a)	214,003	45,251
Zoom Video Communications, Inc. Class A (a)	805,117	49,386
Zscaler, Inc. (a)	296,643	50,417
		8,188,054
Technology Hardware, Storage & Peripherals - 10.7%
Apple, Inc.	29,685,449	5,707,028
Dell Technologies, Inc.	15,337	2,140
Pure Storage, Inc. Class A (a)	14,866,294	896,289
Samsung Electronics Co. Ltd.	360,225	19,110
Seagate Technology Holdings PLC	240,928	22,464
Super Micro Computer, Inc. (a)	17,699	13,885
		6,660,916
TOTAL INFORMATION TECHNOLOGY		29,364,175
MATERIALS - 0.5%
Chemicals - 0.1%
Albemarle Corp. (d)	116,343	14,262
Corteva, Inc.	1,006,583	56,308
Farmers Business Network, Inc. (a)(c)	158,470	344
Farmers Business Network, Inc. warrants 9/27/33 (a)(b)(c)	739,310	1,597
		72,511
Containers & Packaging - 0.0%
Ball Corp.	65,119	4,521
Metals & Mining - 0.4%
Barrick Gold Corp. (Canada)	1,135,061	19,363
Freeport-McMoRan, Inc.	4,143,991	218,513
		237,876
TOTAL MATERIALS		314,908
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	215,607	42,203
Equinix, Inc.	14,634	11,165
		53,368
TOTAL COMMON STOCKS (Cost $20,989,704)		60,948,981

Preferred Stocks - 1.9%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.8%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	403,450	95,795

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	154,174	68
Series C(a)(b)(c)	606,658	443
Series D(a)(b)(c)	1,071,300	1,136
		1,647
Broadline Retail - 0.0%
Meesho:
Series E1(b)(c)	22,612	1,271
Series F(a)(b)(c)	309,354	17,686
		18,957
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	7,000	1,858
MOD Super Fast Pizza Holdings LLC:
Series 3(a)(b)(c)(e)	56,343	5,551
Series 4(a)(b)(c)(e)	5,142	557
Series 5(a)(b)(c)(e)	20,652	3,925
		11,891
Textiles, Apparel & Luxury Goods - 0.1%
Canva, Inc.:
Series A(b)(c)	3,369	3,594
Series A2(b)(c)	611	652
Freenome, Inc.:
Series C(a)(b)(c)	900,884	4,955
Series D(a)(b)(c)	502,404	2,949
Laronde, Inc. Series B (a)(b)(c)	344,496	9,646
		21,796
TOTAL CONSUMER DISCRETIONARY		54,291

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	125,688	4,272
Series H(a)(b)(c)	104,311	4,514
		8,786
Food Products - 0.0%
AgBiome LLC:
Series C(a)(b)(c)	1,060,308	0
Series D(a)(b)(c)	852,431	145
		145
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(b)(c)	22,033	24

TOTAL CONSUMER STAPLES		8,955

FINANCIALS - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)	372,100	4,875
Kartos Therapeutics, Inc. Series C (b)(c)	1,226,990	7,411
Paragon Biosciences Emalex Capital, Inc.:
Series B(a)(b)(c)	416,094	4,868
Series C(a)(b)(c)	559,977	6,630
Series D1(a)(b)(c)	754,242	8,960
Series D2(a)(b)(c)	138,091	1,559
Saluda Medical, Inc.:
Series D(a)(b)(c)	581,414	5,204
Series E(a)(b)(c)	799,565	5,573
Tenstorrent Holdings, Inc. Series C1 (b)(c)	178,216	11,178
		56,258
HEALTH CARE - 0.6%
Biotechnology - 0.5%
Altos Labs, Inc.:
Series B(a)(b)(c)	485,428	12,145
Series C(b)(c)	108,056	2,704
Ankyra Therapeutics Series B (a)(b)(c)	1,356,730	5,983
Asimov, Inc. Series B (a)(b)(c)	82,174	3,687
Bright Peak Therapeutics, Inc.:
Series B(a)(b)(c)	1,272,915	2,075
Series C(b)(c)	2,299,209	2,598
Caris Life Sciences, Inc. Series D (a)(b)(c)	1,235,035	3,199
Castle Creek Biosciences, Inc.:
Series B(a)(b)(c)	16,803	3,289
Series C(a)(b)(c)	13,100	3,043
Series D1(a)(b)(c)	19,720	4,148
Series D2(a)(b)(c)	6,341	1,187
Cellanome, Inc. Series B (b)(c)	1,040,007	7,769
City Therapeutics, Inc. Series A (b)(c)	800,961	8,034
Cleerly, Inc. Series C (a)(b)(c)	983,054	10,568
Deep Genomics, Inc. Series C (a)(b)(c)	682,293	7,464
Element Biosciences, Inc.:
Series B(a)(b)(c)	1,096,312	8,376
Series C(a)(b)(c)	480,109	4,350
ElevateBio LLC Series C (a)(b)(c)	1,534,100	4,694
Fog Pharmaceuticals, Inc.:
Series D(a)(b)(c)	883,504	5,398
Series E(b)(c)	491,048	3,069
Generate Biomedicines:
Series B(a)(b)(c)	820,747	9,726
Series C(b)(c)	265,648	3,148
Genesis Therapeutics, Inc. Series B (b)(c)	1,654,854	9,234
Inscripta, Inc.:
Series D(a)(b)(c)	1,690,173	4,006
Series E(a)(b)(c)	1,086,476	3,259
Intarcia Therapeutics, Inc.:
Series CC(a)(b)(c)	1,051,411	0
Series DD(a)(b)(c)	1,543,687	0
LifeMine Therapeutics, Inc. Series C (a)(b)(c)	7,794,524	15,433
National Resilience, Inc.:
Series B(a)(b)(c)	1,277,345	49,344
Series C(a)(b)(c)	379,000	14,641
Odyssey Therapeutics, Inc.:
Series B(a)(b)(c)	1,298,749	8,156
Series C(b)(c)	990,319	5,566
Quell Therapeutics Ltd. Series B (a)(b)(c)	3,870,630	7,819
Rapport Therapeutics, Inc. Series B (b)(c)	4,419,398	8,706
SalioGen Therapeutics, Inc. Series B (a)(b)(c)	51,683	3,456
Sonoma Biotherapeutics, Inc.:
Series B(a)(b)(c)	2,497,760	7,169
Series B1(a)(b)(c)	1,332,116	4,303
T-Knife Therapeutics, Inc. Series B (a)(b)(c)	995,165	3,652
Treeline Biosciences:
Series A(a)(b)(c)	1,347,260	11,048
Series A1(a)(b)(c)	464,216	3,895
		276,341
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(b)(c)	927,374	38,291
Kardium, Inc. Series D6 (a)(b)(c)	5,899,008	4,011
Medical Microinstruments, Inc. Series C (b)(c)	212,985	6,965
		49,267
Health Care Providers & Services - 0.0%
Conformal Medical, Inc.:
Series C(a)(b)(c)	1,067,180	4,045
Series D(b)(c)	82,803	368
Scorpion Therapeutics, Inc. Series B (a)(b)(c)	1,325,354	3,075
		7,488
Health Care Technology - 0.0%
Aledade, Inc.:
Series B1(a)(b)(c)	101,470	3,998
Series E1(a)(b)(c)	66,006	2,601
DNA Script:
Series B(a)(b)(c)	22	2
Series C(a)(b)(c)	10,882	3,922
Omada Health, Inc. Series E (a)(b)(c)	2,558,060	10,309
PrognomIQ, Inc.:
Series A5(a)(b)(c)	372,687	626
Series B(a)(b)(c)	1,111,446	2,601
Series C(a)(b)(c)	290,995	774
Wugen, Inc. Series B (a)(b)(c)	493,529	1,895
		26,728
Pharmaceuticals - 0.0%
Agomab Therapeutics SA Series C (b)(c)	36,687	9,154
Galvanize Therapeutics Series B (a)(b)(c)	4,342,265	3,691
Mirador Therapeutics, Inc. Series A (b)(c)	2,678,245	8,035
		20,880
TOTAL HEALTH CARE		380,704

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Space Exploration Technologies Corp. Series G (a)(b)(c)	216,276	209,788

Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A(a)(b)(c)	54,111	5,976
Series B, 6.00%(a)(b)(c)	71,156	8,848
		14,824
TOTAL INDUSTRIALS		224,612

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Enevate Corp. Series E (a)(b)(c)	4,067,736	3,010
Menlo Micro, Inc. Series C (a)(b)(c)	4,423,488	3,096
VAST Data Ltd.:
Series A(b)(c)	318,221	5,728
Series A1(b)(c)	783,248	14,098
Series A2(b)(c)	900,985	16,218
Series B(b)(c)	716,925	12,905
Series C(b)(c)	20,899	376
Series E(b)(c)	685,070	12,331
		67,762
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (a)(b)(c)	190,608	3,511
Retym, Inc. Series C (b)(c)	666,292	5,723
Sima Technologies, Inc.:
Series B(a)(b)(c)	1,596,216	10,711
Series B1(a)(b)(c)	106,922	822
Xsight Labs Ltd.:
Series D(a)(b)(c)	787,863	4,050
Series D1(b)(c)	200,698	1,483
		26,300
Software - 0.2%
Anthropic PBC Series D (b)(c)	235,150	7,056
ASAPP, Inc. Series D (b)(c)	1,755,238	3,949
Bolt Technology OU Series E (a)(b)(c)	72,621	9,638
CoreWeave, Inc. Series C (b)(c)	9,117	7,103
Databricks, Inc.:
Series G(a)(b)(c)	250,296	19,681
Series H(a)(b)(c)	273,171	21,479
Dataminr, Inc. Series D (a)(b)(c)	1,773,901	19,903
Evozyne, Inc.:
Series A(a)(b)(c)	444,700	7,418
Series B(b)(c)	247,942	4,200
Skyryse, Inc. Series B (a)(b)(c)	568,445	11,562
Stripe, Inc. Series H (a)(b)(c)	88,200	2,293
xAI Corp. Series B (b)(c)	2,143,337	25,656
		139,938
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc.:
Series C(b)(c)	407,933	9,085
Series C2(b)(c)	64,075	1,683
		10,768
TOTAL INFORMATION TECHNOLOGY		244,768

MATERIALS - 0.1%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (a)(b)(c)	28,363	62

Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	1,704,625	38,047

TOTAL MATERIALS		38,109

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials:
Series C(a)(b)(c)	80,057	2,856
Series D(b)(c)	18,751	669
		3,525
TOTAL CONVERTIBLE PREFERRED STOCKS		1,107,017
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (a)(b)(c)	17,893,728	558
Waymo LLC Series A2 (a)(b)(c)	44,767	2,693
		3,251
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(b)(c)	604,608	18,090

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences, Inc. Series A4 (a)(b)(c)	46,864	9,506

Pharmaceuticals - 0.0%
Faraday Pharmaceuticals, Inc. Series B (a)(b)(c)	641,437	770

TOTAL HEALTH CARE		10,276

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Pine Labs Private Ltd.:
Series 1(a)(b)(c)	9,846	3,020
Series A(a)(b)(c)	2,460	755
Series B(a)(b)(c)	2,677	821
Series B2(a)(b)(c)	2,165	664
Series C(a)(b)(c)	4,028	1,236
Series C1(a)(b)(c)	848	260
Series D(a)(b)(c)	907	278
		7,034
TOTAL NONCONVERTIBLE PREFERRED STOCKS		38,651
TOTAL PREFERRED STOCKS (Cost $1,093,952)		1,145,668

Corporate Bonds - 0.0%
	Principal Amount (i) (000s)	Value ($) (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27(b)(c)	3,596	4,644
4% 6/12/27(b)(c)	743	959
6.5% 10/29/26(b)(c)(j)	8,363	8,908
		14,511
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/27 (b)(c)	2,719	2,788

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Evozyne, Inc. 6% 9/13/28 pay-in-kind (b)(c)	3,971	4,293

MATERIALS - 0.0%
Chemicals - 0.0%
Farmers Business Network, Inc. 15% 9/28/25 (b)(c)	739	980

TOTAL CONVERTIBLE BONDS		22,572
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (b)(c)	945	945

TOTAL CORPORATE BONDS (Cost $21,076)		23,517

Preferred Securities - 0.0%
	Principal Amount (i) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c)	986	1,792
FINANCIALS - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings, Inc. 5% 11/6/25 (b)(c)	3,060	3,469
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% (b)(c)(k)	13,682	0
Health Care Equipment & Supplies - 0.0%
Kardium, Inc.:
0% (b)(c)(l)	8,368	5,598
10% 12/31/26 (b)(c)	6,697	6,699
		12,297
TOTAL HEALTH CARE		12,297
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (b)(c)(l)	212	232
Semiconductors & Semiconductor Equipment - 0.0%
Sima Technologies, Inc. 10% 12/31/27 (b)(c)	1,549	1,591
TOTAL INFORMATION TECHNOLOGY		1,823
TOTAL PREFERRED SECURITIES (Cost $34,554)		19,381

Money Market Funds - 1.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (m)	59,681,393	59,693
Fidelity Securities Lending Cash Central Fund 5.39% (m)(n)	690,683,016	690,752
TOTAL MONEY MARKET FUNDS (Cost $750,441)		750,445

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $22,889,727)	62,887,992
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(677,215)
NET ASSETS - 100.0%	62,210,777

Any values shown as $0 in the Consolidated Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,799,020,000 or 2.9% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $103,047,000 or 0.2% of net assets.

(g)	Affiliated company
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Amount is stated in United States dollars unless otherwise noted.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Non-income producing - Security is in default.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.
(o)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $138,205 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Adimab LLC	9/17/14 - 6/05/15	35,731

Adimab LLC	9/17/14 - 6/05/15	12,138

AgBiome LLC Series C	6/29/18	6,716

AgBiome LLC Series D	9/03/21	5,053

Agomab Therapeutics SA warrants 10/10/33	10/03/23	0

Agomab Therapeutics SA Series C	10/03/23	8,010

Akeana Series C	1/23/24	4,748

Aledade, Inc. Series B1	5/07/21	3,885

Aledade, Inc. Series E1	5/20/22	3,288

Alif Semiconductor Series C	3/08/22	3,869

Altos Labs, Inc. Series B	7/22/22	9,295

Altos Labs, Inc. Series C	3/15/24	2,704

Ankyra Therapeutics Series B	8/26/21	7,641

Ant International Co. Ltd. Class C	5/16/18	6,690

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	945

Anthropic PBC Series D	5/31/24	7,056

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series D	8/29/23	6,778

Asimov, Inc. Series B	10/29/21	7,616

AVROBIO, Inc.	1/30/24	5,351

Beta Technologies, Inc. Series A	4/09/21	3,965

Beta Technologies, Inc. Series B, 6.00%	4/04/22	7,341

Blink Health LLC Series A1	12/30/20	4,699

Blink Health LLC Series C	11/07/19 - 7/14/21	35,403

Bolt Technology OU Series E	1/03/22	18,867

Bowery Farming, Inc. warrants	10/25/23	0

Bright Peak Therapeutics, Inc. Series B	5/14/21	4,972

Bright Peak Therapeutics, Inc. Series C	5/07/24	2,606

ByteDance Ltd. Series E1	11/18/20	44,208

Canva, Inc. Class A	3/18/24	4,879

Canva, Inc. Series A	9/22/23	3,594

Canva, Inc. Series A2	9/22/23	652

Caris Life Sciences, Inc.	10/06/22	5,190

Caris Life Sciences, Inc. Series D	5/11/21	10,004

Castle Creek Biosciences, Inc. Series A4	9/29/16	15,506

Castle Creek Biosciences, Inc. Series B	10/09/18	6,920

Castle Creek Biosciences, Inc. Series C	12/09/19	5,395

Castle Creek Biosciences, Inc. Series D1	4/19/22	4,240

Castle Creek Biosciences, Inc. Series D2	6/28/21	1,087

Cellanome, Inc. Series B	1/08/24	7,790

Circle Internet Financial Ltd. Series E	5/11/21	9,813

City Therapeutics, Inc. Series A	4/17/24	8,033

Cleerly, Inc. Series C	7/08/22	11,581

Conformal Medical, Inc. Series C	7/24/20	3,913

Conformal Medical, Inc. Series D	5/26/23	421

CoreWeave, Inc. Series C	5/17/24	7,103

Cyclerion Therapeutics, Inc.	4/02/19	8,052

Databricks, Inc. Series G	2/01/21	14,798

Databricks, Inc. Series H	8/31/21	20,074

Dataminr, Inc. Series D	2/18/15 - 3/06/15	22,617

Deep Genomics, Inc. Series C	7/21/21	9,894

Diamond Foundry, Inc. Series C	3/15/21	40,911

Discord, Inc. Series I	9/15/21	3,854

DNA Script	12/17/21	1,788

DNA Script Series B	12/17/21	18

DNA Script Series C	10/01/21	9,466

Dragonfly Therapeutics, Inc.	12/19/19	12,746

Element Biosciences, Inc. Series B	12/13/19	5,745

Element Biosciences, Inc. Series C	6/21/21	9,869

ElevateBio LLC Series C	3/09/21	6,436

Enevate Corp. Series E	1/29/21	4,510

Enevate Corp. 6%	11/02/23	212

Epic Games, Inc.	7/13/20 - 7/30/20	29,786

Evozyne, Inc. Series A	4/09/21	9,992

Evozyne, Inc. Series B	9/14/23	3,841

Evozyne, Inc. 6% 9/13/28 pay-in-kind	9/14/23 - 3/13/24	3,972

Fanatics, Inc. Class A	8/13/20 - 10/24/22	21,636

Faraday Pharmaceuticals, Inc. Series B	12/30/19	843

Farmers Business Network, Inc. warrants 9/27/33	9/29/23	0

Farmers Business Network, Inc. Series G	9/15/21	1,763

Farmers Business Network, Inc. 15% 9/28/25	9/29/23	739

Figma, Inc.	5/15/24	7,853

Fog Pharmaceuticals, Inc. Series D	11/17/22	9,509

Fog Pharmaceuticals, Inc. Series E	2/29/24	3,058

Freenome, Inc. Series C	8/14/20	5,958

Freenome, Inc. Series D	11/22/21	3,789

Galvanize Therapeutics Series B	3/29/22	7,518

Galvanize Therapeutics 6% 2/28/27	2/28/24	2,719

Generate Biomedicines Series B	11/02/21	9,726

Generate Biomedicines Series C	6/05/23	3,148

Genesis Therapeutics, Inc. Series B	8/10/23	8,452

GoBrands, Inc. Series G	3/02/21	31,386

GoBrands, Inc. Series H	7/22/21	40,524

Inscripta, Inc. Series D	11/13/20	7,724

Inscripta, Inc. Series E	3/30/21	9,594

Intarcia Therapeutics, Inc. Series CC	11/14/12	14,331

Intarcia Therapeutics, Inc. Series DD	3/17/14	50,000

Intarcia Therapeutics, Inc. 6%	2/26/19	13,682

JUUL Labs, Inc. Class A	7/06/18	1,299

JUUL Labs, Inc. Series E	7/06/18	650

Kardium, Inc. Series D6	12/30/20	5,992

Kardium, Inc. 0%	12/30/20	8,368

Kardium, Inc. 10% 12/31/26	5/31/24	6,697

Kartos Therapeutics, Inc. Series C	8/22/23	6,936

Korro Bio, Inc.	7/14/23	3,315

Laronde, Inc. Series B	8/13/21	9,646

Lexicon Pharmaceuticals, Inc.	3/11/24	13,065

LifeMine Therapeutics, Inc. Series C	2/15/22	15,874

Lightmatter, Inc. Series C	5/19/23	6,713

Lightmatter, Inc. Series C2	12/18/23	1,666

Medical Microinstruments, Inc. warrants 2/16/31	2/16/24	0

Medical Microinstruments, Inc. Series C	2/16/24	7,100

Meesho Series E1	4/18/24	1,266

Meesho Series F	9/21/21	23,719

Menlo Micro, Inc. Series C	2/09/22	5,863

Mirador Therapeutics, Inc. Series A	3/19/24	8,035

MOD Super Fast Pizza Holdings LLC Series 3	11/03/16	7,719

MOD Super Fast Pizza Holdings LLC Series 4	12/14/17	720

MOD Super Fast Pizza Holdings LLC Series 5	5/15/19	2,943

National Resilience, Inc. Series B	12/01/20	17,449

National Resilience, Inc. Series C	6/28/21	16,831

Neutron Holdings, Inc.	2/04/21	15

Neutron Holdings, Inc. Series 1D	1/25/19	4,339

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	3,596

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	743

Neutron Holdings, Inc. 6.5% 10/29/26	10/29/21 - 4/29/24	8,363

Odyssey Therapeutics, Inc. Series B	9/30/22	8,203

Odyssey Therapeutics, Inc. Series C	10/25/23	4,952

Omada Health, Inc. Series E	12/22/21	15,336

Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	4,240

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	5,992

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	8,168

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	1,190

Pine Labs Private Ltd.	6/30/21	1,536

Pine Labs Private Ltd. Series 1	6/30/21	3,671

Pine Labs Private Ltd. Series A	6/30/21	917

Pine Labs Private Ltd. Series B	6/30/21	998

Pine Labs Private Ltd. Series B2	6/30/21	807

Pine Labs Private Ltd. Series C	6/30/21	1,502

Pine Labs Private Ltd. Series C1	6/30/21	316

Pine Labs Private Ltd. Series D	6/30/21	338

PrognomIQ, Inc. Series A5	8/20/20	225

PrognomIQ, Inc. Series B	9/11/20	2,540

PrognomIQ, Inc. Series C	2/16/22	890

Quell Therapeutics Ltd. Series B	11/24/21	7,315

Rad Power Bikes, Inc.	1/21/21	5,705

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	744

Rad Power Bikes, Inc. Series C	1/21/21	2,926

Rad Power Bikes, Inc. Series D	9/17/21	10,267

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	986

Rapport Therapeutics, Inc. Series B	8/11/23	7,413

Redwood Materials Series C	5/28/21	3,795

Redwood Materials Series D	6/02/23	895

Retym, Inc. Series C	5/17/23 - 6/20/23	5,185

SalioGen Therapeutics, Inc. Series B	12/10/21	5,471

Saluda Medical, Inc. warrants 1/20/27	1/20/22	0

Saluda Medical, Inc. Series D	1/20/22	7,416

Saluda Medical, Inc. Series E	4/06/23	6,456

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	3,207

Sima Technologies, Inc. Series B	5/10/21	8,184

Sima Technologies, Inc. Series B1	4/25/22	758

Sima Technologies, Inc. 10% 12/31/27	4/08/24	1,549

Skyhawk Therapeutics, Inc.	5/21/21	9,904

Skyryse, Inc. Series B	10/21/21	14,029

Sonoma Biotherapeutics, Inc. Series B	7/26/21	4,936

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,949

Space Exploration Technologies Corp. Class A	10/16/15	28,974

Space Exploration Technologies Corp. Series G	1/20/15	16,753

Stripe, Inc. Class B	5/18/21	8,246

Stripe, Inc. Series H	3/15/21	3,539

T-Knife Therapeutics, Inc. Series B	6/30/21	5,741

Tango Therapeutics, Inc.	8/09/23	2,800

Tenstorrent Holdings, Inc. Series C1	4/23/21	10,596

Tenstorrent Holdings, Inc. 5% 11/6/25	11/06/23	3,060

The Beauty Health Co.	12/08/20	28,847

The Oncology Institute, Inc.	6/28/21	18,151

Tory Burch LLC Class A	5/14/15	67,653

Tory Burch LLC Class B	12/31/12	17,505

Treeline Biosciences Series A	7/30/21 - 10/27/22	10,545

Treeline Biosciences Series A1	10/27/22	3,997

VAST Data Ltd. Series A	11/28/23	3,500

VAST Data Ltd. Series A1	11/28/23	8,616

VAST Data Ltd. Series A2	11/28/23	9,911

VAST Data Ltd. Series B	11/28/23	7,886

VAST Data Ltd. Series C	11/28/23	230

VAST Data Ltd. Series E	11/28/23	15,072

Waymo LLC Series A2	5/08/20	3,844

Wugen, Inc. Series B	7/09/21	3,827

X Holdings Corp. Class A	10/27/21	8,414

xAI Corp. Series B	5/13/24	25,656

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	6,300

Xsight Labs Ltd. Series D1	1/11/24	1,605

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	735	1,598,767	1,539,806	2,433	(3)	-	59,693	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	682,440	1,116,540	1,108,228	2,679	-	-	690,752	2.8%
Total	683,175	2,715,307	2,648,034	5,112	(3)	-	750,445

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Nutanix, Inc. Class A	525,353	14,488	18,824	-	11,136	139,429	-
Presbia PLC	-	-	-	-	-	-	-
The Beauty Health Co.	7,385	-	-	-	-	(1,010)	6,375
The Beauty Health Co. Class A	5,008	7,208	1,903	-	(8,824)	7,004	8,493
Total	537,746	21,696	20,727	-	2,312	145,423	14,868

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	6,974,881	6,848,006	-	126,875
Consumer Discretionary	10,357,285	10,137,201	55,928	164,156
Consumer Staples	1,730,070	1,721,063	-	9,007
Energy	312,723	312,723	-	-
Financials	1,986,288	1,889,434	19,276	77,578
Health Care	7,916,700	7,194,177	221,163	501,360
Industrials	2,790,815	2,129,938	120,477	540,400
Information Technology	29,615,977	29,246,461	19,110	350,406
Materials	353,017	312,967	-	40,050
Real Estate	53,368	53,368	-	-
Utilities	3,525	-	-	3,525

Corporate Bonds	23,517	-	-	23,517

Preferred Securities	19,381	-	-	19,381

Money Market Funds	750,445	750,445	-	-
Total Investments in Securities:	62,887,992	60,595,783	435,954	1,856,255

Net Unrealized Appreciation on Unfunded Commitments	19	-	-	19
Total	19	-	-	19
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$1,730,780
Net Realized Gain (Loss) on Investment Securities	27,046
Net Unrealized Gain (Loss) on Investment Securities	66,850
Cost of Purchases	117,946
Proceeds of Sales	(30,144)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(56,223)
Ending Balance	$1,856,255
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2024	$66,839

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $671,458) - See accompanying schedule:
Unaffiliated issuers (cost $22,088,781)	$62,122,679
Fidelity Central Funds (cost $750,441)	750,445
Other affiliated issuers (cost $50,505)	14,868

Total Investment in Securities (cost $22,889,727)		$62,887,992
Cash		288
Restricted cash		5,923
Foreign currency held at value (cost $341)		341
Receivable for investments sold		56,942
Unrealized appreciation on unfunded commitments		19
Receivable for fund shares sold		14,019
Dividends receivable		28,000
Interest receivable		926
Distributions receivable from Fidelity Central Funds		894
Prepaid expenses		8
Other receivables		1,815
Total assets		62,997,167
Liabilities
Payable for investments purchased
Regular delivery	$33,134
Delayed delivery	5,351
Payable for fund shares redeemed	19,906
Accrued management fee	28,270
Other payables and accrued expenses	9,034
Collateral on securities loaned	690,695
Total liabilities		786,390
Commitments and contingent liabilities (see Commitments note)
Net Assets		$62,210,777
Net Assets consist of:
Paid in capital		$17,602,404
Total accumulated earnings (loss)		44,608,373
Net Assets		$62,210,777

Net Asset Value and Maximum Offering Price
Growth Company :
Net Asset Value, offering price and redemption price per share ($53,763,377 ÷ 1,421,034 shares)		$37.83
Class K :
Net Asset Value, offering price and redemption price per share ($8,447,400 ÷ 222,005 shares)		$38.05
Consolidated Statement of Operations
Amounts in thousands		Six months ended May 31, 2024 (Unaudited)
Investment Income
Dividends		$139,081
Interest		552
Income from Fidelity Central Funds (including $2,679 from security lending)		5,112
Total income		144,745
Expenses
Management fee
Basic fee	$160,473
Performance adjustment	(29,705)
Transfer agent fees	13,318
Accounting fees	604
Custodian fees and expenses	352
Independent trustees' fees and expenses	124
Registration fees	130
Audit	127
Legal	22
Interest	8
Miscellaneous	317
Total expenses before reductions	145,770
Expense reductions	(2,469)
Total expenses after reductions		143,301
Net Investment income (loss)		1,444
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,599,951
Redemptions in-kind	1,251,343
Fidelity Central Funds	(3)
Other affiliated issuers	2,312
Foreign currency transactions	(17)
Total net realized gain (loss)		4,853,586
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $2,414)	7,863,081
Affiliated issuers	145,423
Unfunded commitments	19
Assets and liabilities in foreign currencies	(15)
Total change in net unrealized appreciation (depreciation)		8,008,508
Net gain (loss)		12,862,094
Net increase (decrease) in net assets resulting from operations		$12,863,538
Consolidated Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,444	$(93,743)
Net realized gain (loss)	4,853,586	3,070,821
Change in net unrealized appreciation (depreciation)	8,008,508	7,838,995
Net increase (decrease) in net assets resulting from operations	12,863,538	10,816,073
Distributions to shareholders	(1,985,138)	(2,600,954)

Share transactions - net increase (decrease)	362,610	78,916
Total increase (decrease) in net assets	11,241,010	8,294,035

Net Assets
Beginning of period	50,969,767	42,675,732
End of period	$62,210,777	$50,969,767

Consolidated Financial Highlights
Fidelity® Growth Company Fund

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$31.27	$26.47	$41.75	$34.49	$21.54	$18.79
Income from Investment Operations
Net investment income (loss) A,B	- C	(.06)	(.09)	(.14) D	(.10)	(.04)
Net realized and unrealized gain (loss)	7.78	6.48	(11.30)	10.31	13.87	3.81
Total from investment operations	7.78	6.42	(11.39)	10.17	13.77	3.77
Distributions from net realized gain	(1.22)	(1.62)	(3.89)	(2.91)	(.82)	(1.02)
Total distributions	(1.22)	(1.62)	(3.89)	(2.91)	(.82)	(1.02)
Net asset value, end of period	$37.83	$31.27	$26.47	$41.75	$34.49	$21.54
Total Return E,F	25.60%	26.74%	(29.90)%	31.76%	66.23%	22.05%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.52% I	.72%	.86%	.79%	.83%	.83%
Expenses net of fee waivers, if any	.51 % I	.71%	.86%	.79%	.83%	.83%
Expenses net of all reductions	.51% I	.71%	.86%	.79%	.83%	.83%
Net investment income (loss)	(.01)% I	(.22)%	(.32)%	(.38)% D	(.41)%	(.20)%
Supplemental Data
Net assets, end of period (in millions)	$53,763	$43,116	$34,900	$53,845	$43,533	$28,861
Portfolio turnover rate J,K	18 % I	12%	14%	16%	18%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.43)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Growth Company Fund Class K

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$31.43	$26.59	$41.89	$34.57	$21.57	$18.80
Income from Investment Operations
Net investment income (loss) A,B	.01	(.04)	(.07)	(.12) C	(.08)	(.02)
Net realized and unrealized gain (loss)	7.83	6.50	(11.34)	10.35	13.90	3.81
Total from investment operations	7.84	6.46	(11.41)	10.23	13.82	3.79
Distributions from net realized gain	(1.22)	(1.62)	(3.89)	(2.91)	(.82)	(1.02)
Total distributions	(1.22)	(1.62)	(3.89)	(2.91)	(.82)	(1.02)
Net asset value, end of period	$38.05	$31.43	$26.59	$41.89	$34.57	$21.57
Total Return D,E	25.67%	26.77%	(29.85)%	31.87%	66.37%	22.15%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.44% H	.65%	.79%	.73%	.75%	.75%
Expenses net of fee waivers, if any	.44 % H	.65%	.79%	.72%	.75%	.75%
Expenses net of all reductions	.44% H	.65%	.79%	.72%	.75%	.75%
Net investment income (loss)	.07% H	(.15)%	(.26)%	(.32)% C	(.33)%	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$8,447	$7,854	$7,776	$15,994	$18,449	$14,772
Portfolio turnover rate I,J	18 % H	12%	14%	16%	18%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.37)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended May 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Growth Company Fund (the Fund) is a non-diversified fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$1,813,357	Recovery value	Recovery value	$0.00 - $0.21 / $0.01	Increase
		Market approach	Transaction price	$1.00 - $226.24 / $33.17	Increase
			Discount rate	5.0% - 70.0% / 31.0%	Decrease
			Premium rate	10.0% - 65.0% / 20.9%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 50.0 / 7.9	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	7.0 - 21.3 / 17.7	Increase
		Discounted cash flow	Discount rate	4.9% - 13.0% / 11.1%	Decrease
			Probability rate	6.0% - 70.0% / 36.6%	Increase
			Term	0.6 - 7.8 / 2.5	Increase
		Book value	Book value multiple	1.7	Increase
		Black scholes	Discount rate	4.1% - 5.2% / 4.7%	Increase
			Volatility	45.0% - 100.0% / 74.8%	Increase
			Term	1.0 - 5.0 / 3.0	Increase
Corporate Bonds	$23,517	Market approach	Transaction price	$100.00	Increase
			Discount rate	19.8%	Decrease
			Probability rate	10.0% - 70.0% / 33.3%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5 - 7.0 / 2.7	Increase
			Discount rate	25.0% - 29.2% / 28.2%	Decrease
			Probability rate	0.0% - 75.0% / 27.6%	Increase
		Discounted cash flow	Discount rate	3.3%	Decrease
		Black scholes	Discount rate	4.8% - 5.3% / 5.1%	Increase
			Volatility	55.0% - 75.0% / 70.2%	Increase
			Term	0.8 - 2.3 / 1.3	Increase
Preferred Securities	$19,381	Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	20.0% - 37.9% / 25.2%	Decrease
			Probability rate	0.0% - 60.0% / 34.3%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	1.7	Increase
		Black scholes	Discount rate	4.7% - 5.5% / 5.0%	Increase
			Volatility	50.0% - 100.0% / 66.7%	Increase
			Term	0.3 - 3.0 / 1.9	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Growth Company Fund	$1,785

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$42,605,736
Gross unrealized depreciation	(2,732,319)
Net unrealized appreciation (depreciation)	$39,873,417
Tax cost	$23,014,575

The Fund elected to defer to its next fiscal year approximately $73,308 of ordinary losses recognized during the period January 1, 2023 to November 30, 2023.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Consolidated Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Consolidated Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Growth Company Fund	JUUL Labs, Inc. Class A	7,863	19

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Growth Company Fund	143,207.23

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Company Fund	5,118,526	5,200,979

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Growth Company Fund	45,314	1,251,343	1,556,058

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Growth Company Fund	51,579	915,351	1,347,973

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Growth Company	.60
Class K	.54

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Growth Company	.60
Class K	.54

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Growth Company Fund	Russell 3000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Growth Company. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was (.10)%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Growth Company	.1049

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC received an asset-based fee of Class K's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Growth Company	12,464.11
Class K	854.04
	13,318

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Growth Company Fund	.0044

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Growth Company Fund	-A

A Amount represents less than .005%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Growth Company Fund	96

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Growth Company Fund	Borrower	24,956	5.57%	8

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Growth Company Fund	546,378	177,960	100,902
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount ($)
Fidelity Growth Company Fund	51

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Growth Company Fund	290	104	10,601

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $12.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,457.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Growth Company Fund
Distributions to shareholders
Growth Company	$1,684,599	$2,142,375
Class K	300,539	458,579
Total	$1,985,138	$2,600,954
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2024	Year ended November 30, 2023	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Growth Company Fund
Growth Company
Shares sold	67,747	121,673	$2,345,972	$3,350,704
Reinvestment of distributions	48,618	88,689	1,556,253	1,971,548
Shares redeemed	(74,071)	(149,856)	(2,554,980)	(4,055,528)
Net increase (decrease)	42,294	60,506	$1,347,245	$1,266,724
Class K
Shares sold	15,687	36,096	$546,819	$998,876
Reinvestment of distributions	9,329	20,509	300,214	458,166
Shares redeemed	(52,904)	(99,174)	(1,831,668)	(2,644,850)
Net increase (decrease)	(27,888)	(42,569)	$(984,635)	$(1,187,808)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity Growth Company Fund	20%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Growth Company Fund	26%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Growth Company Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Growth Company Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.704741.126
GCF-SANN-0724
Fidelity® New Millennium Fund®

Semi-Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® New Millennium Fund®
Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 9.3%
Entertainment - 3.4%
Capcom Co. Ltd.	417,000	7,690
Netflix, Inc. (a)	74,500	47,801
Spotify Technology SA (a)	82,800	24,573
The Walt Disney Co.	393,400	40,878
TKO Group Holdings, Inc.	217,600	23,734
Universal Music Group NV	704,900	21,967
Universal Music Group NV rights (a)(b)	704,900	207
		166,850
Interactive Media & Services - 5.2%
Alphabet, Inc. Class A	713,900	123,148
Meta Platforms, Inc. Class A	267,300	124,784
Pinterest, Inc. Class A (a)	226,300	9,389
		257,321
Media - 0.7%
Comcast Corp. Class A	861,900	34,502
TOTAL COMMUNICATION SERVICES		458,673
CONSUMER DISCRETIONARY - 11.8%
Automobile Components - 0.2%
Aptiv PLC (a)	126,200	10,507
Automobiles - 0.5%
General Motors Co.	568,600	25,581
Broadline Retail - 3.9%
Amazon.com, Inc. (a)	1,091,200	192,531
Hotels, Restaurants & Leisure - 2.8%
Airbnb, Inc. Class A (a)	170,500	24,711
Booking Holdings, Inc.	6,900	26,057
Chipotle Mexican Grill, Inc. (a)	7,600	23,784
Domino's Pizza, Inc.	29,400	14,952
Flutter Entertainment PLC (a)	53,300	10,257
Hilton Worldwide Holdings, Inc.	109,900	22,046
Misa Investments Ltd.	121,300	3,810
Royal Caribbean Cruises Ltd. (a)	79,000	11,667
		137,284
Household Durables - 1.0%
Lennar Corp. Class A	103,000	16,516
NVR, Inc. (a)	2,410	18,511
TopBuild Corp. (a)	30,400	12,706
		47,733
Specialty Retail - 2.4%
Dick's Sporting Goods, Inc.	96,200	21,899
Industria de Diseno Textil SA	428,800	20,390
Lowe's Companies, Inc.	154,900	34,278
TJX Companies, Inc.	382,986	39,486
		116,053
Textiles, Apparel & Luxury Goods - 1.0%
Bolt Threads, Inc. (c)(d)	91,280	215
Brunello Cucinelli SpA	12,600	1,273
Brunello Cucinelli SpA	287,400	28,974
Ralph Lauren Corp. Class A	91,300	17,062
		47,524
TOTAL CONSUMER DISCRETIONARY		577,213
CONSUMER STAPLES - 3.0%
Beverages - 0.6%
Keurig Dr. Pepper, Inc.	906,000	31,031
Consumer Staples Distribution & Retail - 2.0%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	248,700	14,516
BJ's Wholesale Club Holdings, Inc. (a)	215,000	18,935
Performance Food Group Co. (a)	417,000	29,023
Walmart, Inc.	543,500	35,741
		98,215
Food Products - 0.0%
Bowery Farming, Inc. (d)	373,432	7
Bowery Farming, Inc. warrants (a)(c)(d)	211,678	4
		11
Personal Care Products - 0.4%
Kenvue, Inc.	899,300	17,356
TOTAL CONSUMER STAPLES		146,613
ENERGY - 4.6%
Energy Equipment & Services - 1.3%
Baker Hughes Co. Class A	954,400	31,953
Schlumberger Ltd.	343,628	15,769
TechnipFMC PLC	527,386	13,812
		61,534
Oil, Gas & Consumable Fuels - 3.3%
Antero Resources Corp. (a)	399,300	14,227
Cameco Corp.	205,400	11,398
Canadian Natural Resources Ltd.	340,600	26,164
Cenovus Energy, Inc. (Canada)	1,249,100	26,037
Cheniere Energy, Inc.	117,826	18,592
Exxon Mobil Corp.	561,600	65,853
		162,271
TOTAL ENERGY		223,805
FINANCIALS - 11.5%
Banks - 3.8%
Bank of America Corp.	1,144,500	45,769
First Citizens Bancshares, Inc.	7,100	12,059
JPMorgan Chase & Co.	241,200	48,874
KeyCorp	1,113,500	16,001
M&T Bank Corp.	65,800	9,975
Wells Fargo & Co.	935,768	56,071
		188,749
Capital Markets - 2.9%
Ares Management Corp. Class A,	144,500	20,255
Blue Owl Capital, Inc. Class A	1,127,600	20,286
CVC Capital Partners PLC (e)	173,600	3,373
Goldman Sachs Group, Inc.	80,500	36,750
Houlihan Lokey	110,600	14,970
London Stock Exchange Group PLC	127,762	14,976
Morgan Stanley	312,000	30,526
		141,136
Financial Services - 3.0%
Apollo Global Management, Inc.	120,300	13,974
Block, Inc. Class A (a)	176,400	11,304
Fiserv, Inc. (a)	297,801	44,599
Visa, Inc. Class A	282,200	76,888
		146,765
Insurance - 1.8%
Chubb Ltd.	221,509	59,989
Marsh & McLennan Companies, Inc.	129,600	26,902
		86,891
TOTAL FINANCIALS		563,541
HEALTH CARE - 10.6%
Biotechnology - 1.5%
Alnylam Pharmaceuticals, Inc. (a)	32,400	4,809
Legend Biotech Corp. ADR (a)	102,500	4,101
Moderna, Inc. (a)	156,300	22,281
Regeneron Pharmaceuticals, Inc. (a)	44,100	43,225
		74,416
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	787,568	59,517
Glaukos Corp. (a)	68,700	7,744
Stryker Corp.	102,500	34,962
		102,223
Health Care Providers & Services - 2.2%
Centene Corp. (a)	382,900	27,412
Cigna Group	68,500	23,606
UnitedHealth Group, Inc.	115,600	57,265
		108,283
Life Sciences Tools & Services - 2.0%
Danaher Corp.	201,200	51,668
Thermo Fisher Scientific, Inc.	79,500	45,154
		96,822
Pharmaceuticals - 2.8%
Eli Lilly & Co.	120,300	98,687
Merck & Co., Inc.	202,800	25,460
Novo Nordisk A/S Series B	108,800	14,741
		138,888
TOTAL HEALTH CARE		520,632
INDUSTRIALS - 14.0%
Aerospace & Defense - 4.6%
BWX Technologies, Inc.	154,500	14,234
General Dynamics Corp.	98,400	29,497
General Electric Co.	298,812	49,346
Howmet Aerospace, Inc.	346,200	29,306
Northrop Grumman Corp.	36,000	16,228
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	585,890	56,831
Class C (a)(c)(d)	8,180	793
The Boeing Co. (a)	176,800	31,401
		227,636
Building Products - 1.3%
Builders FirstSource, Inc. (a)	92,000	14,793
Fortune Brands Innovations, Inc.	215,100	15,070
Trane Technologies PLC	103,000	33,728
		63,591
Construction & Engineering - 1.3%
Comfort Systems U.S.A., Inc.	39,000	12,766
EMCOR Group, Inc.	29,200	11,349
Quanta Services, Inc.	145,000	40,011
		64,126
Electrical Equipment - 2.6%
Eaton Corp. PLC	145,100	48,297
GE Vernova LLC	112,203	19,737
Nextracker, Inc. Class A (a)	385,913	21,291
Prysmian SpA	268,900	17,685
Vertiv Holdings Co.	207,200	20,320
		127,330
Ground Transportation - 0.8%
Uber Technologies, Inc. (a)	620,700	40,072
Machinery - 2.4%
Caterpillar, Inc.	94,400	31,956
Ingersoll Rand, Inc.	295,220	27,470
ITT, Inc.	91,700	12,185
Parker Hannifin Corp.	60,700	32,263
Westinghouse Air Brake Tech Co.	65,200	11,034
		114,908
Professional Services - 0.6%
FTI Consulting, Inc. (a)	61,920	13,300
KBR, Inc.	248,000	16,284
		29,584
Trading Companies & Distributors - 0.4%
United Rentals, Inc.	28,400	19,011
TOTAL INDUSTRIALS		686,258
INFORMATION TECHNOLOGY - 27.0%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	35,300	10,507
Electronic Equipment, Instruments & Components - 0.7%
Flex Ltd. (a)	719,862	23,849
Jabil, Inc.	79,500	9,453
		33,302
IT Services - 0.3%
MongoDB, Inc. Class A (a)	20,900	4,934
Shopify, Inc. Class A (a)	190,700	11,280
		16,214
Semiconductors & Semiconductor Equipment - 12.1%
Advanced Micro Devices, Inc. (a)	246,570	41,153
Analog Devices, Inc.	97,800	22,933
ASML Holding NV (Netherlands)	37,600	35,975
Astera Labs, Inc.	8,500	549
First Solar, Inc. (a)	96,500	26,225
Marvell Technology, Inc.	204,291	14,057
Micron Technology, Inc.	280,000	35,000
NVIDIA Corp.	283,900	311,248
NXP Semiconductors NV	116,376	31,666
ON Semiconductor Corp. (a)	212,700	15,536
Qualcomm, Inc.	98,300	20,058
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	262,800	39,693
		594,093
Software - 9.6%
Adobe, Inc. (a)	22,900	10,185
Autodesk, Inc. (a)	58,800	11,854
CoreWeave, Inc. (d)	11,162	8,696
Dynatrace, Inc. (a)	152,500	6,974
Intuit, Inc.	52,700	30,378
Microsoft Corp.	849,200	352,524
Oracle Corp.	136,800	16,032
Salesforce, Inc.	141,700	33,220
		469,863
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	954,800	183,560
Western Digital Corp. (a)	228,300	17,189
		200,749
TOTAL INFORMATION TECHNOLOGY		1,324,728
MATERIALS - 3.6%
Chemicals - 1.4%
Celanese Corp. Class A	101,900	15,493
CF Industries Holdings, Inc.	118,900	9,480
Element Solutions, Inc.	446,000	10,717
Linde PLC	82,900	36,105
		71,795
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	36,400	20,824
Containers & Packaging - 0.4%
Avery Dennison Corp.	79,800	18,162
Metals & Mining - 1.4%
Agnico Eagle Mines Ltd. (United States)	136,500	9,311
Franco-Nevada Corp.	75,910	9,340
Freeport-McMoRan, Inc.	798,589	42,110
Ivanhoe Mines Ltd. (a)	516,100	7,452
		68,213
TOTAL MATERIALS		178,994
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Equity Residential (SBI)	187,200	12,174
Kimco Realty Corp.	567,000	10,977
Terreno Realty Corp.	261,300	14,784
		37,935
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	199,000	17,526
TOTAL REAL ESTATE		55,461
UTILITIES - 2.3%
Electric Utilities - 1.4%
Constellation Energy Corp.	172,700	37,519
Edison International	421,100	32,362
		69,881
Independent Power and Renewable Electricity Producers - 0.9%
Vistra Corp.	416,900	41,306
TOTAL UTILITIES		111,187
TOTAL COMMON STOCKS (Cost $3,250,984)		4,847,105

Convertible Preferred Stocks - 0.5%
	Shares	Value ($) (000s)
HEALTH CARE - 0.2%
Biotechnology - 0.2%
National Resilience, Inc. Series B (a)(c)(d)	243,347	9,400
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series H (a)(c)(d)	7,570	7,343
Construction & Engineering - 0.1%
Beta Technologies, Inc. Series B, 6.00% (a)(c)(d)	49,853	6,199
TOTAL INDUSTRIALS		13,542
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
CoreWeave, Inc. Series C (c)(d)	716	558
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,047)		23,500

Money Market Funds - 0.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (f) (Cost $32,911)	32,904,099	32,911

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,293,942)	4,903,516
NET OTHER ASSETS (LIABILITIES) - 0.0%	(793)
NET ASSETS - 100.0%	4,902,723

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Non-income producing
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $81,343,000 or 1.7% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,373,000 or 0.1% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	5,143

Bolt Threads, Inc.	12/13/17 - 9/02/21	15,485

Bowery Farming, Inc. warrants	10/25/23	0

CoreWeave, Inc. Series C	5/17/24	558

National Resilience, Inc. Series B	12/01/20	3,324

Space Exploration Technologies Corp. Class A	4/08/16 - 9/11/17	5,980

Space Exploration Technologies Corp. Class C	9/11/17	110

Space Exploration Technologies Corp. Series H	8/04/17	1,022

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	24,847	369,349	361,285	909	-	-	32,911	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	21,219	79,461	100,680	44	-	-	-	0.0%
Total	46,066	448,810	461,965	953	-	-	32,911

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	458,673	436,706	21,967	-
Consumer Discretionary	577,213	516,104	60,894	215
Consumer Staples	146,613	146,602	-	11
Energy	223,805	223,805	-	-
Financials	563,541	545,192	18,349	-
Health Care	530,032	505,891	14,741	9,400
Industrials	699,800	610,949	17,685	71,166
Information Technology	1,325,286	1,280,057	35,975	9,254
Materials	178,994	178,994	-	-
Real Estate	55,461	55,461	-	-
Utilities	111,187	111,187	-	-

Money Market Funds	32,911	32,911	-	-
Total Investments in Securities:	4,903,516	4,643,859	169,611	90,046
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Industrials
Beginning Balance	$59,158
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	12,008
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$71,166
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2024	$12,008
Other Investments in Securities
Beginning Balance	$21,881
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(3,559)
Cost of Purchases	558
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$18,880
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2024	$(3,559)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,261,031)	$4,870,605
Fidelity Central Funds (cost $32,911)	32,911

Total Investment in Securities (cost $3,293,942)		$4,903,516
Foreign currency held at value (cost $323)		324
Receivable for investments sold		332
Receivable for fund shares sold		2,185
Dividends receivable		3,837
Distributions receivable from Fidelity Central Funds		157
Prepaid expenses		1
Other receivables		41
Total assets		4,910,393
Liabilities
Payable for investments purchased
Regular delivery	$2,408
Delayed delivery	207
Payable for fund shares redeemed	1,836
Accrued management fee	3,057
Other payables and accrued expenses	162
Total liabilities		7,670
Net Assets		$4,902,723
Net Assets consist of:
Paid in capital		$3,205,531
Total accumulated earnings (loss)		1,697,192
Net Assets		$4,902,723
Net Asset Value, offering price and redemption price per share ($4,902,723 ÷ 88,215 shares)		$55.58
Statement of Operations
Amounts in thousands		Six months ended May 31, 2024 (Unaudited)
Investment Income
Dividends		$19,894
Income from Fidelity Central Funds (including $44 from security lending)		953
Total income		20,847
Expenses
Management fee
Basic fee	$12,634
Performance adjustment	2,902
Transfer agent fees	1,487
Accounting fees	256
Custodian fees and expenses	19
Independent trustees' fees and expenses	9
Registration fees	69
Audit	48
Legal	2
Miscellaneous	59
Total expenses before reductions	17,485
Expense reductions	(183)
Total expenses after reductions		17,302
Net Investment income (loss)		3,545
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	86,222
Foreign currency transactions	(14)
Total net realized gain (loss)		86,208
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	743,052
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		743,051
Net gain (loss)		829,259
Net increase (decrease) in net assets resulting from operations		$832,804
Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,545	$12,144
Net realized gain (loss)	86,208	310,756
Change in net unrealized appreciation (depreciation)	743,051	98,854
Net increase (decrease) in net assets resulting from operations	832,804	421,754
Distributions to shareholders	(144,346)	(98,478)

Share transactions
Proceeds from sales of shares	721,461	1,377,863
Reinvestment of distributions	134,886	92,606
Cost of shares redeemed	(297,032)	(718,871)

Net increase (decrease) in net assets resulting from share transactions	559,315	751,598
Total increase (decrease) in net assets	1,247,773	1,074,874

Net Assets
Beginning of period	3,654,950	2,580,076
End of period	$4,902,723	$3,654,950

Other Information
Shares
Sold	13,953	31,275
Issued in reinvestment of distributions	2,822	2,343
Redeemed	(5,775)	(16,509)
Net increase (decrease)	11,000	17,109

Financial Highlights
Fidelity® New Millennium Fund®

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$47.33	$42.93	$42.94	$37.77	$38.43	$40.52
Income from Investment Operations
Net investment income (loss) A,B	.04	.17	.75	.62	.54	.62
Net realized and unrealized gain (loss)	10.06	5.81	2.77	7.70	.45	3.11
Total from investment operations	10.10	5.98	3.52	8.32	.99	3.73
Distributions from net investment income	(.14)	(.64)	(.85)	(.58)	(.36)	(.39)
Distributions from net realized gain	(1.71)	(.94)	(2.68)	(2.56)	(1.29)	(5.43)
Total distributions	(1.85)	(1.58)	(3.53)	(3.15) C	(1.65)	(5.82)
Net asset value, end of period	$55.58	$47.33	$42.93	$42.94	$37.77	$38.43
Total Return D,E	21.97%	14.66%	8.45%	23.56%	2.60%	12.82%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.80% H	.87%	.54%	.49%	.46%	.61%
Expenses net of fee waivers, if any	.80 % H	.86%	.54%	.48%	.46%	.61%
Expenses net of all reductions	.80% H	.86%	.54%	.48%	.45%	.61%
Net investment income (loss)	.16% H	.40%	1.83%	1.46%	1.61%	1.72%
Supplemental Data
Net assets, end of period (in millions)	$4,903	$3,655	$2,580	$2,630	$2,331	$2,991
Portfolio turnover rate I	37 % H	59% J	12%	19%	22%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity New Millennium Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA

Equities	$90,046	Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$60.73 -	Increase
			Discount rate	35.0%	Decrease
		Market comparable	Enterprise value/Revenue multiple (EV/R)	3.0 - 12.0 / 10.2	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	18.6	Increase
		Black scholes	Discount rate	5.2%	Increase
			Volatility	80.0% - 100.0% / 81.0%	Increase
			Term	0.2 - 1.0 / 0.2	Increase
			Discount for lack of marketability (DLOM)	7.2%	Decrease

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in-kind, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,664,892
Gross unrealized depreciation	(56,895)
Net unrealized appreciation (depreciation)	$1,607,997
Tax cost	$3,295,519

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Millennium Fund	1,213,571	803,024

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity New Millennium Fund	5,655	129,509	237,208
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity New Millennium Fund	.67

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity New Millennium Fund	.63

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was 0.52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity New Millennium Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was .13%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of average net assets of .1487%.

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to account size and type of account.

For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity New Millennium Fund	.0257

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity New Millennium Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity New Millennium Fund	17

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity New Millennium Fund	36,465	62,161	9,197

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount ($)
Fidelity New Millennium Fund	4

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity New Millennium Fund	5	-	-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $178.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity New Millennium Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund into a single fee based on tiered schedules and subject to a maximum rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity New Millennium Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a fee based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the fund's pro forma management fee rate as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.704547.126
NMF-SANN-0724
Fidelity® Equity Growth K6 Fund

Semi-Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Equity Growth K6 Fund
Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.4%
Entertainment - 4.8%
Live Nation Entertainment, Inc. (a)	2,163	202,760
Netflix, Inc. (a)	2,321	1,489,200
Universal Music Group NV	41,107	1,281,046
Universal Music Group NV rights (a)(b)	41,107	12,043
Warner Music Group Corp. Class A	12,963	386,038
		3,371,087
Interactive Media & Services - 6.6%
Alphabet, Inc. Class A	20,738	3,577,305
Meta Platforms, Inc. Class A	2,261	1,055,503
		4,632,808
TOTAL COMMUNICATION SERVICES		8,003,895
CONSUMER DISCRETIONARY - 9.4%
Automobile Components - 0.1%
Mobileye Global, Inc. Class A (a)	2,265	58,120
Automobiles - 0.3%
BYD Co. Ltd. (H Shares)	7,408	207,863
Broadline Retail - 6.5%
Amazon.com, Inc. (a)	19,332	3,410,938
MercadoLibre, Inc. (a)	397	685,055
PDD Holdings, Inc. ADR (a)	2,362	353,780
Savers Value Village, Inc.	5,094	69,075
		4,518,848
Diversified Consumer Services - 0.1%
Duolingo, Inc. (a)	390	74,646
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (a)	5,791	839,290
Domino's Pizza, Inc.	829	421,613
Kura Sushi U.S.A., Inc. Class A (a)	819	81,826
Trip.com Group Ltd. ADR (a)	1,251	64,439
		1,407,168
Household Durables - 0.0%
TopBuild Corp. (a)	85	35,526
Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SE	317	253,519
TOTAL CONSUMER DISCRETIONARY		6,555,690
CONSUMER STAPLES - 0.7%
Beverages - 0.7%
Monster Beverage Corp. (a)	9,070	470,914
Personal Care Products - 0.0%
Puig Brands SA Class B	1,200	34,023
TOTAL CONSUMER STAPLES		504,937
ENERGY - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Canadian Natural Resources Ltd.	1,752	134,606
Cheniere Energy, Inc.	3,659	577,354
Range Resources Corp.	10,455	385,894
Reliance Industries Ltd. GDR (c)	9,673	675,635
		1,773,489
FINANCIALS - 6.4%
Capital Markets - 0.4%
Ares Management Corp. Class A,	1,086	152,225
LPL Financial	260	74,415
Morgan Stanley	344	33,657
MSCI, Inc.	62	30,701
		290,998
Consumer Finance - 0.5%
Capital One Financial Corp.	2,257	310,631
Financial Services - 4.6%
Apollo Global Management, Inc.	533	61,913
Corebridge Financial, Inc.	5,908	172,336
Fiserv, Inc. (a)	929	139,127
Global Payments, Inc.	3,402	346,494
MasterCard, Inc. Class A	2,688	1,201,724
Rocket Companies, Inc. (a)	9,250	128,575
Visa, Inc. Class A	4,214	1,148,146
		3,198,315
Insurance - 0.9%
Arthur J. Gallagher & Co.	2,079	526,673
The Baldwin Insurance Group, Inc. Class A, (a)	3,720	125,290
		651,963
TOTAL FINANCIALS		4,451,907
HEALTH CARE - 14.8%
Biotechnology - 3.7%
Alnylam Pharmaceuticals, Inc. (a)	2,054	304,875
Arcellx, Inc. (a)	486	25,272
Arrowhead Pharmaceuticals, Inc. (a)	1,637	37,569
Beam Therapeutics, Inc. (a)	590	14,054
BioNTech SE ADR (a)	766	77,060
Blueprint Medicines Corp. (a)	288	30,401
Cytokinetics, Inc. (a)	1,503	72,911
Exact Sciences Corp. (a)	6,503	295,561
Galapagos NV sponsored ADR (a)	3,101	86,270
Gamida Cell Ltd. (d)	10,294	0
Gamida Cell Ltd. warrants 4/21/28 (a)(d)	501	0
Hookipa Pharma, Inc. (a)	2,202	1,748
Immunocore Holdings PLC ADR (a)	1,298	63,576
Insmed, Inc. (a)	7,422	408,581
Janux Therapeutics, Inc. (a)	200	10,700
Krystal Biotech, Inc. (a)	239	38,252
Legend Biotech Corp. ADR (a)	1,580	63,216
Moderna, Inc. (a)	492	70,135
Regeneron Pharmaceuticals, Inc. (a)	692	678,271
Repligen Corp. (a)	1,286	191,730
Sarepta Therapeutics, Inc. (a)	379	49,217
Seres Therapeutics, Inc. (a)	726	726
Synlogic, Inc. (a)	133	207
Vor Biopharma, Inc. (a)	2,547	3,438
XOMA Corp. (a)	1,946	50,187
		2,573,957
Health Care Equipment & Supplies - 3.7%
Align Technology, Inc. (a)	910	234,061
Boston Scientific Corp. (a)	24,457	1,848,215
Glaukos Corp. (a)	1,542	173,814
Hologic, Inc. (a)	1,800	132,804
Inspire Medical Systems, Inc. (a)	464	73,679
Lantheus Holdings, Inc. (a)	619	50,653
Penumbra, Inc. (a)	147	27,852
Pulmonx Corp. (a)	1,374	9,962
RxSight, Inc. (a)	407	23,797
		2,574,837
Health Care Providers & Services - 0.9%
HealthEquity, Inc. (a)	7,827	639,309
Life Sciences Tools & Services - 2.9%
Bio-Techne Corp.	1,831	141,335
Bruker Corp.	8,570	561,421
Chemometec A/S	817	43,514
Codexis, Inc. (a)	9,081	30,694
Danaher Corp.	2,266	581,909
MaxCyte, Inc. (a)	8,721	39,070
Sartorius Stedim Biotech	888	176,894
Thermo Fisher Scientific, Inc.	864	490,735
		2,065,572
Pharmaceuticals - 3.6%
Aclaris Therapeutics, Inc. (a)	464	478
Chugai Pharmaceutical Co. Ltd.	4,332	131,804
Eli Lilly & Co.	2,358	1,934,362
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	26,186	443,329
		2,509,973
TOTAL HEALTH CARE		10,363,648
INDUSTRIALS - 12.2%
Aerospace & Defense - 1.6%
General Electric Co.	6,611	1,091,741
Loar Holdings, Inc.	200	11,394
		1,103,135
Commercial Services & Supplies - 0.0%
Montrose Environmental Group, Inc. (a)	600	28,206
Electrical Equipment - 2.0%
Eaton Corp. PLC	2,648	881,387
GE Vernova LLC	2,817	495,510
		1,376,897
Ground Transportation - 3.9%
Uber Technologies, Inc. (a)	41,897	2,704,870
Machinery - 1.5%
Chart Industries, Inc. (a)	522	81,970
Energy Recovery, Inc. (a)	2,192	29,592
Ingersoll Rand, Inc.	8,046	748,680
Westinghouse Air Brake Tech Co.	1,362	230,491
		1,090,733
Professional Services - 2.3%
Equifax, Inc.	3,659	846,656
KBR, Inc.	3,781	248,260
RELX PLC sponsored ADR	7,014	308,335
UL Solutions, Inc. Class A	4,675	180,315
		1,583,566
Trading Companies & Distributors - 0.9%
Ferguson PLC	3,046	623,436
TOTAL INDUSTRIALS		8,510,843
INFORMATION TECHNOLOGY - 41.6%
Electronic Equipment, Instruments & Components - 0.9%
Fabrinet (a)	304	72,817
Flex Ltd. (a)	5,804	192,287
Jabil, Inc.	3,154	375,011
		640,115
IT Services - 1.6%
Gartner, Inc. (a)	597	250,543
MongoDB, Inc. Class A (a)	3,622	855,009
		1,105,552
Semiconductors & Semiconductor Equipment - 18.5%
Allegro MicroSystems LLC (a)	10,474	315,686
ASML Holding NV (depository receipt)	1,070	1,027,575
Astera Labs, Inc.	113	7,293
BE Semiconductor Industries NV	1,395	207,531
Marvell Technology, Inc.	704	48,442
Micron Technology, Inc.	7,288	911,000
NVIDIA Corp.	6,746	7,395,842
NXP Semiconductors NV	904	245,978
Qualcomm, Inc.	2,432	496,250
SiTime Corp. (a)	3,668	446,836
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	9,787	1,478,228
Universal Display Corp.	1,985	348,765
		12,929,426
Software - 15.6%
Autodesk, Inc. (a)	308	62,093
HubSpot, Inc. (a)	1,128	689,264
Manhattan Associates, Inc. (a)	1,901	417,346
Microsoft Corp.	21,856	9,073,081
NICE Ltd. sponsored ADR (a)	1,536	281,964
ServiceNow, Inc. (a)	538	353,428
Volue A/S (a)	9,351	30,083
		10,907,259
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	18,437	3,544,513
TOTAL INFORMATION TECHNOLOGY		29,126,865
MATERIALS - 0.1%
Chemicals - 0.1%
Aspen Aerogels, Inc. (a)	3,552	106,276
TOTAL COMMON STOCKS (Cost $62,567,671)		69,397,550

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (d)(e) (Cost $5,104)	400	5,240

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $440,084)	439,996	440,084

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $63,012,859)	69,842,874
NET OTHER ASSETS (LIABILITIES) - 0.2%	166,538
NET ASSETS - 100.0%	70,009,412

Legend

(a)	Non-income producing
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $675,635 or 1.0% of net assets.

(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,240 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	5,104

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	7,493	43,816,647	43,384,061	26,692	5	-	440,084	0.0%
Total	7,493	43,816,647	43,384,061	26,692	5	-	440,084

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	8,003,895	6,722,849	1,281,046	-
Consumer Discretionary	6,555,690	6,094,308	461,382	-
Consumer Staples	504,937	470,914	34,023	-
Energy	1,773,489	1,097,854	675,635	-
Financials	4,457,147	4,451,907	-	5,240
Health Care	10,363,648	10,011,436	352,212	-
Industrials	8,510,843	7,887,407	623,436	-
Information Technology	29,126,865	28,889,251	237,614	-
Materials	106,276	106,276	-	-

Money Market Funds	440,084	440,084	-	-
Total Investments in Securities:	69,842,874	66,172,286	3,665,348	5,240
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $62,572,775)	$69,402,790
Fidelity Central Funds (cost $440,084)	440,084

Total Investment in Securities (cost $63,012,859)		$69,842,874
Foreign currency held at value (cost $21)		21
Receivable for investments sold		151,799
Receivable for fund shares sold		50,989
Dividends receivable		46,050
Distributions receivable from Fidelity Central Funds		3,411
Prepaid expenses		5,009
Receivable from investment adviser for expense reductions		6,349
Total assets		70,106,502
Liabilities
Payable for investments purchased
Regular delivery	$26,525
Delayed delivery	12,043
Payable for fund shares redeemed	1,969
Accrued management fee	25,973
Audit fee payable	25,051
Custody fee payable	5,115
Other payables and accrued expenses	414
Total liabilities		97,090
Net Assets		$70,009,412
Net Assets consist of:
Paid in capital		$62,826,343
Total accumulated earnings (loss)		7,183,069
Net Assets		$70,009,412
Net Asset Value, offering price and redemption price per share ($70,009,412 ÷ 5,367,782 shares)		$13.04
Statement of Operations
		Six months ended May 31, 2024 (Unaudited)
Investment Income
Dividends		$123,096
Income from Fidelity Central Funds		26,692
Total income		149,788
Expenses
Management fee	$104,224
Custodian fees and expenses	4,050
Independent trustees' fees and expenses	56
Registration fees	22,657
Audit	27,174
Legal	5
Miscellaneous	630
Total expenses before reductions	158,796
Expense reductions	(53,526)
Total expenses after reductions		105,270
Net Investment income (loss)		44,518
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	312,109
Fidelity Central Funds	5
Foreign currency transactions	1,505
Total net realized gain (loss)		313,619
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,763,844
Assets and liabilities in foreign currencies	48
Total change in net unrealized appreciation (depreciation)		6,763,892
Net gain (loss)		7,077,511
Net increase (decrease) in net assets resulting from operations		$7,122,029
Statement of Changes in Net Assets

	Six months ended May 31, 2024 (Unaudited)	For the period August 24, 2023 (commencement of operations) through November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,518	$1,266
Net realized gain (loss)	313,619	(3,974)
Change in net unrealized appreciation (depreciation)	6,763,892	66,171
Net increase (decrease) in net assets resulting from operations	7,122,029	63,463
Distributions to shareholders	(2,423)	-

Share transactions
Proceeds from sales of shares	65,837,730	2,086,913
Reinvestment of distributions	2,423	-
Cost of shares redeemed	(5,097,407)	(3,316)

Net increase (decrease) in net assets resulting from share transactions	60,742,746	2,083,597
Total increase (decrease) in net assets	67,862,352	2,147,060

Net Assets
Beginning of period	2,147,060	-
End of period	$70,009,412	$2,147,060

Other Information
Shares
Sold	5,563,962	202,058
Issued in reinvestment of distributions	217	-
Redeemed	(398,143)	(312)
Net increase (decrease)	5,166,036	201,746

Financial Highlights
Fidelity® Equity Growth K6 Fund

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$20.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.01
Net realized and unrealized gain (loss)	(7.60) D	.63
Total from investment operations	(7.59)	.64
Distributions from net investment income	(.01)	-
Total distributions	(.01)	-
Net asset value, end of period	$13.04	$10.64
Total Return E,F	22.69%	6.40%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.68% I,J	6.77% J,K
Expenses net of fee waivers, if any	.45 % I,J	.45% J,K
Expenses net of all reductions	.45% I,J	.45% J,K
Net investment income (loss)	.19% I,J	.44% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$70,009	$2,147
Portfolio turnover rate L	54 % J,M	14% N

AFor the period August 24, 2023 (commencement of operations) through November 30, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IProxy expenses are not annualized.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
MPortfolio turnover rate excludes securities received or delivered in-kind.
NAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2024

1. Organization.
Fidelity Equity Growth K6 Fund (the Fund) is a non-diversified fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,834,972
Gross unrealized depreciation	(2,058,357)
Net unrealized appreciation (depreciation)	$6,776,615
Tax cost	$63,066,259

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,624)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity Growth K6 Fund	48,184,088	10,965,730

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Equity Growth K6 Fund	2,007,451	23,279,964

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Equity Growth K6 Fund	192

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Equity Growth K6 Fund	1,282,814	854,919	(11,587)

Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Equity Growth K6 Fund	13

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

6. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .45% of average net assets. This reimbursement will remain in place through March 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $53,514.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $12.

7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Equity Growth K6 Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Equity Growth K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the period ended September 30, 2023 and below the competitive median of the asset size peer group for the period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the period ended September 30, 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.45% through March 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9909901.100
EGK-SANN-0724
Fidelity® Growth Company K6 Fund

Semi-Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Growth Company K6 Fund
Consolidated Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.5%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	7,218	297,021
Entertainment - 1.1%
Netflix, Inc. (a)	309,015	198,270,204
Roblox Corp. (a)	204,516	6,875,828
Roku, Inc. Class A (a)	151,234	8,680,832
The Walt Disney Co.	65,143	6,769,009
		220,595,873
Interactive Media & Services - 10.0%
Alphabet, Inc.:
Class A	4,276,852	737,756,970
Class C	1,854,859	322,671,272
Epic Games, Inc. (a)(b)(c)	5,000	3,000,000
Meta Platforms, Inc. Class A	1,812,734	846,238,613
Pinterest, Inc. Class A (a)	69,131	2,868,245
Reddit, Inc.:
Class A	51,110	2,772,206
Class B (m)	92,987	5,043,615
Snap, Inc. Class A (a)	2,794,482	41,973,120
		1,962,324,041
Media - 0.0%
Comcast Corp. Class A	64,726	2,590,982
Ibotta, Inc.	8,146	791,221
The Trade Desk, Inc. (a)	24,533	2,276,172
		5,658,375
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	444,201	77,717,407
TOTAL COMMUNICATION SERVICES		2,266,592,717
CONSUMER DISCRETIONARY - 16.2%
Automobiles - 1.0%
Rad Power Bikes, Inc. (a)(b)(c)	171,416	75,423
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	280,502	633,935
Rivian Automotive, Inc. (a)(d)	2,781,279	30,371,567
Tesla, Inc. (a)	877,720	156,304,378
		187,385,303
Broadline Retail - 5.7%
Amazon.com, Inc. (a)	5,895,529	1,040,207,137
Etsy, Inc. (a)	32,865	2,085,942
Ollie's Bargain Outlet Holdings, Inc. (a)	861,052	70,976,516
Ozon Holdings PLC ADR (a)(c)(d)	6,684	167,100
PDD Holdings, Inc. ADR (a)	58,800	8,807,064
		1,122,243,759
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	15,064	2,883,250
Hotels, Restaurants & Leisure - 1.3%
Airbnb, Inc. Class A (a)	84,840	12,295,861
Booking Holdings, Inc.	25,471	96,187,411
Cava Group, Inc.	600	55,530
Chipotle Mexican Grill, Inc. (a)	15,714	49,177,277
Dutch Bros, Inc. (a)	251,897	8,914,635
Expedia Group, Inc. (a)	77,349	8,729,608
Marriott International, Inc. Class A	126,531	29,250,171
McDonald's Corp.	912	236,108
Misa Investments Ltd.	86,788	2,726,011
Penn Entertainment, Inc. (a)	770,324	13,480,670
Shake Shack, Inc. Class A (a)	20,920	1,985,099
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	5,104	51
Stage 2 rights (a)(c)	5,104	0
Stage 3 rights (a)(c)	5,104	0
Stage 4 rights (a)(c)	5,104	0
Stage 5:
rights (a)(c)	5,103	0
rights (a)(c)	5,102	0
Starbucks Corp.	123,209	9,883,826
Sweetgreen, Inc. Class A (a)	309,926	9,530,225
Zomato Ltd. (a)	1,275,000	2,736,851
		245,189,334
Household Durables - 0.5%
Garmin Ltd.	170,967	28,012,943
Lennar Corp. Class A	363,722	58,322,823
Purple Innovation, Inc. Class A (d)	1,103,221	1,379,026
SharkNinja, Inc.	132,877	10,181,036
Toll Brothers, Inc.	55,103	6,702,729
		104,598,557
Specialty Retail - 2.6%
Abercrombie & Fitch Co. Class A (a)	89,875	15,536,691
Dick's Sporting Goods, Inc.	124,561	28,355,066
Fanatics, Inc. Class A (a)(b)(c)	204,775	13,433,240
Five Below, Inc. (a)	39,841	5,503,237
Floor & Decor Holdings, Inc. Class A (a)(d)	120,666	14,101,029
Foot Locker, Inc.	303,850	8,425,761
Gap, Inc.	5,400	156,384
Lowe's Companies, Inc.	297,189	65,764,954
Revolve Group, Inc. (a)(d)	669,133	12,767,058
RH (a)	13,213	3,593,011
Ross Stores, Inc.	120,623	16,858,270
RumbleON, Inc. Class B (a)(d)	118,462	677,603
The Home Depot, Inc.	347,298	116,299,681
TJX Companies, Inc.	1,219,888	125,770,453
Wayfair LLC Class A (a)(d)	1,344,090	79,959,914
		507,202,352
Textiles, Apparel & Luxury Goods - 5.1%
adidas AG	56,636	14,344,230
Birkenstock Holding PLC (d)	107,828	6,146,196
Canada Goose Holdings, Inc. (a)(d)	456,647	6,600,349
Canva, Inc. Class A (b)(c)	1,805	1,925,321
Crocs, Inc. (a)	73,068	11,372,304
Deckers Outdoor Corp. (a)	244,521	267,486,412
Figs, Inc. Class A (a)	128,021	678,511
Levi Strauss & Co. Class A	19,718	473,429
Li Ning Co. Ltd.	816,480	2,144,033
lululemon athletica, Inc. (a)	1,363,767	425,481,666
NIKE, Inc. Class B	306,739	29,155,542
On Holding AG (a)(d)	1,726,869	73,461,007
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,346,932	167,617,883
		1,006,886,883
TOTAL CONSUMER DISCRETIONARY		3,176,389,438
CONSUMER STAPLES - 3.1%
Beverages - 1.2%
Celsius Holdings, Inc. (a)	357,735	28,611,645
Constellation Brands, Inc. Class A (sub. vtg.)	11,339	2,837,358
Keurig Dr. Pepper, Inc.	831,314	28,472,505
Monster Beverage Corp. (a)	983,012	51,037,983
PepsiCo, Inc.	229,460	39,673,634
The Coca-Cola Co.	1,339,905	84,320,222
		234,953,347
Consumer Staples Distribution & Retail - 0.9%
Costco Wholesale Corp.	119,343	96,654,702
Dollar General Corp.	48,967	6,704,072
Dollar Tree, Inc. (a)	33,773	3,983,525
Kroger Co.	227,316	11,904,539
Maplebear, Inc. (NASDAQ)	27,737	845,424
Target Corp.	202,421	31,610,063
Walmart, Inc.	379,723	24,970,584
		176,672,909
Food Products - 0.2%
Bowery Farming, Inc. (c)	41,864	837
Bowery Farming, Inc. warrants (a)(b)(c)	14,709	294
Bunge Global SA	167,665	18,039,077
Kellanova	51,543	3,110,105
Mondelez International, Inc.	97,518	6,682,909
The Hershey Co.	47,675	9,431,545
The Real Good Food Co. LLC:
Class B (a)(c)	149,688	2
Class B unit (a)(e)	149,688	77,987
The Real Good Food Co., Inc. Class A (a)	187,587	97,733
WK Kellogg Co. (d)	84,703	1,608,510
		39,048,999
Household Products - 0.3%
Church & Dwight Co., Inc.	64,425	6,894,119
Colgate-Palmolive Co.	46,065	4,282,202
Procter & Gamble Co.	201,352	33,130,458
The Clorox Co.	24,814	3,264,530
		47,571,309
Personal Care Products - 0.1%
elf Beauty, Inc. (a)	40,843	7,633,965
Kenvue, Inc.	134,158	2,589,249
Oddity Tech Ltd. (d)	278,640	10,005,962
Oddity Tech Ltd. (e)	57,026	2,047,804
The Beauty Health Co. (a)(b)	428,643	947,301
The Beauty Health Co. Class A, (a)(d)	1,498,995	3,312,779
		26,537,060
Tobacco - 0.4%
Philip Morris International, Inc.	822,552	83,390,322
TOTAL CONSUMER STAPLES		608,173,946
ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	119,920	4,014,922
Halliburton Co.	184,447	6,769,205
		10,784,127
Oil, Gas & Consumable Fuels - 0.5%
Cameco Corp. (d)	682,123	37,864,648
EOG Resources, Inc.	9,702	1,208,384
EQT Corp. (d)	141,395	5,809,921
Range Resources Corp.	689,566	25,451,881
Reliance Industries Ltd.	506,346	17,356,378
Valero Energy Corp.	61,770	9,706,538
		97,397,750
TOTAL ENERGY		108,181,877
FINANCIALS - 3.4%
Banks - 0.6%
Bank of America Corp.	1,019,959	40,788,160
HDFC Bank Ltd. sponsored ADR	428,268	24,792,435
JPMorgan Chase & Co.	138,567	28,077,831
Wells Fargo & Co.	290,173	17,387,166
		111,045,592
Capital Markets - 0.6%
3i Group PLC	157,799	5,814,413
BlackRock, Inc. Class A	46,039	35,543,489
Coinbase Global, Inc. (a)	260,704	58,898,248
Goldman Sachs Group, Inc.	20,300	9,267,356
Robinhood Markets, Inc. (a)	372,664	7,788,678
		117,312,184
Consumer Finance - 0.0%
American Express Co.	8,300	1,992,000
Financial Services - 2.2%
Apollo Global Management, Inc.	21,300	2,474,208
Block, Inc. Class A (a)	200,525	12,849,642
Jio Financial Services Ltd.	672,846	2,776,131
MasterCard, Inc. Class A	391,920	175,215,674
PayPal Holdings, Inc. (a)	187,344	11,800,799
Saluda Medical, Inc. warrants 1/20/27 (a)(b)(c)	23,230	37,633
Toast, Inc. (a)	703,705	17,050,772
Visa, Inc. Class A	783,632	213,508,375
		435,713,234
Insurance - 0.0%
Progressive Corp.	42,078	8,886,032
TOTAL FINANCIALS		674,949,042
HEALTH CARE - 13.4%
Biotechnology - 7.2%
4D Molecular Therapeutics, Inc. (a)	113,724	2,725,964
4D Pharma PLC (a)(c)(d)	1,121,955	238,180
AbbVie, Inc.	140,414	22,640,353
Absci Corp. (a)(d)	1,612,052	6,786,739
ACADIA Pharmaceuticals, Inc. (a)	287,143	4,335,859
Acelyrin, Inc.	190,163	783,472
Akouos, Inc. (CVR) (a)(c)	338,256	287,518
Alector, Inc. (a)	1,313,776	6,463,778
Allogene Therapeutics, Inc. (a)	1,416,969	3,542,423
Alnylam Pharmaceuticals, Inc. (a)	470,753	69,873,868
Amgen, Inc.	130,325	39,859,901
Annexon, Inc. (a)	566,623	2,736,789
Apellis Pharmaceuticals, Inc. (a)	125,181	4,913,354
Apogee Therapeutics, Inc.	465,333	21,237,798
Arcellx, Inc. (a)	179,780	9,348,560
Argenx SE ADR (a)	196,229	72,804,884
Arrowhead Pharmaceuticals, Inc. (a)	217,550	4,992,773
Ascendis Pharma A/S sponsored ADR (a)	18,260	2,466,926
aTyr Pharma, Inc. (a)	1,027,420	1,777,437
Avidity Biosciences, Inc. (a)	1,145,891	30,778,632
AVROBIO, Inc. (b)(c)(f)	176,989	2,194,501
Beam Therapeutics, Inc. (a)(d)	303,781	7,236,063
BeiGene Ltd. ADR (a)(d)	162,211	24,145,107
Biomea Fusion, Inc. (a)(d)	648,272	6,819,821
BioNTech SE ADR (a)	24,762	2,491,057
BioXcel Therapeutics, Inc. (a)(d)	323,311	585,193
Boundless Bio, Inc. (m)	132,786	1,211,008
Boundless Bio, Inc. (d)	93,222	850,185
Cargo Therapeutics, Inc.	138,511	2,631,709
Caris Life Sciences, Inc. (a)(b)(c)	362,791	939,629
Century Therapeutics, Inc. (a)(d)	526,746	1,564,436
Cibus, Inc. (a)	315,568	4,563,113
Codiak Biosciences, Inc. warrants 9/15/27 (a)(c)	95,000	1
CRISPR Therapeutics AG (a)(d)	241,776	12,993,042
Cyclerion Therapeutics, Inc. (a)	9,732	25,984
Day One Biopharmaceuticals, Inc. (a)(d)	299,318	3,971,950
Denali Therapeutics, Inc. (a)	6,070	112,659
Dianthus Therapeutics, Inc. (a)	264,485	5,715,521
Disc Medicine, Inc. rights (a)(c)	50,893	1
Dyne Therapeutics, Inc. (a)	265,329	8,458,689
Foghorn Therapeutics, Inc. (a)	591,608	3,449,075
Generation Bio Co. (a)	520,735	1,655,937
Geron Corp. (a)(d)	1,153,479	4,094,850
Ideaya Biosciences, Inc. (a)	1,164,045	42,545,845
Idorsia Ltd. (a)(d)	352,720	1,004,782
Immunocore Holdings PLC ADR (a)	232,658	11,395,589
Immunome, Inc. (a)(d)	465,668	6,957,080
Immunovant, Inc. (a)	1,057,588	26,852,159
Invivyd, Inc. (a)	715,405	1,316,345
Ionis Pharmaceuticals, Inc. (a)(d)	2,494,840	93,731,139
Janux Therapeutics, Inc. (a)	396,211	21,197,289
Korro Bio, Inc. (b)	21,489	1,102,386
Korro Bio, Inc. (a)	36,786	1,887,122
Krystal Biotech, Inc. (a)	223,502	35,771,495
Kymera Therapeutics, Inc. (a)	457,657	14,695,366
Legend Biotech Corp. ADR (a)	672,262	26,897,203
Lexicon Pharmaceuticals, Inc. (a)(d)	1,469,393	2,497,968
Lexicon Pharmaceuticals, Inc. (b)	2,108,250	3,584,025
Lyell Immunopharma, Inc. (a)(d)	334,094	925,440
Moderna, Inc. (a)	1,083,867	154,505,241
Monte Rosa Therapeutics, Inc. (a)	236,992	976,407
Moonlake Immunotherapeutics Class A (a)	139,742	5,681,910
Morphic Holding, Inc. (a)	502,426	15,258,678
Nuvalent, Inc. Class A (a)	618,360	40,576,783
Omega Therapeutics, Inc. (a)(d)	793,527	1,571,183
ORIC Pharmaceuticals, Inc. (a)(d)	282,461	2,539,324
Poseida Therapeutics, Inc. (a)	1,268,001	3,791,323
Prothena Corp. PLC (a)	859,834	17,893,146
RAPT Therapeutics, Inc. (a)	509,007	2,041,118
Recursion Pharmaceuticals, Inc. Class A (a)(d)	649,129	5,374,788
Regeneron Pharmaceuticals, Inc. (a)	91,192	89,382,751
Revolution Medicines, Inc. (a)	363,897	13,948,172
Roivant Sciences Ltd. (a)(d)	4,829,166	50,030,160
Sage Therapeutics, Inc. (a)	567,716	6,307,325
Sana Biotechnology, Inc. (a)(d)	2,283,879	17,129,093
Scholar Rock Holding Corp. (a)	880,851	8,271,191
Scholar Rock Holding Corp. warrants 12/31/25 (a)(b)	39,325	139,159
Seres Therapeutics, Inc. (a)(d)	2,588,432	2,588,432
Shattuck Labs, Inc. (a)	562,562	4,151,708
Sigilon Therapeutics, Inc. rights (a)(c)	8,716	69,118
SpringWorks Therapeutics, Inc. (a)(d)	1,245,874	51,653,936
Spyre Therapeutics, Inc. (a)	336,350	11,755,433
Summit Therapeutics, Inc. (a)(d)	173,690	1,508,498
Tango Therapeutics, Inc. (b)	166,072	1,149,218
Tango Therapeutics, Inc. (a)	404,789	2,801,140
Taysha Gene Therapies, Inc. (a)	1,494,112	5,124,804
Tourmaline Bio, Inc.	25,949	357,318
UNITY Biotechnology, Inc. warrants 8/22/27 (a)	718,049	3,350
Vaxcyte, Inc. (a)	374,624	26,324,828
Vera Therapeutics, Inc. (a)	272,672	10,358,809
Vertex Pharmaceuticals, Inc. (a)	89,831	40,903,648
Verve Therapeutics, Inc. (a)(d)	141,282	733,254
Viking Therapeutics, Inc. (a)	1,375,171	85,618,146
Vor Biopharma, Inc. (a)	528,364	713,291
WuXi XDC Cayman, Inc. (d)	144,914	284,518
Zai Lab Ltd. ADR (a)(d)	124,144	2,207,280
Zealand Pharma A/S (a)	267,635	25,107,720
Zentalis Pharmaceuticals, Inc. (a)	292,637	3,476,528
		1,408,974,701
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	39,117	3,997,366
Blink Health LLC Series A1 (a)(b)(c)	65,933	2,722,374
Boston Scientific Corp. (a)	41,847	3,162,378
DexCom, Inc. (a)	106,507	12,649,836
GE Healthcare Technologies, Inc.	64,834	5,057,052
Inspire Medical Systems, Inc. (a)	9,443	1,499,454
Insulet Corp. (a)	23,916	4,237,676
Intuitive Surgical, Inc. (a)	222,596	89,510,304
Medical Microinstruments, Inc. warrants 2/16/31 (a)(b)(c)	3,611	44,704
Novocure Ltd. (a)	1,871,409	41,189,712
Outset Medical, Inc. (a)	461,589	1,721,727
Penumbra, Inc. (a)	7,147	1,354,142
Presbia PLC (a)(c)	96,997	1
PROCEPT BioRobotics Corp. (a)	494,193	32,814,415
		199,961,141
Health Care Providers & Services - 0.9%
Alignment Healthcare, Inc. (a)	456,906	3,600,419
Guardant Health, Inc. (a)	148,008	4,011,017
Humana, Inc.	15,589	5,582,733
McKesson Corp.	32,415	18,463,260
RadNet, Inc. (a)	77,851	4,565,183
The Oncology Institute, Inc. (a)(b)	446,788	220,803
UnitedHealth Group, Inc.	270,779	134,135,793
		170,579,208
Health Care Technology - 0.0%
DNA Script (a)(b)(c)	115	11,427
DNA Script (a)(b)(c)	439	43,661
		55,088
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc. (a)	601,922	13,495,091
Danaher Corp.	50,463	12,958,898
Gerresheimer AG	21,908	2,509,592
Thermo Fisher Scientific, Inc.	51,693	29,360,590
WuXi AppTec Co. Ltd. (H Shares) (e)	349,411	1,525,840
Wuxi Biologics (Cayman), Inc. (a)(e)	2,339,196	3,356,134
		63,206,145
Pharmaceuticals - 4.0%
Adimab LLC (b)(c)(g)	196,899	3,715,484
Adimab LLC (a)(b)(c)(g)	196,899	1,063,255
Agomab Therapeutics SA warrants 10/10/33 (a)(b)(c)	10	0
Alto Neuroscience, Inc.	141,003	1,686,396
Arvinas Holding Co. LLC (a)	59,983	1,987,837
Atea Pharmaceuticals, Inc. (a)	724,442	2,658,702
Bristol-Myers Squibb Co.	132,814	5,457,327
Dragonfly Therapeutics, Inc. (a)(b)(c)	31,376	574,808
Eli Lilly & Co.	652,628	535,376,854
Fulcrum Therapeutics, Inc. (a)	452,907	3,555,320
GH Research PLC (a)(d)	359,843	5,070,188
Harmony Biosciences Holdings, Inc. (a)(d)	572,185	16,822,239
Intra-Cellular Therapies, Inc. (a)	1,017,267	68,401,033
Merck & Co., Inc.	58,341	7,324,129
Neumora Therapeutics, Inc.	171,292	1,695,791
Novo Nordisk A/S Series B sponsored ADR	510,868	69,110,223
Nuvation Bio, Inc. Class A (a)	2,825,607	8,759,382
OptiNose, Inc. (a)	1,822,866	1,968,695
OptiNose, Inc. warrants (a)	233,127	40,341
Pfizer, Inc.	27,759	795,573
Pharvaris BV (a)	296,239	5,616,691
Pliant Therapeutics, Inc. (a)(d)	491,560	5,962,623
Sienna Biopharmaceuticals, Inc. (a)(c)	419,558	4
Skyhawk Therapeutics, Inc. (a)(b)(c)	127,580	1,630,472
Structure Therapeutics, Inc. ADR (a)	32,463	1,110,235
UCB SA	272,613	38,239,635
		788,623,237
TOTAL HEALTH CARE		2,631,399,520
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.6%
AeroVironment, Inc. (a)	28,119	5,684,256
General Electric Co.	76,008	12,551,961
Lockheed Martin Corp.	44,031	20,709,541
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	523,363	50,766,211
Class C (a)(b)(c)	59,083	5,731,051
The Boeing Co. (a)	142,503	25,309,958
		120,752,978
Air Freight & Logistics - 0.0%
Delhivery Private Ltd. (a)	486,000	2,242,508
United Parcel Service, Inc. Class B	23,803	3,306,951
		5,549,459
Building Products - 0.1%
Builders FirstSource, Inc. (a)	76,136	12,241,907
Commercial Services & Supplies - 0.0%
Veralto Corp.	11,554	1,138,993
Construction & Engineering - 0.2%
Fluor Corp. (a)	511,867	22,215,028
Quanta Services, Inc.	66,603	18,378,432
		40,593,460
Electrical Equipment - 1.2%
Eaton Corp. PLC	361,481	120,318,951
Emerson Electric Co.	216,834	24,320,101
Fluence Energy, Inc. (a)(d)	10,233	257,155
GE Vernova LLC	140,642	24,738,928
Generac Holdings, Inc. (a)	148,298	21,830,949
Nextracker, Inc. Class A (a)	52,594	2,901,611
NuScale Power Corp. Class A (a)(d)	286,808	2,503,834
Schneider Electric SA	74,600	18,611,237
Vertiv Holdings Co.	157,521	15,448,084
		230,930,850
Ground Transportation - 1.2%
Avis Budget Group, Inc. (d)	353,637	40,219,136
Bird Global, Inc.:
Stage 1 rights (a)(c)	1,095	0
Stage 2 rights (a)(c)	1,095	0
Stage 3 rights (a)(c)	1,095	0
Hertz Global Holdings, Inc. (a)(d)	76,737	334,573
Lyft, Inc. (a)	1,065,823	16,637,497
Old Dominion Freight Lines, Inc.	69,120	12,113,280
Uber Technologies, Inc. (a)	2,057,473	132,830,457
Union Pacific Corp.	163,835	38,144,065
		240,279,008
Industrial Conglomerates - 0.0%
Honeywell International, Inc.	45,671	9,234,219
Machinery - 0.5%
Caterpillar, Inc.	146,526	49,601,982
Deere & Co.	38,578	14,457,491
FANUC Corp.	108,800	3,045,539
Illinois Tool Works, Inc.	59,269	14,387,550
Ingersoll Rand, Inc.	83,260	7,747,343
Mitsubishi Heavy Industries Ltd.	537,100	4,698,420
		93,938,325
Passenger Airlines - 0.4%
Delta Air Lines, Inc.	429,706	21,923,600
Ryanair Holdings PLC sponsored ADR	7,567	920,450
Southwest Airlines Co.	613,163	16,457,295
United Airlines Holdings, Inc. (a)	444,711	23,565,236
Wizz Air Holdings PLC (a)(e)	432,255	12,747,035
		75,613,616
Professional Services - 0.0%
LegalZoom.com, Inc. (a)	4,542	39,879
Paylocity Holding Corp. (a)	27,072	3,848,826
		3,888,705
TOTAL INDUSTRIALS		834,161,520
INFORMATION TECHNOLOGY - 44.9%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	234,955	69,934,356
Ciena Corp. (a)	993,121	47,838,639
Infinera Corp. (a)(d)	4,373,570	25,016,820
		142,789,815
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (a)	73,588	4,198,931
TE Connectivity Ltd.	3,771	564,519
		4,763,450
IT Services - 1.2%
Accenture PLC Class A	99,805	28,173,953
Akamai Technologies, Inc. (a)	74,048	6,830,188
Cloudflare, Inc. (a)	1,203,632	81,473,850
IBM Corp.	200,911	33,522,000
Kyndryl Holdings, Inc. (a)	225,895	6,011,066
MongoDB, Inc. Class A (a)	44,092	10,408,358
Okta, Inc. (a)	192,777	17,095,464
Shopify, Inc. Class A (a)	713,657	42,234,545
Snowflake, Inc. (a)	94,872	12,919,669
Twilio, Inc. Class A (a)	13,299	763,363
X Holdings Corp. Class A (a)(b)(c)	26,890	782,499
		240,214,955
Semiconductors & Semiconductor Equipment - 21.8%
Advanced Micro Devices, Inc. (a)	757,304	126,394,038
Allegro MicroSystems LLC (a)	101,157	3,048,872
Applied Materials, Inc.	459,584	98,847,327
Arm Holdings Ltd. ADR (d)	98,493	11,870,376
ASML Holding NV (depository receipt)	30,875	29,650,806
Astera Labs, Inc. (m)	370,145	23,889,158
Astera Labs, Inc.	255,198	16,470,479
Broadcom, Inc.	115,456	153,389,069
Cirrus Logic, Inc. (a)	313,775	35,989,993
Enphase Energy, Inc. (a)	45,363	5,801,928
First Solar, Inc. (a)	245,733	66,780,400
GlobalFoundries, Inc. (a)	191,067	9,362,283
Impinj, Inc. (a)	195,608	32,015,161
Intel Corp.	8,820	272,097
KLA Corp.	65,320	49,612,500
Lam Research Corp.	23,621	22,025,165
Lattice Semiconductor Corp. (a)	78,631	5,837,565
Marvell Technology, Inc.	1,161,573	79,927,838
Micron Technology, Inc.	330,568	41,321,000
Monolithic Power Systems, Inc.	41,087	30,224,830
NVIDIA Corp.	2,906,258	3,186,217,822
ON Semiconductor Corp. (a)	298,825	21,826,178
Qualcomm, Inc.	251,035	51,223,692
Silicon Laboratories, Inc. (a)	592,059	74,700,084
SiTime Corp. (a)	228,175	27,796,279
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	207,890	31,399,706
Teradyne, Inc.	141,096	19,886,070
Texas Instruments, Inc.	167,332	32,631,413
Wolfspeed, Inc. (a)(d)	133,544	3,432,081
Xsight Labs Ltd. warrants 1/11/34 (a)(b)(c)	24,668	45,389
		4,291,889,599
Software - 12.7%
Adobe, Inc. (a)	260,650	115,926,694
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	351,555	664,439
Atlassian Corp. PLC Class A, (a)	11,456	1,796,988
Autodesk, Inc. (a)	136,672	27,553,075
Bill Holdings, Inc. (a)	34,074	1,773,552
Clear Secure, Inc.	639	10,793
Confluent, Inc. (a)	873,350	22,680,900
CoreWeave, Inc. (c)	41,224	32,115,557
Crowdstrike Holdings, Inc. (a)	171,156	53,686,503
Datadog, Inc. Class A (a)	138,247	15,232,054
DocuSign, Inc. (a)	71,134	3,893,875
Elastic NV (a)	67,066	6,978,217
Figma, Inc. (b)(c)	129,465	3,002,682
Freshworks, Inc. (a)	213,719	2,752,701
HubSpot, Inc. (a)	73,337	44,812,574
Intuit, Inc.	102,174	58,897,181
Microsoft Corp.	2,425,624	1,006,949,291
Nutanix, Inc. Class A (a)	4,337,977	239,955,198
Oracle Corp.	2,254,015	264,148,018
Palantir Technologies, Inc. (a)	481,075	10,429,706
Palo Alto Networks, Inc. (a)	65,949	19,449,020
PTC, Inc. (a)	5,336	940,417
RingCentral, Inc. (a)	39,156	1,339,135
Rubrik, Inc.	48,270	1,471,270
Salesforce, Inc.	1,158,340	271,561,230
Samsara, Inc. (a)	133,023	4,513,470
SentinelOne, Inc. (a)	82,162	1,382,786
ServiceNow, Inc. (a)	295,512	194,130,698
Stripe, Inc. Class B (a)(b)(c)	38,500	1,001,000
Synopsys, Inc. (a)	10,067	5,645,574
UiPath, Inc. Class A (a)	1,768,475	21,681,504
Workday, Inc. Class A (a)	79,659	16,843,896
Zoom Video Communications, Inc. Class A (a)	294,656	18,074,199
Zscaler, Inc. (a)	107,338	18,243,166
		2,489,537,363
Technology Hardware, Storage & Peripherals - 8.5%
Apple, Inc.	6,969,785	1,339,941,166
Dell Technologies, Inc.	26,603	3,712,715
Pure Storage, Inc. Class A (a)	5,048,945	304,400,894
Samsung Electronics Co. Ltd.	89,935	4,771,128
Seagate Technology Holdings PLC	77,735	7,248,011
Super Micro Computer, Inc. (a)	15,526	12,180,302
		1,672,254,216
TOTAL INFORMATION TECHNOLOGY		8,841,449,398
MATERIALS - 0.6%
Chemicals - 0.2%
Albemarle Corp. (d)	49,573	6,077,154
Corteva, Inc.	349,693	19,561,826
Farmers Business Network, Inc. (a)(c)	9,829	21,329
Farmers Business Network, Inc. warrants 9/27/33 (a)(b)(c)	993,920	2,146,867
		27,807,176
Containers & Packaging - 0.0%
Ball Corp.	20,081	1,394,224
Metals & Mining - 0.4%
Barrick Gold Corp. (Canada)	553,704	9,445,407
Freeport-McMoRan, Inc.	1,414,222	74,571,926
		84,017,333
TOTAL MATERIALS		113,218,733
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	92,260	18,058,972
Equinix, Inc.	7,840	5,981,763
		24,040,735
TOTAL COMMON STOCKS (Cost $12,075,693,753)		19,278,556,926

Preferred Stocks - 1.5%
	Shares	Value ($)
Convertible Preferred Stocks - 1.5%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	49,039	11,643,820

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	22,348	9,833
Series C(a)(b)(c)	87,936	64,193
Series D(a)(b)(c)	219,600	232,776
		306,802
Broadline Retail - 0.0%
Meesho:
Series E1(b)(c)	4,896	275,106
Series F(a)(b)(c)	66,982	3,829,361
		4,104,467
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	1,400	371,574

Textiles, Apparel & Luxury Goods - 0.1%
Canva, Inc.:
Series A(b)(c)	1,477	1,575,457
Series A2(b)(c)	268	285,865
Freenome, Inc.:
Series C(a)(b)(c)	141,369	777,530
Series D(a)(b)(c)	125,665	737,654
Laronde, Inc. Series B (a)(b)(c)	81,282	2,275,896
		5,652,402
TOTAL CONSUMER DISCRETIONARY		10,435,245

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	19,907	676,639
Series H(a)(b)(c)	20,720	896,554
		1,573,193
Food Products - 0.0%
AgBiome LLC Series D (a)(b)(c)	511,821	87,010

TOTAL CONSUMER STAPLES		1,660,203

FINANCIALS - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)	113,800	1,490,780
Kartos Therapeutics, Inc. Series C (b)(c)	472,772	2,855,543
Paragon Biosciences Emalex Capital, Inc.:
Series C(a)(b)(c)	109,967	1,302,009
Series D1(a)(b)(c)	190,900	2,267,892
Series D2(a)(b)(c)	15,557	175,639
Saluda Medical, Inc.:
Series D(a)(b)(c)	154,870	1,386,087
Series E(a)(b)(c)	287,593	2,004,523
Tenstorrent Holdings, Inc. Series C1 (b)(c)	32,710	2,051,571
		13,534,044
HEALTH CARE - 0.5%
Biotechnology - 0.4%
Altos Labs, Inc.:
Series B(a)(b)(c)	124,464	3,114,089
Series C(b)(c)	52,694	1,318,404
Ankyra Therapeutics Series B (a)(b)(c)	329,325	1,452,323
Asimov, Inc. Series B (a)(b)(c)	19,920	893,810
Bright Peak Therapeutics, Inc.:
Series B(a)(b)(c)	282,257	460,079
Series C(b)(c)	1,110,268	1,254,603
Caris Life Sciences, Inc. Series D (a)(b)(c)	258,638	669,872
Castle Creek Biosciences, Inc.:
Series C(a)(b)(c)	582	135,187
Series D1(a)(b)(c)	4,476	941,527
Series D2(a)(b)(c)	1,254	234,724
Cellanome, Inc. Series B (b)(c)	400,974	2,995,276
City Therapeutics, Inc. Series A (b)(c)	298,887	2,997,837
Cleerly, Inc. Series C (a)(b)(c)	294,888	3,170,046
Deep Genomics, Inc. Series C (a)(b)(c)	155,443	1,700,546
Element Biosciences, Inc.:
Series B(a)(b)(c)	125,057	955,435
Series C(a)(b)(c)	114,255	1,035,150
ElevateBio LLC Series C (a)(b)(c)	247,600	757,656
Fog Pharmaceuticals, Inc.:
Series D(a)(b)(c)	272,597	1,665,568
Series E(b)(c)	202,540	1,265,875
Generate Biomedicines:
Series B(a)(b)(c)	191,856	2,273,494
Series C(b)(c)	105,751	1,253,149
Genesis Therapeutics, Inc. Series B (b)(c)	583,881	3,258,056
Inscripta, Inc.:
Series D(a)(b)(c)	277,957	658,758
Series E(a)(b)(c)	215,182	645,546
LifeMine Therapeutics, Inc. Series C (a)(b)(c)	1,759,782	3,484,368
National Resilience, Inc.:
Series B(a)(b)(c)	182,315	7,042,828
Series C(a)(b)(c)	74,748	2,887,515
Odyssey Therapeutics, Inc.:
Series B(a)(b)(c)	458,024	2,876,391
Series C(b)(c)	442,442	2,486,524
Quell Therapeutics Ltd. Series B (a)(b)(c)	822,639	1,661,731
Rapport Therapeutics, Inc. Series B (b)(c)	1,743,823	3,435,331
SalioGen Therapeutics, Inc. Series B (a)(b)(c)	14,028	937,912
Sonoma Biotherapeutics, Inc.:
Series B(a)(b)(c)	587,934	1,687,371
Series B1(a)(b)(c)	313,559	1,012,796
T-Knife Therapeutics, Inc. Series B (a)(b)(c)	241,456	886,144
Treeline Biosciences:
Series A(a)(b)(c)	283,817	2,327,299
Series A1(a)(b)(c)	151,334	1,269,692
		67,102,912
Health Care Equipment & Supplies - 0.1%
Blink Health LLC:
Series C(a)(b)(c)	145,007	5,987,339
Series C1(b)(c)	56,458	2,331,151
Kardium, Inc. Series D6 (a)(b)(c)	1,087,032	739,182
Medical Microinstruments, Inc. Series C (b)(c)	81,214	2,655,698
		11,713,370
Health Care Providers & Services - 0.0%
Conformal Medical, Inc.:
Series C(a)(b)(c)	140,186	531,305
Series D(b)(c)	153,658	682,242
Scorpion Therapeutics, Inc. Series B (a)(b)(c)	260,848	605,167
		1,818,714
Health Care Technology - 0.0%
Aledade, Inc.:
Series B1(a)(b)(c)	26,096	1,028,182
Series E1(a)(b)(c)	21,357	841,466
DNA Script:
Series B(a)(b)(c)	6	666
Series C(a)(b)(c)	2,549	918,713
Omada Health, Inc. Series E (a)(b)(c)	636,551	2,565,301
PrognomIQ, Inc.:
Series A5(a)(b)(c)	37,950	63,756
Series B(a)(b)(c)	196,968	460,905
Series C(a)(b)(c)	65,704	174,773
Wugen, Inc. Series B (a)(b)(c)	121,894	468,073
		6,521,835
Pharmaceuticals - 0.0%
Agomab Therapeutics SA Series C (b)(c)	15,098	3,767,388
Galvanize Therapeutics Series B (a)(b)(c)	1,125,997	957,097
Mirador Therapeutics, Inc. Series A (b)(c)	957,764	2,873,292
		7,597,777
TOTAL HEALTH CARE		94,754,608

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	7,729	7,497,130
Series J(b)(c)	52,171	50,605,870
Series N(a)(b)(c)	19,900	19,303,000
		77,406,000
Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A(a)(b)(c)	10,545	1,164,590
Series B, 6.00%(a)(b)(c)	20,919	2,601,278
		3,765,868
TOTAL INDUSTRIALS		81,171,868

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Enevate Corp. Series E (a)(b)(c)	754,820	558,567
Menlo Micro, Inc. Series C (a)(b)(c)	993,699	695,589
VAST Data Ltd.:
Series A(b)(c)	107,503	1,935,054
Series A1(b)(c)	264,598	4,762,764
Series A2(b)(c)	304,373	5,478,714
Series B(b)(c)	242,193	4,359,474
Series C(b)(c)	7,060	127,080
Series E(b)(c)	231,432	4,165,776
		22,083,018
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (a)(b)(c)	43,034	792,686
Retym, Inc. Series C (b)(c)	202,380	1,738,444
Sima Technologies, Inc.:
Series B(a)(b)(c)	299,482	2,009,524
Series B1(a)(b)(c)	167,848	1,290,751
Xsight Labs Ltd.:
Series D(a)(b)(c)	122,201	628,113
Series D1(b)(c)	82,226	607,650
		7,067,168
Software - 0.2%
Anthropic PBC Series D (b)(c)	100,142	3,004,711
ASAPP, Inc. Series D (b)(c)	612,736	1,378,656
Bolt Technology OU Series E (a)(b)(c)	17,815	2,364,466
CoreWeave, Inc. Series C (b)(c)	4,507	3,511,178
Databricks, Inc.:
Series G(a)(b)(c)	37,815	2,973,393
Series H(a)(b)(c)	56,085	4,409,964
Series I(b)(c)	3,131	246,191
Evozyne, Inc.:
Series A(a)(b)(c)	78,000	1,301,040
Series B(b)(c)	95,720	1,621,497
Skyryse, Inc. Series B (a)(b)(c)	117,653	2,393,062
Stripe, Inc. Series H (a)(b)(c)	14,400	374,400
xAI Corp. Series B (b)(c)	677,598	8,110,848
		31,689,406
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc.:
Series C(b)(c)	136,712	3,044,576
Series C2(b)(c)	21,474	564,122
		3,608,698
TOTAL INFORMATION TECHNOLOGY		64,448,290

MATERIALS - 0.0%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (a)(b)(c)	33,030	71,675

Metals & Mining - 0.0%
Diamond Foundry, Inc. Series C (a)(b)(c)	301,038	6,719,168

TOTAL MATERIALS		6,790,843

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials:
Series C(a)(b)(c)	20,469	730,334
Series D(b)(c)	7,960	284,013
		1,014,347
TOTAL CONVERTIBLE PREFERRED STOCKS		285,453,268
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Waymo LLC Series A2 (a)(b)(c)	6,592	396,509

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (a)(b)(c)	127,757	3,822,489

TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,218,998
TOTAL PREFERRED STOCKS (Cost $283,773,052)		289,672,266

Convertible Bonds - 0.0%
	Principal Amount (h)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(c)	310,600	401,047
4% 6/12/27 (b)(c)	82,200	106,137
6.5% 10/29/26 (b)(c)(i)	2,181,850	2,323,888
		2,831,072
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/27 (b)(c)	1,089,800	1,117,372
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Evozyne, Inc. 6% 9/13/28 pay-in-kind (b)(c)	1,533,103	1,657,285
MATERIALS - 0.0%
Chemicals - 0.0%
Farmers Business Network, Inc. 15% 9/28/25 (b)(c)	993,920	1,317,342
TOTAL CONVERTIBLE BONDS (Cost $6,191,473)		6,923,071

Preferred Securities - 0.0%
	Principal Amount (h)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c)	280,502	509,762
FINANCIALS - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings, Inc. 5% 11/6/25 (b)(c)	993,812	1,126,600
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium, Inc.:
0% (b)(c)(j)	1,541,987	1,031,589
10% 12/31/26 (b)(c)	2,736,215	2,736,959
		3,768,548
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (b)(c)(j)	39,251	43,080
Semiconductors & Semiconductor Equipment - 0.0%
Sima Technologies, Inc. 10% 12/31/27 (b)(c)	424,907	436,477
TOTAL INFORMATION TECHNOLOGY		479,557
TOTAL PREFERRED SECURITIES (Cost $6,016,674)		5,884,467

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (k)	93,491,003	93,509,701
Fidelity Securities Lending Cash Central Fund 5.39% (k)(l)	438,369,804	438,413,641
TOTAL MONEY MARKET FUNDS (Cost $531,923,342)		531,923,342

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $12,903,598,294)	20,112,960,072
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(440,481,995)
NET ASSETS - 100.0%	19,672,478,077

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $405,808,995 or 2.1% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,754,800 or 0.1% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
(m)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $30,143,781 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	1/19/21	7,455,144

Adimab LLC	1/19/21	2,544,864

AgBiome LLC Series D	9/03/21	3,033,967

Agomab Therapeutics SA warrants 10/10/33	10/03/23	0

Agomab Therapeutics SA Series C	10/03/23	3,296,587

Akeana Series C	1/23/24	1,452,179

Aledade, Inc. Series B1	5/07/21	999,234

Aledade, Inc. Series E1	5/20/22	1,063,886

Alif Semiconductor Series C	3/08/22	873,527

Altos Labs, Inc. Series B	7/22/22	2,383,286

Altos Labs, Inc. Series C	3/15/24	1,318,530

Ankyra Therapeutics Series B	8/26/21	1,854,693

Anthropic PBC Series D	5/31/24	3,004,711

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series D	8/29/23	2,366,080

Asimov, Inc. Series B	10/29/21	1,846,200

AVROBIO, Inc.	1/30/24	2,194,501

Beta Technologies, Inc. Series A	4/09/21	772,632

Beta Technologies, Inc. Series B, 6.00%	4/04/22	2,158,213

Blink Health LLC Series A1	12/30/20	1,786,125

Blink Health LLC Series C	11/07/19 - 7/14/21	5,535,788

Blink Health LLC Series C1	7/15/22 - 2/02/24	2,193,318

Bolt Technology OU Series E	1/03/22	4,628,275

Bowery Farming, Inc. warrants	10/25/23	0

Bright Peak Therapeutics, Inc. Series B	5/14/21	1,102,496

Bright Peak Therapeutics, Inc. Series C	5/07/24	1,258,489

ByteDance Ltd. Series E1	11/18/20	5,373,408

Canva, Inc. Class A	3/18/24	1,925,323

Canva, Inc. Series A	9/22/23	1,575,458

Canva, Inc. Series A2	9/22/23	285,865

Caris Life Sciences, Inc.	10/06/22	2,031,630

Caris Life Sciences, Inc. Series D	5/11/21	2,094,968

Castle Creek Biosciences, Inc. Series C	12/09/19	239,697

Castle Creek Biosciences, Inc. Series D1	4/19/22	962,474

Castle Creek Biosciences, Inc. Series D2	6/28/21	215,100

Cellanome, Inc. Series B	1/08/24	3,003,295

Circle Internet Financial Ltd. Series E	5/11/21	2,073,500

City Therapeutics, Inc. Series A	4/17/24	2,997,687

Cleerly, Inc. Series C	7/08/22	3,473,958

Conformal Medical, Inc. Series C	7/24/20	514,071

Conformal Medical, Inc. Series D	5/26/23	780,530

CoreWeave, Inc. Series C	5/17/24	3,511,178

Databricks, Inc. Series G	2/01/21	2,235,722

Databricks, Inc. Series H	8/31/21	4,121,358

Databricks, Inc. Series I	9/14/23	230,129

Deep Genomics, Inc. Series C	7/21/21	2,254,110

Diamond Foundry, Inc. Series C	3/15/21	7,224,912

Discord, Inc. Series I	9/15/21	770,874

DNA Script	12/17/21	443,611

DNA Script Series B	12/17/21	4,804

DNA Script Series C	10/01/21	2,217,248

Dragonfly Therapeutics, Inc.	12/19/19	830,209

Element Biosciences, Inc. Series B	12/13/19	655,374

Element Biosciences, Inc. Series C	6/21/21	2,348,706

ElevateBio LLC Series C	3/09/21	1,038,682

Enevate Corp. Series E	1/29/21	836,858

Enevate Corp. 6%	11/02/23	39,251

Epic Games, Inc.	7/13/20 - 7/30/20	2,875,000

Evozyne, Inc. Series A	4/09/21	1,752,660

Evozyne, Inc. Series B	9/14/23	1,482,703

Evozyne, Inc. 6% 9/13/28 pay-in-kind	9/14/23 - 3/13/24	1,533,103

Fanatics, Inc. Class A	8/13/20 - 10/24/22	7,298,410

Farmers Business Network, Inc. warrants 9/27/33	9/29/23	1

Farmers Business Network, Inc. Series G	9/15/21	2,053,072

Farmers Business Network, Inc. 15% 9/28/25	9/29/23	993,920

Figma, Inc.	5/15/24	3,002,682

Fog Pharmaceuticals, Inc. Series D	11/17/22	2,933,989

Fog Pharmaceuticals, Inc. Series E	2/29/24	1,261,439

Freenome, Inc. Series C	8/14/20	934,916

Freenome, Inc. Series D	11/22/21	947,803

Galvanize Therapeutics Series B	3/29/22	1,949,422

Galvanize Therapeutics 6% 2/28/27	2/28/24	1,089,800

Generate Biomedicines Series B	11/02/21	2,273,494

Generate Biomedicines Series C	6/05/23	1,253,149

Genesis Therapeutics, Inc. Series B	8/10/23	2,982,231

GoBrands, Inc. Series G	3/02/21	4,971,122

GoBrands, Inc. Series H	7/22/21	8,049,525

Inscripta, Inc. Series D	11/13/20	1,270,263

Inscripta, Inc. Series E	3/30/21	1,900,057

Kardium, Inc. Series D6	12/30/20	1,104,251

Kardium, Inc. 0%	12/30/20	1,541,987

Kardium, Inc. 10% 12/31/26	5/31/24	2,736,215

Kartos Therapeutics, Inc. Series C	8/22/23	2,672,580

Korro Bio, Inc.	7/14/23	1,212,586

Laronde, Inc. Series B	8/13/21	2,275,896

Lexicon Pharmaceuticals, Inc.	3/11/24	4,574,903

LifeMine Therapeutics, Inc. Series C	2/15/22	3,583,954

Lightmatter, Inc. Series C	5/19/23	2,249,842

Lightmatter, Inc. Series C2	12/18/23	558,363

Medical Microinstruments, Inc. warrants 2/16/31	2/16/24	0

Medical Microinstruments, Inc. Series C	2/16/24	2,707,163

Meesho Series E1	4/18/24	274,176

Meesho Series F	9/21/21	5,135,664

Menlo Micro, Inc. Series C	2/09/22	1,317,148

Mirador Therapeutics, Inc. Series A	3/19/24	2,873,292

National Resilience, Inc. Series B	12/01/20	2,490,423

National Resilience, Inc. Series C	6/28/21	3,319,559

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	310,600

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	82,200

Neutron Holdings, Inc. 6.5% 10/29/26	10/29/21 - 4/29/24	2,181,850

Odyssey Therapeutics, Inc. Series B	9/30/22	2,892,806

Odyssey Therapeutics, Inc. Series C	10/25/23	2,212,210

Omada Health, Inc. Series E	12/22/21	3,816,251

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,176,647

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	2,067,447

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	134,101

PrognomIQ, Inc. Series A5	8/20/20	22,922

PrognomIQ, Inc. Series B	9/11/20	450,094

PrognomIQ, Inc. Series C	2/16/22	201,054

Quell Therapeutics Ltd. Series B	11/24/21	1,554,788

Rad Power Bikes, Inc.	1/21/21	826,883

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	107,803

Rad Power Bikes, Inc. Series C	1/21/21	424,189

Rad Power Bikes, Inc. Series D	9/17/21	2,104,602

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	280,502

Rapport Therapeutics, Inc. Series B	8/11/23	2,924,862

Redwood Materials Series C	5/28/21	970,302

Redwood Materials Series D	6/02/23	379,977

Retym, Inc. Series C	5/17/23 - 6/20/23	1,574,880

SalioGen Therapeutics, Inc. Series B	12/10/21	1,485,060

Saluda Medical, Inc. warrants 1/20/27	1/20/22	0

Saluda Medical, Inc. Series D	1/20/22	1,975,505

Saluda Medical, Inc. Series E	4/06/23	2,321,968

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	631,103

Sima Technologies, Inc. Series B	5/10/21	1,535,564

Sima Technologies, Inc. Series B1	4/25/22 - 10/17/22	1,190,194

Sima Technologies, Inc. 10% 12/31/27	4/08/24	424,907

Skyhawk Therapeutics, Inc.	5/21/21	2,094,864

Skyryse, Inc. Series B	10/21/21	2,903,673

Sonoma Biotherapeutics, Inc. Series B	7/26/21	1,161,934

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	929,546

Space Exploration Technologies Corp. Class A	2/16/21 - 4/02/24	40,906,894

Space Exploration Technologies Corp. Class C	4/02/24	5,731,051

Space Exploration Technologies Corp. Series G	9/07/23	6,260,490

Space Exploration Technologies Corp. Series J	9/07/23	42,258,510

Space Exploration Technologies Corp. Series N	8/04/20	5,373,000

Stripe, Inc. Class B	5/18/21	1,544,943

Stripe, Inc. Series H	3/15/21	577,800

T-Knife Therapeutics, Inc. Series B	6/30/21	1,392,911

Tango Therapeutics, Inc.	8/09/23	855,271

Tenstorrent Holdings, Inc. Series C1	4/23/21	1,944,778

Tenstorrent Holdings, Inc. 5% 11/6/25	11/06/23	993,812

The Beauty Health Co.	12/08/20	4,286,430

The Oncology Institute, Inc.	6/28/21	4,467,880

Treeline Biosciences Series A	7/30/21 - 10/27/22	2,221,578

Treeline Biosciences Series A1	10/27/22	1,303,031

VAST Data Ltd. Series A	11/28/23	1,182,533

VAST Data Ltd. Series A1	11/28/23	2,910,578

VAST Data Ltd. Series A2	11/28/23	3,348,103

VAST Data Ltd. Series B	11/28/23	2,664,123

VAST Data Ltd. Series C	11/28/23	77,660

VAST Data Ltd. Series E	11/28/23	5,091,504

Waymo LLC Series A2	5/08/20	566,037

Wugen, Inc. Series B	7/09/21	945,276

X Holdings Corp. Class A	10/27/21	2,482,445

xAI Corp. Series B	5/13/24	8,110,848

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	977,119

Xsight Labs Ltd. Series D1	1/11/24	657,479

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	34,870,540	766,480,310	707,839,601	1,195,490	(1,548)	-	93,509,701	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	346,108,627	893,134,326	800,829,312	1,035,518	-	-	438,413,641	1.8%
Total	380,979,167	1,659,614,636	1,508,668,913	2,231,008	(1,548)	-	531,923,342

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,278,236,537	2,263,592,717	-	14,643,820
Consumer Discretionary	3,187,221,192	3,143,666,105	16,488,263	27,066,824
Consumer Staples	609,834,149	608,172,813	-	1,661,336
Energy	108,181,877	108,181,877	-	-
Financials	692,305,575	669,096,996	5,814,413	17,394,166
Health Care	2,726,154,128	2,544,144,813	73,719,569	108,289,746
Industrials	915,333,388	738,562,027	39,102,231	137,669,130
Information Technology	8,905,897,688	8,799,066,704	4,771,128	102,059,856
Materials	120,009,576	111,050,537	-	8,959,039
Real Estate	24,040,735	24,040,735	-	-
Utilities	1,014,347	-	-	1,014,347

Corporate Bonds	6,923,071	-	-	6,923,071

Preferred Securities	5,884,467	-	-	5,884,467

Money Market Funds	531,923,342	531,923,342	-	-
Total Investments in Securities:	20,112,960,072	19,541,498,666	139,895,604	431,565,802

Net Unrealized Appreciation on Unfunded Commitments	7,011	-	-	7,011
Total	7,011	-	-	7,011
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$339,311,768
Net Realized Gain (Loss) on Investment Securities	1,902
Net Unrealized Gain (Loss) on Investment Securities	34,770,366
Cost of Purchases	69,687,948
Proceeds of Sales	(40,774)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(12,165,408)
Ending Balance	$431,565,802
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2024	$34,767,850

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $427,467,031) - See accompanying schedule:
Unaffiliated issuers (cost $12,371,674,952)	$19,581,036,730
Fidelity Central Funds (cost $531,923,342)	531,923,342

Total Investment in Securities (cost $12,903,598,294)		$20,112,960,072
Cash		300
Foreign currency held at value (cost $96,339)		96,339
Receivable for investments sold		13,199,872
Unrealized appreciation on unfunded commitments		7,011
Receivable for fund shares sold		10,675,868
Dividends receivable		7,491,288
Interest receivable		209,677
Distributions receivable from Fidelity Central Funds		361,106
Total assets		20,145,001,533
Liabilities
Payable for investments purchased
Regular delivery	$15,414,787
Delayed delivery	2,194,501
Payable for fund shares redeemed	8,161,440
Accrued management fee	7,261,619
Other payables and accrued expenses	1,080,014
Collateral on securities loaned	438,411,095
Total liabilities		472,523,456
Commitments and contingent liabilities (see Commitments note)
Net Assets		$19,672,478,077
Net Assets consist of:
Paid in capital		$11,973,671,006
Total accumulated earnings (loss)		7,698,807,071
Net Assets		$19,672,478,077
Net Asset Value, offering price and redemption price per share ($19,672,478,077 ÷ 736,945,651 shares)		$26.69
Consolidated Statement of Operations
		Six months ended May 31, 2024 (Unaudited)
Investment Income
Dividends		$42,876,488
Interest		260,533
Income from Fidelity Central Funds (including $1,035,518 from security lending)		2,231,008
Total income		45,368,029
Expenses
Management fee	$40,313,081
Independent trustees' fees and expenses	39,081
Interest	4,628
Miscellaneous	98,556
Total expenses before reductions	40,455,346
Expense reductions	(985)
Total expenses after reductions		40,454,361
Net Investment income (loss)		4,913,668
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,210,729,612
Redemptions in-kind	433,250,262
Fidelity Central Funds	(1,548)
Foreign currency transactions	(3,910)
Total net realized gain (loss)		1,643,974,416
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $567,689)	2,435,058,218
Unfunded commitments	7,011
Assets and liabilities in foreign currencies	76
Total change in net unrealized appreciation (depreciation)		2,435,065,305
Net gain (loss)		4,079,039,721
Net increase (decrease) in net assets resulting from operations		$4,083,953,389
Consolidated Statement of Changes in Net Assets

	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,913,668	$14,245,073
Net realized gain (loss)	1,643,974,416	(247,346,987)
Change in net unrealized appreciation (depreciation)	2,435,065,305	3,421,875,107
Net increase (decrease) in net assets resulting from operations	4,083,953,389	3,188,773,193
Distributions to shareholders	(16,291,092)	(18,540,597)

Share transactions
Proceeds from sales of shares	1,965,054,045	4,809,922,340
Reinvestment of distributions	16,250,553	17,792,720
Cost of shares redeemed	(2,527,824,640)	(3,458,216,801)

Net increase (decrease) in net assets resulting from share transactions	(546,520,042)	1,369,498,259
Total increase (decrease) in net assets	3,521,142,255	4,539,730,855

Net Assets
Beginning of period	16,151,335,822	11,611,604,967
End of period	$19,672,478,077	$16,151,335,822

Other Information
Shares
Sold	79,746,525	253,663,388
Issued in reinvestment of distributions	721,926	1,171,344
Redeemed	(107,847,573)	(180,533,478)
Net increase (decrease)	(27,379,122)	74,301,254

Consolidated Financial Highlights
Fidelity® Growth Company K6 Fund

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$21.13	$16.83	$24.27	$18.67	$11.19	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.02	.03	- D,E	- E	.01
Net realized and unrealized gain (loss)	5.57	4.31	(6.87)	5.78	7.49	1.18
Total from investment operations	5.58	4.33	(6.84)	5.78	7.49	1.19
Distributions from net investment income	(.02)	(.03)	-	(.02)	(.01)	-
Distributions from net realized gain	-	-	(.60)	(.16)	-	-
Total distributions	(.02)	(.03)	(.60)	(.18)	(.01)	-
Net asset value, end of period	$26.69	$21.13	$16.83	$24.27	$18.67	$11.19
Total Return F,G	26.44%	25.77%	(28.85)%	31.20%	66.95%	11.90%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.45% J,K	.45%	.45%	.45%	.45%	.45% J
Expenses net of fee waivers, if any	.45 % J,K	.45%	.45%	.45%	.45%	.45% J
Expenses net of all reductions	.45% J,K	.45%	.45%	.45%	.45%	.45% J
Net investment income (loss)	.06% J,K	.10%	.15%	(.01)% D	.01%	.29% J
Supplemental Data
Net assets, end of period (000 omitted)	$19,672,478	$16,151,336	$11,611,605	$14,970,335	$8,000,089	$1,853,643
Portfolio turnover rate L,M	24 % J	17%	23%	22%	18%	16% N

AFor the period June 13, 2019 (commencement of operations) through November 30, 2019.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.07)%.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KProxy expenses are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
MPortfolio turnover rate excludes securities received or delivered in-kind.
NAmount not annualized.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended May 31, 2024

1. Organization.
Fidelity Growth Company K6 Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$418,758,264	Recovery value	Recovery value	$0.00 - $0.21 / $0.05	Increase
		Market approach	Transaction price	$1.02 - $226.24 / $26.18	Increase
			Discount rate	5.0% - 70.0% / 28.5%	Decrease
			Premium rate	10.0% - 65.0% / 19.6%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 50.0 / 8.8	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	18.6 - 21.3 / 18.6	Increase
		Discounted cash flow	Discount rate	4.9% - 13.0% / 10.5%	Decrease
			Probability rate	6.0% - 70.0% / 36.3%	Increase
			Term	0.6 - 7.8 / 2.6	Increase
		Black scholes	Discount rate	4.1% - 5.2% / 4.7%	Increase
			Volatility	45.0% - 100.0% / 74.7%	Increase
			Term	1.0 - 5.0 / 3.0	Increase
Corporate Bonds	$6,923,071	Market approach	Transaction price	$100.00	Increase
			Discount rate	19.8%	Decrease
			Probability rate	10.0% - 70.0% / 33.3%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5 - 7.0 / 2.9	Increase
			Discount rate	25.0% - 29.2% / 27.8%	Decrease
			Probability rate	0.0% - 75.0% / 25.7%	Increase
		Black scholes	Discount rate	4.8% - 5.3% / 5.1%	Increase
			Volatility	55.0% - 75.0% / 69.0%	Increase
			Term	0.8 - 2.3 / 1.4	Increase
Preferred Securities	$5,884,467	Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	20.0% - 37.9% / 26.2%	Decrease
			Probability rate	0.0% - 60.0% / 34.2%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	1.7	Increase
		Black scholes	Discount rate	4.7% - 5.5% / 5.1%	Increase
			Volatility	50.0% - 100.0% / 66.0%	Increase
			Term	0.3 - 3.0 / 1.6	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,249,113,455
Gross unrealized depreciation	(1,091,880,349)
Net unrealized appreciation (depreciation)	$7,157,233,106
Tax cost	$12,955,726,966

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(607,409,941)
Long-term	(492,949,983)
Total capital loss carryforward	$(1,100,359,924)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Consolidated Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Consolidated Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Growth Company K6 Fund	JUUL Labs, Inc. Class A	2,867,386	7,011

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Growth Company K6 Fund	4,778,739.02

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Company K6 Fund	2,077,404,922	2,200,757,624

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Growth Company K6 Fund	40,125,363	433,250,262	879,263,213

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Growth Company K6 Fund	16,201,196	407,777,456

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Growth Company K6 Fund	27,935,116	217,419,927	525,925,884

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Growth Company K6 Fund	111,315,286	2,174,299,915
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Growth Company K6 Fund	34,743

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Growth Company K6 Fund	Borrower	7,484,750	5.57%	4,628

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Growth Company K6 Fund	164,356,717	67,849,475	20,055,511

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Growth Company K6 Fund	111,787	71,262	7,625,024

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $985.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Growth Company K6 Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Growth Company K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9893923.104
GCF-K6-SANN-0724
Fidelity® Growth Strategies K6 Fund

Semi-Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Growth Strategies K6 Fund
Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.6%
Entertainment - 0.6%
Live Nation Entertainment, Inc. (a)	19,500	1,827,930
Interactive Media & Services - 1.2%
Pinterest, Inc. Class A (a)	94,500	3,920,805
Media - 1.8%
The Trade Desk, Inc. (a)	59,600	5,529,688
TOTAL COMMUNICATION SERVICES		11,278,423
CONSUMER DISCRETIONARY - 14.7%
Broadline Retail - 0.3%
Coupang, Inc. Class A (a)	36,341	826,394
Distributors - 0.3%
Pool Corp.	2,523	917,237
Diversified Consumer Services - 0.6%
Duolingo, Inc. (a)	10,700	2,047,980
Hotels, Restaurants & Leisure - 3.6%
Chipotle Mexican Grill, Inc. (a)	500	1,564,760
Domino's Pizza, Inc.	6,500	3,305,770
Doordash, Inc. (a)	4,000	440,440
Expedia Group, Inc. (a)	25,100	2,832,786
Misa Investments Ltd.	3,300	103,653
Texas Roadhouse, Inc. Class A	14,300	2,469,181
Wyndham Hotels & Resorts, Inc.	6,900	488,244
		11,204,834
Household Durables - 2.7%
Lennar Corp. Class A	8,700	1,395,045
NVR, Inc. (a)	240	1,843,375
PulteGroup, Inc.	25,700	3,015,124
TopBuild Corp. (a)	5,000	2,089,750
		8,343,294
Specialty Retail - 4.8%
AutoZone, Inc. (a)	900	2,492,946
Dick's Sporting Goods, Inc.	14,800	3,369,072
Murphy U.S.A., Inc.	9,600	4,212,000
O'Reilly Automotive, Inc. (a)	1,650	1,589,379
Ulta Beauty, Inc. (a)	8,800	3,476,792
		15,140,189
Textiles, Apparel & Luxury Goods - 2.4%
Crocs, Inc. (a)	31,000	4,824,840
Deckers Outdoor Corp. (a)	2,339	2,558,679
		7,383,519
TOTAL CONSUMER DISCRETIONARY		45,863,447
CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Celsius Holdings, Inc. (a)	16,100	1,287,678
Consumer Staples Distribution & Retail - 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	10,945	963,926
Casey's General Stores, Inc.	6,200	2,057,036
		3,020,962
TOTAL CONSUMER STAPLES		4,308,640
ENERGY - 3.3%
Energy Equipment & Services - 0.8%
TechnipFMC PLC	43,573	1,141,177
Weatherford International PLC (a)	11,027	1,326,989
		2,468,166
Oil, Gas & Consumable Fuels - 2.5%
Cenovus Energy, Inc.	90,700	1,888,374
Cheniere Energy, Inc.	15,300	2,414,187
Hess Corp.	17,700	2,727,570
Valero Energy Corp.	4,900	769,986
		7,800,117
TOTAL ENERGY		10,268,283
FINANCIALS - 10.0%
Capital Markets - 5.6%
Ameriprise Financial, Inc.	13,800	6,025,218
Ares Management Corp. Class A,	24,400	3,420,148
KKR & Co. LP	8,400	863,856
LPL Financial	6,200	1,774,502
MSCI, Inc.	7,800	3,862,404
Tradeweb Markets, Inc. Class A	13,900	1,515,239
		17,461,367
Financial Services - 2.8%
Apollo Global Management, Inc.	75,600	8,781,696
Insurance - 1.6%
Arthur J. Gallagher & Co.	9,400	2,381,302
Kinsale Capital Group, Inc.	6,600	2,531,892
		4,913,194
TOTAL FINANCIALS		31,156,257
HEALTH CARE - 16.8%
Biotechnology - 0.4%
Moderna, Inc. (a)	9,400	1,339,970
Health Care Equipment & Supplies - 6.9%
DexCom, Inc. (a)	47,799	5,677,087
Insulet Corp. (a)	22,000	3,898,180
Penumbra, Inc. (a)	300	56,841
ResMed, Inc.	36,400	7,510,412
Shockwave Medical, Inc. (a)	12,800	4,288,000
		21,430,520
Health Care Providers & Services - 5.8%
Cardinal Health, Inc.	63,506	6,304,241
Cencora, Inc.	21,200	4,803,284
Centene Corp. (a)	23,752	1,700,406
Molina Healthcare, Inc. (a)	16,900	5,316,402
		18,124,333
Health Care Technology - 1.6%
Doximity, Inc. (a)(b)	127,100	3,524,483
Veeva Systems, Inc. Class A (a)	8,900	1,550,825
		5,075,308
Life Sciences Tools & Services - 2.0%
Mettler-Toledo International, Inc. (a)	3,400	4,773,906
West Pharmaceutical Services, Inc.	3,900	1,292,499
		6,066,405
Pharmaceuticals - 0.1%
Galderma Group AG	4,970	405,577
TOTAL HEALTH CARE		52,442,113
INDUSTRIALS - 26.8%
Aerospace & Defense - 3.8%
Howmet Aerospace, Inc.	38,500	3,259,025
Loar Holdings, Inc. (b)	300	17,091
TransDigm Group, Inc.	6,300	8,462,349
		11,738,465
Building Products - 3.4%
Builders FirstSource, Inc. (a)	14,000	2,251,060
Carlisle Companies, Inc.	3,400	1,422,186
Carrier Global Corp.	25,500	1,611,345
Trane Technologies PLC	16,632	5,446,315
		10,730,906
Commercial Services & Supplies - 4.7%
Cintas Corp.	10,800	7,322,076
Copart, Inc.	138,000	7,322,280
		14,644,356
Construction & Engineering - 4.4%
Centuri Holdings, Inc.	700	19,215
Comfort Systems U.S.A., Inc.	3,900	1,276,626
EMCOR Group, Inc.	14,400	5,596,704
Quanta Services, Inc.	24,800	6,843,312
		13,735,857
Electrical Equipment - 4.6%
AMETEK, Inc.	12,500	2,119,750
Atkore, Inc.	16,700	2,540,905
Nextracker, Inc. Class A (a)	36,599	2,019,167
nVent Electric PLC	32,200	2,620,436
Vertiv Holdings Co.	49,800	4,883,886
		14,184,144
Ground Transportation - 1.9%
Old Dominion Freight Lines, Inc.	29,500	5,169,875
Saia, Inc. (a)	2,000	818,960
		5,988,835
Machinery - 1.4%
PACCAR, Inc.	21,000	2,257,500
Parker Hannifin Corp.	3,900	2,072,928
		4,330,428
Professional Services - 0.3%
Booz Allen Hamilton Holding Corp. Class A	7,000	1,065,470
Trading Companies & Distributors - 2.3%
W.W. Grainger, Inc.	7,800	7,187,388
TOTAL INDUSTRIALS		83,605,849
INFORMATION TECHNOLOGY - 19.0%
Electronic Equipment, Instruments & Components - 3.8%
Amphenol Corp. Class A	44,239	5,855,916
CDW Corp.	15,000	3,354,300
Vontier Corp.	67,400	2,694,652
		11,904,868
IT Services - 2.4%
EPAM Systems, Inc. (a)	1,700	302,481
Gartner, Inc. (a)	14,000	5,875,380
GoDaddy, Inc. (a)	6,000	837,780
MongoDB, Inc. Class A (a)	1,700	401,302
		7,416,943
Semiconductors & Semiconductor Equipment - 5.5%
Astera Labs, Inc.	500	32,270
Broadcom, Inc.	700	929,985
Enphase Energy, Inc. (a)	12,500	1,598,750
KLA Corp.	1,200	911,436
Lam Research Corp.	774	721,709
Lattice Semiconductor Corp. (a)	19,037	1,413,307
Monolithic Power Systems, Inc.	6,700	4,928,721
NXP Semiconductors NV	3,851	1,047,857
ON Semiconductor Corp. (a)	64,800	4,732,992
Qorvo, Inc. (a)	9,200	905,188
		17,222,215
Software - 7.1%
Cadence Design Systems, Inc. (a)	4,400	1,259,764
Crowdstrike Holdings, Inc. (a)	18,500	5,802,895
Datadog, Inc. Class A (a)	9,200	1,013,656
Dynatrace, Inc. (a)	50,900	2,327,657
Fair Isaac Corp. (a)	3,800	4,901,734
Fortinet, Inc. (a)	22,700	1,346,564
HubSpot, Inc. (a)	4,800	2,933,040
Intuit, Inc.	1,024	590,275
Roper Technologies, Inc.	1,286	685,129
Synopsys, Inc. (a)	2,500	1,402,000
		22,262,714
Technology Hardware, Storage & Peripherals - 0.2%
Pure Storage, Inc. Class A (a)	8,800	530,552
TOTAL INFORMATION TECHNOLOGY		59,337,292
MATERIALS - 1.8%
Construction Materials - 0.6%
CRH PLC	24,313	1,987,831
Metals & Mining - 1.2%
Steel Dynamics, Inc.	27,200	3,641,264
TOTAL MATERIALS		5,629,095
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Iron Mountain, Inc.	21,216	1,711,919
UTILITIES - 1.8%
Independent Power and Renewable Electricity Producers - 1.8%
Vistra Corp.	56,000	5,548,480
TOTAL COMMON STOCKS (Cost $233,355,581)		311,149,798

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	1,121,506	1,121,730
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	3,630,487	3,630,850
TOTAL MONEY MARKET FUNDS (Cost $4,752,580)		4,752,580

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $238,108,161)	315,902,378
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(3,657,645)
NET ASSETS - 100.0%	312,244,733

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,536,183	68,174,441	70,588,833	133,822	(61)	-	1,121,730	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	56,250	19,003,094	15,428,494	535	-	-	3,630,850	0.0%
Total	3,592,433	87,177,535	86,017,327	134,357	(61)	-	4,752,580

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	11,278,423	11,278,423	-	-
Consumer Discretionary	45,863,447	45,863,447	-	-
Consumer Staples	4,308,640	4,308,640	-	-
Energy	10,268,283	10,268,283	-	-
Financials	31,156,257	31,156,257	-	-
Health Care	52,442,113	52,036,536	405,577	-
Industrials	83,605,849	83,605,849	-	-
Information Technology	59,337,292	59,337,292	-	-
Materials	5,629,095	5,629,095	-	-
Real Estate	1,711,919	1,711,919	-	-
Utilities	5,548,480	5,548,480	-	-

Money Market Funds	4,752,580	4,752,580	-	-
Total Investments in Securities:	315,902,378	315,496,801	405,577	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,533,104) - See accompanying schedule:
Unaffiliated issuers (cost $233,355,581)	$311,149,798
Fidelity Central Funds (cost $4,752,580)	4,752,580

Total Investment in Securities (cost $238,108,161)		$315,902,378
Cash		7,645
Receivable for fund shares sold		122,901
Dividends receivable		94,421
Distributions receivable from Fidelity Central Funds		18,798
Total assets		316,146,143
Liabilities
Payable for fund shares redeemed	$150,088
Accrued management fee	117,215
Other payables and accrued expenses	3,257
Collateral on securities loaned	3,630,850
Total liabilities		3,901,410
Net Assets		$312,244,733
Net Assets consist of:
Paid in capital		$232,925,169
Total accumulated earnings (loss)		79,319,564
Net Assets		$312,244,733
Net Asset Value, offering price and redemption price per share ($312,244,733 ÷ 18,736,051 shares)		$16.67
Statement of Operations
		Six months ended May 31, 2024 (Unaudited)
Investment Income
Dividends		$755,465
Income from Fidelity Central Funds (including $535 from security lending)		134,357
Total income		889,822
Expenses
Management fee	$544,919
Independent trustees' fees and expenses	449
Miscellaneous	3,246
Total expenses before reductions	548,614
Expense reductions	(81)
Total expenses after reductions		548,533
Net Investment income (loss)		341,289
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,659,244
Fidelity Central Funds	(61)
Foreign currency transactions	(1,547)
Total net realized gain (loss)		1,657,636
Change in net unrealized appreciation (depreciation) on investment securities		32,435,011
Net gain (loss)		34,092,647
Net increase (decrease) in net assets resulting from operations		$34,433,936
Statement of Changes in Net Assets

	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$341,289	$583,171
Net realized gain (loss)	1,657,636	11,251,001
Change in net unrealized appreciation (depreciation)	32,435,011	(1,798,325)
Net increase (decrease) in net assets resulting from operations	34,433,936	10,035,847
Distributions to shareholders	(2,301,548)	(324,034)

Share transactions
Proceeds from sales of shares	145,042,532	42,155,737
Reinvestment of distributions	2,301,548	324,034
Cost of shares redeemed	(24,950,243)	(25,802,546)

Net increase (decrease) in net assets resulting from share transactions	122,393,837	16,677,225
Total increase (decrease) in net assets	154,526,225	26,389,038

Net Assets
Beginning of period	157,718,508	131,329,470
End of period	$312,244,733	$157,718,508

Other Information
Shares
Sold	9,066,766	3,093,383
Issued in reinvestment of distributions	153,539	26,069
Redeemed	(1,555,666)	(1,906,516)
Net increase (decrease)	7,664,639	1,212,936

Financial Highlights
Fidelity® Growth Strategies K6 Fund

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.25	$13.32	$20.90	$17.06	$13.69	$11.21
Income from Investment Operations
Net investment income (loss) A,B	.02	.06 C	.03	(.01)	.04 D	.06 E
Net realized and unrealized gain (loss)	2.60	.90	(3.21)	4.29	3.40	2.51
Total from investment operations	2.62	.96	(3.18)	4.28	3.44	2.57
Distributions from net investment income	(.05)	(.03)	-	(.02)	(.07)	(.09)
Distributions from net realized gain	(.16)	-	(4.40)	(.42)	-	-
Total distributions	(.20) F	(.03)	(4.40)	(.44)	(.07)	(.09)
Net asset value, end of period	$16.67	$14.25	$13.32	$20.90	$17.06	$13.69
Total Return G,H	18.57%	7.27%	(19.67)%	25.64%	25.24%	23.18%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.45% K,L	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % K,L	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% K,L	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.28% K,L	.42% C	.22%	(.06)%	.25% D	.49% E
Supplemental Data
Net assets, end of period (000 omitted)	$312,245	$157,719	$131,329	$157,368	$182,192	$165,691
Portfolio turnover rate M	64 % K,N	86% N	78% N	51%	73%	66% N

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .34%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .15%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .39%.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LProxy expenses are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
NPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2024

1. Organization.
Fidelity Growth Strategies K6 Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$82,143,589
Gross unrealized depreciation	(4,702,498)
Net unrealized appreciation (depreciation)	$77,441,091
Tax cost	$238,461,287
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Strategies K6 Fund	127,944,184	72,003,481

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Growth Strategies K6 Fund	4,098,321	67,007,543

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Growth Strategies K6 Fund	57,451	734,795
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Growth Strategies K6 Fund	300

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Growth Strategies K6 Fund	6,265,063	3,466,090	286,240

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Growth Strategies K6 Fund	54	4	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $81.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Growth Strategies K6 Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Growth Strategies K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9883994.107
FEGK6-SANN-0724

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Mt. Vernon Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2024